THE HUNTINGTON FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND
HUNTINGTON VA GROWTH FUND
HUNTINGTON VA INCOME EQUITY FUND
HUNTINGTON VA INTERNATIONAL EQUITY FUND
HUNTINGTON VA MACRO 100 FUND
HUNTINGTON VA MID CORP AMERICA FUND
HUNTINGTON VA NEW ECONOMY FUND
HUNTINGTON VA ROTATING MARKETS FUND
HUNTINGTON VA SITUS SMALL CAP FUND
HUNTINGTON VA MORTGAGE SECURITIES FUND
(COLLECTIVELY, THE "VA PORTFOLIOS")

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006

I. In the VA Macro 100 Fund's "Investment Strategy" section, please update the following S&P 500 Index ("S&P 500") statistics as follows:
     "As of July 31, 2006, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.6 billion. The smallest company in the S&P 500 had a market capitalization of $423 million and the largest company had a market capitalization of $409 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.  These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations."
In addition, in the VA Macro 100 Fund's "What are the Main Risks of Investing in
this Fund" section, please add the following:

     "Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies."

II.  A Special Meeting of the Shareholders of the Huntington VA Funds (the "VA
Trust") was held on June 22, 2006. For a full copy of shareholder voting meeting results, please see The Huntington Funds' June 30, 2006, Semi-Annual Shareholder
Report for the VA Portfolios. At a concurrent Special Meeting of The Huntington
Funds, a Massachusetts business trust (the "Retail Trust"), shareholders of the
Retail Trust approved a reorganization of the Retail Trust (together with the VA
Trust) from separate Massachusetts business trusts into a single Delaware statutory trust now known as "The Huntington Funds."  The Huntington Funds has continued the business of operating the VA Portfolios and the 19 separate series or mutual funds of the Retail Trust.

The following additional changes have been implemented pursuant to the results of the Special Meeting of the Shareholders of the VA Trust:

      A. Under the "Investment Practices" section the "Illiquid Securities" and
      "Securities Lending" definitions are deleted in their entirety and replaced with the following:

            "ILLIQUID SECURITIES: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them.  The Funds may invest up to 15% of their assets in illiquid securities."

            "SECURITIES LENDING:  All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S.
            government obligations or other high-quality debt obligations and marked to market daily."

      B.  The VA Income Equity Fund's Investment Goal has been amended from "To seek to achieve high income and moderate appreciation of capital primarily through investment in income-producing equity securities" to:

            "Investment Goal:  To seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities."

      The first paragraph of the VA Income Equity Fund's Investment Strategy has
      been replaced with the following:

            "The Fund's investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities."

                                                                 August 31, 2006

Cusip 446771206
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                              THE HUNTINGTON FUNDS

                                  EQUITY FUNDS
                      Huntington VA Dividend Capture Fund
                           Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                    Huntington VA International Equity Fund
                          Huntington VA Macro 100 Fund
                      Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
                      Huntington VA Rotating Markets Fund
                       Huntington VA Situs Small Cap Fund

                                  INCOME FUND
                     Huntington VA Mortgage Securities Fund

                      STATEMENT OF ADDITIONAL INFORMATION

This  Statement of Additional Information ("SAI") contains information which may be of interest to investors in The Huntington Funds but which is not included in the Prospectus.  This  SAI  is  not  a  Prospectus  and  is  only authorized for distribution when accompanied or preceded by the Prospectus for  the  Huntington
VA  Funds  dated  May  1,  2006.  This  SAI  should  be  read  together with the
Prospectus.  The  SAI  incorporates  by  reference  the  Funds'  Annual  Report.
Investors may obtain a free copy of a Prospectus or Annual Report by calling The
Huntington  Funds  at  800-253-0412. These documents are also available  on  the
Funds' website at www.huntingtonvafunds.com.   Capitalized  terms  used  but not
defined in this SAI have the same meaning as set forth in the Prospectus.

                                  May 1, 2006
                           (revised August 31, 2006)

                               TABLE OF CONTENTS

DEFINITIONS                                                                              1

HOW ARE THE FUNDS ORGANIZED?                                                             2
SECURITIES IN WHICH THE FUNDS INVEST                                                     3
INVESTMENT PRACTICES                                                                     7
      ADJUSTABLE RATE NOTES                                                              7
      AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"),      7
      CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")
      ASSET-BACKED SECURITIES (NON-MORTGAGE)                                             7
      COMMON STOCK                                                                       8
      CONVERTIBLE SECURITIES                                                             8
      CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)                             8
      CREDIT-ENHANCED SECURITIES                                                         8
      DEFENSIVE INVESTMENTS                                                              8
      EQUITY SECURITIES                                                                  9
      FIXED INCOME SECURITIES                                                            9
      FOREIGN CURRENCY OPTIONS                                                           9
      FOREIGN CURRENCY TRANSACTIONS                                                      9
      FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS                   10
      FOREIGN SECURITIES                                                                11
      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS                                12
      INDEX-BASED SECURITIES                                                            14
      INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS                    15
      INTERESTS IN OTHER BUSINESS ORGANIZATIONS                                         16
      MONEY MARKET INSTRUMENTS                                                          16
      BANK OBLIGATIONS                                                                  16
      VARIABLE RATE DEMAND NOTES                                                        17
      MONEY MARKET MUTUAL FUNDS                                                         17
      MORTGAGE DOLLAR ROLL TRANSACTIONS                                                 17
      MORTGAGE-RELATED SECURITIES                                                       17
      MORTGAGE PASS-THROUGH SECURITIES                                                  18
      ADJUSTABLE RATE MORTGAGE SECURITIES                                               18
      DERIVATIVE MORTGAGE SECURITIES                                                    19
      OPTIONS                                                                           20
      PREFERRED STOCK                                                                   22
      REAL ESTATE INVESTMENT TRUSTS                                                     22
      REPURCHASE AGREEMENTS                                                             23
      RESTRICTED AND ILLIQUID SECURITIES                                                23
      REVERSE REPURCHASE AGREEMENTS                                                     23
      SECURITIES LENDING                                                                24
      SECURITIES OF OTHER INVESTMENT COMPANIES                                          24
      SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES                                     24
      U.S. GOVERNMENT SECURITIES                                                        25
      WARRANTS                                                                          25
      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS                                     25
      ZERO-COUPON SECURITIES                                                            26
INVESTMENT RISKS                                                                        26
      CALL RISK                                                                         26
      CREDIT (OR DEFAULT) RISK                                                          26
      CURRENCY RISK                                                                     27
      DERIVATIVE CONTRACTS RISK                                                         27
      EQUITY RISK                                                                       27
      EXTENSION RISK                                                                    28
      FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS                           28
      FOREIGN INVESTMENT RISK                                                           28
      INDEX-BASED SECURITIES RISK                                                       28
      INTEREST RATE RISK                                                                28
      INVESTMENT STYLE RISK                                                             29
      LEVERAGE RISK                                                                     29
      LIQUIDITY RISK                                                                    29
      MARKET RISK                                                                       29
      PREPAYMENT RISK                                                                   29
      RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS  29
      SECURITY-SPECIFIC RISK                                                            30
INVESTMENT RESTRICTIONS                                                                 33
PORTFOLIO TURNOVER                                                                      34
VALUATION                                                                               34
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS                                          35
FEES PAID BY THE FUNDS FOR SERVICES                                                     56
PRINCIPAL HOLDERS OF SECURITIES                                                         58
SHAREHOLDER RIGHTS                                                                      59
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS                          60
TAXES                                                                                   60
DIVIDENDS AND DISTRIBUTIONS                                                             63
PERFORMANCE INFORMATION                                                                 63
FINANCIAL STATEMENTS                                                                    64
INVESTMENT RATINGS                                                                      64
ADDRESSES                                                                               68
APPENDIX                                                                                69

                                  Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"           -- Huntington  Asset  Advisors, Inc., the Funds' investment advisor.

"Edgewood"          -- Edgewood Services, Inc., the Trust's distributor.

"Federated"         -- Federated  Services Company, the Trust's
                       sub-administrator.

"Funds"             -- Each of the separate  investment  portfolios  covered  by this SAI.

"Huntington Bank"   -- The  Huntington  National  Bank,  the administrator, fund accountant and custodian of the Funds.

"Independent Trustees"--Trustees who are not "interested persons"  of the Trust, as defined in the 1940 Act.

"Interested Trustees"--Trustees  who are "interested persons" of the  Trust,  as defined in the 1940 Act.

"NRSRO"             -- Nationally  Recognized  Statistical  Ratings Organization
                       such  as  Moody's  Investors Service, Inc.  (Moody's)  or
                       Standard and Poor's (S&P).

"Sub-Advisor"       -- Laffer Investments,  Inc.,  the  Huntington  VA Macro 100
                       Fund's sub-advisor.

"Prospectus"        -- The Prospectus of the Funds.

"Trust"             -- The Huntington Funds.

                          HOW ARE THE FUNDS ORGANIZED?

The  Trust  was  originally  two  separate  Massachusetts  business trusts,  The
Huntington  Funds,  established  on February 10, 1987 and Huntington  VA  Funds, established on June 30, 1999 (together,  the  "Original  Trusts").  The Original
Trusts  were  reorganized  into a single Delaware statutory trust retaining  the name of The Huntington Funds on June 23, 2006. The Trust is registered under the
Investment Company Act of 1940,  as  amended  (the  "1940  Act"), as an open-end management investment company. The Trust operates 29 separate  series  or mutual funds, each with its own investment objective and strategy. The Funds covered by this  SAI  were  established  exclusively  as  investment  vehicles for separate accounts offered by participating insurance companies. Each  of  these  Funds is diversified.  Effective  May  1,  2003,  the  Huntington  VA Rotating Index Fund
changed its name to the Huntington VA Rotating Markets Fund  in  connection with changes  to  its  investment objective and policies, as described in  its  proxy statement and acted  on at a special shareholder meeting held on April 17, 2003.
The changes allow the  Fund to rotate investments among stocks comprising equity market segments rather than indices.

Much of the information contained in this SAI expands upon subjects discussed in the Funds' Prospectus. No  investment in units of beneficial interest ("Shares")
of a Fund should be made without first reading the Funds' Prospectus.

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                      SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

                                       VA DIVIDEND CAPTURE  VA GROWTH  VA INCOME EQUITY  VA ROTATING MARKETS  VA MID CORP AMERICA
                                               FUND            FUND          FUND                FUND                 FUND
EQUITY SECURITIES
 Common Stocks                                  P               P              P                  P                    P
 Preferred Stocks                               P               P              P                  A                    A
 Real Estate Investment Trusts                  P               A              A                  A                    A
 Warrants                                       A               A              A                  A                    A
 Interests in Other Business                    A               A              N                  N                    A
 Organizations
FIXED INCOME SECURITIES
 Treasury Receipts                              A               A              A                  A                    A
 U.S. Treasury Obligations                      A               A              A                  A                    A
 U.S. Government
 Agency Securities                              A               A              A                  A                    A
 Bonds                                          A               A              A                  A                    A
 Certificates of Deposit                        A               A              A                  A                    A
 Corporate Debt Securities                      A               A              A                  A                    A
 Commercial Paper                               A               A              A                  A                    A
 Demand Notes                                   A               A              A                  A                    A
 Mortgage Backed Securities                     A               A              A                  A                    A
 Asset Backed Securities                        N               N              N                  N                    N
 Zero Coupon Securities                         A               A              A                  A                    A
 Bankers' Acceptances                           A               A              A                  A                    A
 Investment Grade Securities                    A               A              A                  A                    A
   Convertible Securities                       A               A              A                  A                    A
TAX EXEMPT SECURITIES
 General Obligation Bonds                       N               N              A                  N                    N
 Special Revenue Bonds                          N               N              A                  N                    N
 Tax Exempt Commercial Paper                    N               N              A                  N                    N
 Tax Increment Financing   Bonds                N               N              A                  N                    N
 Municipal Notes                                N               N              A                  N                    N
 Variable Rate Instruments                      A               A              A                  A                    A
 Municipal Leases                               N               N              A                  N                    N
FOREIGN SECURITIES
 American Depository Receipts                   A               A              A                  A                    A
 European Depository Receipts                   N               N              N                  A                    N
 Global Depository Receipts                     N               N              N                  A                    N
 Foreign Forward
 Currency Contracts                             A               A              A                  A                    A
 Foreign Exchange Contracts                     N               N              N                  A                    N
 Obligations of Supranational
 Agencies                                       N               N              N                  A                    N

                                      VA NEW ECONOMY VA INTERNATIONAL EQUITY VA MACRO 100 VA SITUS SMALL CAP VA MORTGAGE SECURITIES
                                           FUND               FUND               FUND            FUND                 FUND
EQUITY SECURITIES
 Common Stocks                         P              P                       P           P                  A
 Preferred Stocks                      A              P                       A           A                  N
 Real Estate Investment Trusts         A              A                       A           P                  A
 Warrants                              A              A                       A           A                  A
 Interests in Other Business           A              A                       A           A                  N
 Organizations
FIXED INCOME SECURITIES
 Treasury Receipts                     A              A                       A           A                  N
 U.S. Treasury Obligations             A              A                       A           A                  A
 U.S. Government                       A              A                       A           A                  A
 Agency Securities
 Bonds                                 A              A                       A           A                  A
 Certificates of Deposit               A              A                       A           A                  A
 Corporate Debt Securities             A              A                       A           A                  A
 Commercial Paper                      A              A                       A           A                  A
 Demand Notes                          A              A                       A           A                  A
 Taxable Municipal Securities          N              N                       N           N                  A
 Mortgage Backed Securities            A              A                       A           A                  P
 Mortgage Dollar Rolls                 N              N                       N           N                  A
 Asset Backed Securities               A              N                       N           A                  A
 Zero Coupon Securities                A              A                       A           A                  A
 Bankers' Acceptances                  A              A                       A           A                  A
 Credit Enhancement                    N              N                       N           N                  A
 Investment Grade Securities           A              A                       A           A                  A
   Convertible Securities              A              A                       A           A                  A
TAX EXEMPT SECURITIES
 General Obligation Bonds              N              N                       N           N                  A
 Special Revenue Bonds                 N              N                       N           N                  A
 Tax Exempt Commercial Paper           N              N                       N           N                  A
 Tax Increment Financing Bonds         N              N                       N           N                  A
 Municipal Notes                       N              N                       N           N                  A
 Variable Rate Instruments             A              A                       A           A                  A
 Municipal Leases                      N              N                       N           N                  A
FOREIGN SECURITIES
 American Depository Receipts          A              A                       A           A                  N
 European Depository Receipts          A              A                       A           A                  N
 Global Depository Receipts            A              A                       A           A                  N
 Foreign Forward                       A              A                       A           A                  N
 Currency Contracts
 Foreign Exchange Contracts            N              A                       N           A                  N
 Obligations of Supranational          N              A                       N           A                  N
 Agencies

                              VA DIVIDEND CAPTURE    VA GROWTH    VA INCOME EQUITY    VA ROTATING MARKETS    VA MID CORP AMERICA
                                      FUND              FUND            FUND                  FUND                   FUND
DERIVATIVE CONTRACTS
 Call and Put Options                  A                 A                A                    A                      A
 Futures Contracts                     A                 A                A                    A                      A
 Options                               A                 A                A                    A                      A
 Options on Currencies                 A                 A                A                    A                      A
SPECIAL TRANSACTIONS
 Repurchase Agreements                 A                 A                A                    A                      A
 Reverse Repurchase                    A                 A                A                    A                      A
 Agreements
 Delayed Delivery                      A                 A                A                    A                      A
 Transactions
 Securities Lending                    A                 A                A                    A                      A
 Illiquid Securities                   A                 A                A                    A                      A
 Restricted Securities                 A                 A                A                    A                      A
 Time Deposits                         A                 A                A                    A                      A
 Unit Investment Trusts                A                 A                A                    A                      A
 When-Issued Securities                A                 A                A                    A                      A
 Yankee Bonds                          A                 A                A                    A                      A
 Index-Based Securities                A                 A                A                    P                      A
Investment Company                     A                 A                A                    A                      A
Securities

                             VA NEW ECONOMY   VA INTERNATIONAL EQUITY   VA MACRO 100   VA SITUS SMALL CAP   VA MORTGAGE SECURITIES
                                  FUND                 FUND                 FUND              FUND                   FUND
DERIVATIVE CONTRACTS
 Call and Put Options        A                A                         A              A                    A
 Futures Contracts           A                A                         A              A                    A
 Options                     A                A                         A              A                    A
 Options on Currencies       A                A                         A              A                    N
SPECIAL TRANSACTIONS
 Repurchase Agreements       A                A                         A              A                    A
 Reverse Repurchase          A                A                         A              A                    A
 Agreements
 Delayed Delivery            A                A                         A              A                    A
 Transactions
 Securities Lending          A                A                         A              A                    A
 Illiquid Securities         A                A                         A              A                    A
 Restricted Securities       A                A                         A              A                    A
 Time Deposits               A                A                         A              A                    A
 Unit Investment Trusts      A                A                         A              A                    A
 When-Issued Securities      A                A                         A              A                    A
 Yankee Bonds                A                A                         A              A                    N
 Index-Based Securities      A                A                         A              A                    A
Investment Company           A                A                         A              A                    A
Securities

                              INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds. Below you  will  find  more detail about  the  types  of  investments  and  investment practices permitted  by  each  Fund, as noted in the preceding tables, including those which are not part of a Fund's principal investment strategy.

ADJUSTABLE RATE NOTES

 The categories of Fixed Income Securities and Tax Exempt Securities may include
"adjustable rate notes," which include  variable  rate  notes  and floating rate notes.  A floating rate note is one whose terms provide for the readjustment  of its interest  rate  whenever  a specified interest rate changes and that, at any time, can reasonably be expected  to  have  a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased  by  a  Fund, the Fund may seek to resell the note at any time to a third party. The absence  of  an active secondary market, however, could make it difficult for the Fund to dispose  of a variable or floating rate note in the event the issuer of the note defaulted  on its  payment  obligations  and the Fund could, as a result or for other reasons, suffer a loss to the extent  of the default. Variable or floating rate notes may be secured by bank letters of  credit.  A demand instrument with a demand notice period exceeding seven days may be considered  illiquid if there is no secondary market for such security. Such security will be  subject  to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment  of  the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

AMERICAN  DEPOSITARY  RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS  ("EDRS"),
CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs  are securities, typically  issued  by  a  U.S.  financial  institution  (a
"depositary"),  that  evidence  ownership  interests  in a security or a pool of securities issued by a foreign issuer and deposited with  the  depositary.  ADRs
include  American  Depositary  Shares  and  New  York  Shares.   EDRs, which are
sometimes  referred to as CDRs, are securities, typically issued by  a  non-U.S.
financial institution, that evidence ownership interests in a security or a pool of securities  issued  by  either  a  U.S.  or  foreign issuer.  GDRs are issued
globally  and  evidence a similar ownership arrangement.   Generally,  ADRs  are
designed for trading  in  the  U.S.  securities  markets,  EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-
U.S.  securities  markets.   ADRs,  EDRs,  CDRs  and  GDRs may be available  for
investment  through  "sponsored"  or  "unsponsored"  facilities.    A  sponsored
facility  is  established  jointly by the issuer of the security underlying  the receipt and a depositary, whereas  an unsponsored facility may be established by a depositary without participation by  the  issuer  of  the receipt's underlying security.  Holders of an unsponsored depositary receipt generally  bear  all the costs  of  the  unsponsored facility.  The depositary of an unsponsored facility frequently is under  no  obligation  to  distribute  shareholder  communications received  from  the issuer of the deposited security or to pass through  to  the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (NON-MORTGAGE)

Asset-backed securities  are  instruments  secured by company receivables, truck and  auto  loans,  leases,  and  credit card receivables.  Such  securities  are
generally  issued  as  pass-through  certificates,   which  represent  undivided
fractional  ownership  interests  in  the  underlying  pools   of  assets.  Such
securities also may be debt instruments, which are also known as  collateralized obligations  and  are generally issued as the debt of a special purpose  entity, such as a trust, organized  solely  for  the  purpose  of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises  risk considerations peculiar  to  the financing of the instruments underlying such securities.  Like mortgages underlying  mortgage-backed  securities,  underlying  automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which  may  reduce  the  overall  return  to  certificate holders. Nevertheless, principal prepayment rates tend not to vary as  much  in  response to changes in interest rates and the short-term nature of the underlying  car  loans  or other receivables  tend  to  dampen  the impact of any change in the prepayment level.
Certificate holders may also experience delays in payment on the certificates if the  full amounts due on underlying  sales  contracts  or  receivables  are  not realized  by the trust because of unanticipated legal or administrative costs of enforcing the  contracts  or because of depreciation or damage to the collateral
(usually automobiles) securing certain contracts, or other factors.

COMMON STOCK

Common stock is a type of equity security which represents an ownership interest in a corporation and the right  to a portion of the assets of the corporation in the  event  of liquidation. This right,  however,  is  subordinate  to  that  of preferred stockholders  and  any  creditors, including holders of debt issued by the  corporation. Owners of common stock  are  generally  entitled  to  vote  on important matters. A corporation may pay dividends on common stock.

CONVERTIBLE SECURITIES

Convertible  securities include fixed income securities that may be exchanged or converted into  a  predetermined  number  of  shares  of the issuer's underlying common stock at the option of the holder during a specified  period. Convertible securities  may take the form of convertible preferred stock, convertible  bonds or debentures,  units consisting of "usable" bonds and warrants or a combination of the features of  several  of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment  strategies.  A  Fund  will  exchange or convert  the  convertible  securities  held in its portfolio into shares of  the
underlying  common  stock  when,  in  the  Advisor's   opinion,  the  investment
characteristics  of  the  underlying  common  shares  will assist  the  Fund  in achieving  its  investment  objective.  Otherwise the Fund  may  hold  or  trade convertible securities.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

Corporate debt includes any obligation of  a  corporation  to  repay  a borrowed amount at maturity and usually to pay the holder interest at specific intervals.
Corporate  debt can have a long or short maturity and is often rated by  one  or more NRSROs. See the Appendix to this SAI for a description of these ratings.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For  example,  higher  ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that  the  issuer  might  not  make  payments on subordinated  securities  while continuing to make payments on senior  securities.  In addition, in the event of bankruptcy, holders of senior securities  may  receive amounts otherwise payable to the holders of subordinated securities.  Some  subordinated  securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments  under  certain circumstances.  For example, insurance companies  issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CREDIT-ENHANCED SECURITIES

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence  of  a  guarantee,  letter  of  credit,  insurance or unconditional  demand  feature. In most cases, the Advisor evaluates the  credit quality  and ratings of credit-enhanced  securities  based  upon  the  financial condition and ratings of the party providing the credit enhancement (the "credit enhancer")  rather  than  the  issuer.  Credit-enhanced  securities  will not be treated  as  having  been  issued  by  the  credit  enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the  credit  enhancer. The bankruptcy, receivership or  default  of  the  credit enhancer will  adversely  affect the quality and marketability of the underlying security. A default on the  underlying security or other event that terminates a demand feature prior to its exercise  will adversely affect the liquidity of the underlying security.

DEFENSIVE INVESTMENTS

At times the Advisor may determine that  conditions  in  securities  markets may make  pursuing  a  Fund's principal investment strategies inconsistent with  the best interests of the  Fund's  shareholders.  At  such  times,  the  Advisor may
temporarily   use   alternative   strategies,   primarily   designed  to  reduce
fluctuations  in the value of a Fund's assets. In implementing  these  temporary
"defensive" strategies,  a  Fund  may  temporarily place all or a portion of its assets in cash, U.S. Government securities,  debt  securities  which the Advisor considers to be of comparable quality to the acceptable investments  of the Fund
and   other  investments  which  the  Advisor  considers  consistent  with  such strategies.

EQUITY SECURITIES

Equity  securities  include  both  foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable  into common or preferred stocks,
and   other   securities   which   the  Advisor  believes  have   common   stock
characteristics, such as rights and warrants.

FIXED INCOME SECURITIES

Fixed  income  securities include corporate  debt  securities,  U.S.  Government securities, mortgage-related  securities,  tax-exempt  securities  and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

Options  on  foreign currencies operate similarly to options on securities,  and are traded primarily  in  the over-the-counter market (so-called "OTC options"), although options on foreign  currencies  have  recently  been  listed on several exchanges.  Options will be purchased or written only when the Advisor  believes that a liquid  secondary  market  exists  for  such  options.  There  can  be no assurance  that a liquid secondary market will exist for a particular option  at any specific  time.  Options  on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options  may be used to increase current return. They are also  used  in  connection  with hedging  transactions.  See  "Foreign  Currency
Transactions."

Writing covered call options  on  currencies  may  offset  some  of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and  call  options on foreign currency futures contracts and on foreign currencies. A put option on a  futures  contract  gives  a  Fund the right to assume a short position in the futures contract until expiration  of  the  option.  A  call option on a futures contract  gives  a  Fund  the  right to assume a long position  in  the  futures contract until the expiration of the option.

The value of a foreign currency  option  is  dependent  upon  the  value  of the foreign  currency  and  the  U.S.  dollar,  and  may have no relationship to the investment merits of a foreign security. Because foreign  currency  transactions occurring  in  the  interbank  market involve substantially larger amounts  than those that may be involved in the  use  of  foreign  currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or  other  market  sources  be  firm  or  revised  on  a timely basis. Available quotation information is generally representative of very  large transactions in the  interbank  market and thus may not reflect relatively smaller  transactions
(less than $1 million)  where  rates may be less favorable. The interbank market in foreign currencies is a global,  around-the-clock  market. To the extent that the  U.S.  options  markets  are  closed  while the markets for  the  underlying currencies remain open, significant price and  rate  movements may take place in the  underlying markets that cannot be reflected in the  U.S.  options  markets.
Options contracts are generally valued at the mean of the bid and asked price as reported  on  the  highest-volume  exchange  (in  terms  of the number of option contracts traded for that issue) on which such options are traded.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions include purchasing and selling foreign currencies, entering  into  forward  or  futures  contracts  to  purchase  or  sell  foreign
currencies   (see   "Forward  Foreign  Currency  and  Foreign  Currency  Futures
Contracts"), and purchasing  and  selling  options  on  foreign  currencies (see
"Foreign Currency Options"). Foreign currency transactions may be  used to hedge against uncertainty in the level of future foreign currency exchange  rates  and to increase current return.

Purchases  and  sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging"
and "position hedging."

Transaction hedging  involves  entering  into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities.  Transaction  hedging  is  used to
"lock  in"  the U.S. dollar price of a security to be purchased or sold, or  the
U.S. dollar equivalent  of a dividend or interest payment in a foreign currency.
The goal is to protect against  a possible loss resulting from an adverse change in the relationship between the U.S.  dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment  is  declared,  and  the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions  either to protect  against:  (i)  a decline in the value of a foreign currency in which  a security held or to be sold  is denominated; or (ii) an increase in the value of a foreign currency in which a  security  to  be  purchased  is  denominated.  In connection  with  position  hedging,  a Fund may purchase put or call options on foreign currency and foreign currency futures  contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither  transaction  nor  position  hedging  eliminates   fluctuations  in  the
underlying prices of the securities which a Fund owns or intends  to purchase or sell.  They  simply establish a rate of exchange which can be achieved  at  some future point in  time.  Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential  gain  which  might  result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk  due  to  the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future  value  of  such  securities  in  foreign  currencies  will change  as  a consequence  of market movements in the values of those securities  between  the dates the currency  exchange  transactions  are  entered into and the dates they mature.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any  fixed  number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the  holder  has the unilateral  right to cancel the contract at maturity by paying a specified  fee.
The contracts  are  traded  in  the  interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is  a  standardized  contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures  contracts  traded  in the  United  States  are  designed  by  and traded on exchanges regulated by the
Commodity Futures Trading Commission ("CFTC"),  such  as the New York Mercantile
Exchange.

Forward  foreign  currency  contracts  differ  from  foreign   currency  futures
contracts  in  certain  respects.  For example, the maturity date of  a  forward contract may be any fixed number of  days  from  the date of the contract agreed upon by the parties, rather than a predetermined date  in a given month. Forward contracts  may  be  in  any  amounts  agreed  upon  by the parties  rather  than predetermined  amounts.  Also,  forward foreign currency  contracts  are  traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures  contract,  a  Fund may either accept or make  delivery of the currency specified in the contract,  or  at  or  prior  to maturity  enter  into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange;  a  clearing  corporation  associated  with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used  to  increase  current return. They are also used in connection  with  both
"transaction  hedging"   and   "position   hedging."   See   "Foreign   Currency
Transactions."

Among  the  risks  of  using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of  trade which provides a secondary market. Although it is intended that any Fund using  foreign  currency  futures  contracts  and related options  will  only purchase or sell them on exchanges or boards of trade  where there appears to  be  an  active  secondary market, there is no assurance that a secondary market on an exchange or  board of trade will exist for any particular contract or option or at any particular  time.  In  such  event,  it  may not be possible  to  close  a  futures or related option position and, in the event  of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible  to  forecast with precision the market value of a security  at  the expiration or maturity  of  a  forward  or  futures  contract.
Accordingly, it  may be necessary to purchase additional foreign currency on the spot market (and bear  the  expense of such purchase) if the market value of the security being hedged is less  than  the  amount  of  foreign currency a Fund is obligated to deliver and if a decision is made to sell  the  security  and  make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot  market  some  of the foreign currency received upon the sale of the hedged portfolio security if  the  market  value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures  contract,  it  is  required to deposit with  its custodian an amount of cash or U.S. Treasury bills up  to  5%  of  the amount  of  the  futures contract. This amount is known as "initial margin." The nature  of  initial  margin  is  different  from  that  of  margin  in  security
transactions   in   that   it  does  not  involve  borrowing  money  to  finance
transactions. Rather, initial  margin  is  similar to a performance bond or good faith  deposit  that is returned to a Fund upon  termination  of  the  contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments  to  and from the broker occur on a daily basis in a process known as "marking to market."  These payments are called "variation margin," and are  made  as  the  value of the underlying  futures  contract  fluctuates.  For example, when a Fund  sells  a  futures contract and the price of the underlying currency rises above the delivery  price, the Fund's position declines in value.
The Fund then pays a broker a variation  margin  payment equal to the difference between the delivery price of the futures contract  and  the market price of the currency  underlying  the  futures  contract. Conversely, if the  price  of  the underlying currency falls below the delivery  price  of the contract, the Fund's futures  position  increases  in value. The broker then must  make  a  variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position  in  a futures contract, a final determination of variation margin is made, additional  cash is paid by or to the Fund, and the
Fund  realizes  a  loss or gain. Such closing  transactions  involve  additional commission costs.

FOREIGN SECURITIES (INCLUDING EMERGING MARKETS)

Foreign securities are  those  securities  which are issued by companies located outside  the  United  States and principally traded  in  foreign  markets.  This includes equity and debt  securities  of  foreign  entities  and  obligations of foreign branches of U.S. and foreign banks. Permissible investments  may consist of  obligations  of  foreign  branches  of  U.S.  banks  and foreign or domestic branches of foreign banks, including European Certificates  of Deposit, European
Time Deposits, Canadian Time Deposits and Yankee Certificates  of  Deposits, and
investments  in Canadian Commercial Paper, foreign securities and Europaper.  In addition, the Funds may invest in depositary receipts. The Funds may also invest
in  securities   issued   or  guaranteed  by  foreign  corporations  or  foreign
governments, their political  subdivisions,  agencies  or  instrumentalities and obligations  of  supranational  entities such as the World Bank  and  the  Asian
Development Bank. Investment in foreign  securities  is  subject  to a number of special risks.

Since  foreign  securities  are  normally  denominated  and  traded  in  foreign currencies,  the  value  of  a  Fund's assets invested in such securities may be affected  favorably or unfavorably  by  currency  exchange  rates  and  exchange control regulation.  Exchange  rates  with  respect to certain currencies may be particularly volatile. Additionally, although  foreign  exchange  dealers do not charge  a  fee  for currency conversion, they do realize a profit based  on  the difference (the "spread")  between  prices  at  which  they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a  Fund  desire  to resell that currency to the dealer.

There  may  be less information publicly available about a foreign company  than about a U.S.  company,  and  foreign  companies  are  not  generally  subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid  and at times more volatile than securities of comparable U.S. companies.
Foreign brokerage  commissions  and other fees are also generally higher than in the  United States. Foreign settlement  procedures  and  trade  regulations  may involve certain risks (such as delays in payment or delivery of securities or in the recovery  of  a  Fund's  assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain  foreign  countries, there is a possibility of nationalization or expropriation of assets, confiscatory  taxation, political or  financial  instability  and diplomatic developments which could  affect  the value of investments in those  countries.  In  certain countries, legal remedies available to investors may be more limited than  those available with respect to investments in the United States or other countries.  The  laws  of some foreign countries may limit a Fund's ability to invest in securities of certain  issuers located  in  those  countries.  Special  tax  considerations  apply  to  foreign securities.

The  International  Equity  Fund  and  Situs  Small  Cap  Fund may invest in the securities of emerging market issuers. Investing in emerging  market  securities involves  risks  which  are  in  addition to the usual risks inherent in foreign
investments.  Some  emerging  markets   countries  may  have  fixed  or  managed
currencies that are not free-floating against  the U.S. dollar. Further, certain currencies may not be traded internationally. Certain  of  these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the  currencies  in  which  the  Fund's securities are denominated  may  have  a detrimental impact on the Fund.

Some countries with emerging securities  markets  have  experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and  rapid  fluctuation  in inflation rates have had and may  continue  to  have negative effects on the economies  and  securities markets of certain countries.
Moreover, the economies of some countries  may  differ  favorably or unfavorably from  the  U.S.  economy in such respects as rate of growth  of  gross  domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions  that are subject to political change and balance of payments position. Further, there  may  be  greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially  less volume than U.S. markets. In addition, securities in many of such markets are  less  liquid, and their prices often  are  more  volatile, than securities of comparable U.S.  companies.  Such markets often have  different clearance and settlement procedures for securities transactions and in some  markets  there  have  been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could  result  in  temporary  periods when assets may be uninvested. Settlement problems in emerging markets countries
also   could  cause  the  Fund  to  miss  attractive  investment  opportunities.
Satisfactory  custodial  services  may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A  futures  contract  is a binding contractual  commitment  which,  if  held  to maturity, will result in  an obligation to make or accept delivery of a security at a specified future time  and  price. By purchasing futures (assuming a "long"
position) a Fund will legally obligate  itself  to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a
"short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or  under  the  direction  of  the
Trustees.  Positions  taken  in  the  futures  markets  are not normally held to maturity, but are instead liquidated through offsetting transactions  which  may result  in  a  profit  or  a  loss. While futures positions taken by a Fund will usually be liquidated in this manner,  a  Fund may instead make or take delivery of the underlying securities whenever it appears  economically  advantageous  to the  Fund to do so. A clearing corporation associated with the exchange on which futures  are  traded  assumes  responsibility  for such closing transactions and guarantees  that  the  Fund's  sale  and purchase obligations  under  closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities  seeks  to establish more certainly than  would  otherwise  be possible the effective rate of  return  on  portfolio securities. A Fund may, for  example,  take  a  "short"  position in the futures market by selling contracts for the future delivery of debt  securities  held by the  Fund  (or  securities  having  characteristics similar to those held by the
Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's  portfolio  securities. When hedging of this  character  is  successful,  any  depreciation in the  value  of  portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long"  position  by purchasing futures on debt securities. This would be done, for example, when the  Advisor  expects  to purchase  for  a  Fund particular securities when it has the necessary cash, but expects the rate of  return  available in the securities markets at that time to be less favorable than rates currently  available in the futures markets. If the anticipated  rise  in  the  price  of  the securities  should  occur  (with  its concomitant reduction in yield), the increased  cost  to  the Fund of purchasing the  securities may be offset by the rise in the value of the  futures  position taken in anticipation of the subsequent securities purchase.

Successful  use  by a Fund of futures contracts on debt securities is subject to the Advisor's ability  to  predict  correctly  movements  in  the  direction  of interest  rates  and  other  factors  affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the  market prices of debt securities held by it and the prices of such securities increase  instead,  the Fund will lose part or  all  of the benefit of the increased value of its securities  which  it  has hedged because  it  will  have  offsetting  losses  in its futures positions. In addition, in such situations, if the Fund has insufficient  cash, it may have to sell securities to meet daily margin maintenance requirements.  A  Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities  except that  options  on  futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any  time  during the period of the option. As with options on securities, the holder or writer  of  an  option  may  terminate its position by selling or purchasing an option of the same series. There  is  no guarantee that such  closing transactions can be effected. A Fund will be required  to  deposit initial  margin  and  variation  margin  with respect to put and call options on futures  contracts  written by it pursuant to  brokers'  requirements,  and,  in addition, net option  premiums  received  will  be  included  as  initial margin deposits.  See  "Margin  Payments"  below. Compared to the purchase or  sale  of futures contracts, the purchase of call  or  put  options  on  futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium  paid  for  the options plus transactions costs. However, there  may  be circumstances when the  purchases  of  call or put options on a futures contract would  result in a loss to a Fund when the  purchase  or  sale  of  the  futures contracts  would  not,  such  as when there is no movement in the prices of debt securities. The writing of a put  or  call option on a futures contract involves risks  similar  to those risks relating to  the  purchase  or  sale  of  futures contracts.

Margin payments.  When  a  Fund  purchases  or  sells  a futures contract, it is required to deposit with its custodian an amount of cash,  U.S.  Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures  contract.  This  amount  is  known  as "initial margin". The nature  of initial margin is different from that of in security  transactions  in  that  it does not involve borrowing money to finance transactions. Rather, initial margin is  similar  to a performance bond or good faith deposit that is returned to the
Fund  upon  termination  of  the  contract,  assuming  the  Fund  satisfies  its contractual obligations.  Subsequent  payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called
"variation margin" and are made as the  value of the underlying futures contract fluctuates. For example, when a Fund sells  a  futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines  in value. The Fund then pays the broker  a  variation  margin  payment equal to the  difference  between the delivery price of the futures contract and the market price of the securities  underlying the futures contract. Conversely, if the price of the underlying security  falls  below  the delivery price of the contract, the Fund's futures position increases in value.  The  broker then must make  a  variation  margin payment equal to the difference between the  delivery price of the futures  contract and the market price of the securities underlying the futures contract.

When a Fund terminates  a  position in a futures contract, a final determination of variation margin is made,  additional cash is paid by or to the Fund, and the
Fund realizes a loss or a gain.  Such  closing  transactions  involve additional commission costs.

Liquidity  risks. Positions in futures contracts may be closed out  only  on  an exchange or  board  of trade which provides a secondary market for such futures.
Although the Trust intends  to  purchase  or  sell  futures only on exchanges or boards of trade where there appears to be an active secondary  market,  there is no  assurance  that  a  liquid secondary market on an exchange or board of trade will exist for any particular  contract  or  at any particular time. If there is not a liquid secondary market at a particular  time,  it  may not be possible to close  a  futures  position  at  such  time and, in the event of  adverse  price movements, a Fund would continue to be required  to  make daily cash payments of variation  margin. However, in the event financial futures  are  used  to  hedge portfolio securities,  such  securities  will  not  generally  be sold until the financial futures can be terminated. In such circumstances, an increase  in  the price  of  the  portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the  risks  that  apply  to  all  options transactions, there are several special risks relating to options on futures  contracts.  The ability to establish  and  close  out  positions  in  such  options will be subject to  the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally  will  purchase only those options for which there appears to be an active secondary market,  there  is  no assurance  that  a  liquid  secondary  market  on an exchange will exist for any particular option or at any particular time. In  the event no such market exists for particular options, it might not be possible to  effect closing transactions in  such  options,  with  the result that the Fund would have  to  exercise  the options in order to realize any profit.

Hedging risks. There are several  risks  in connection with the use by a Fund of futures  contracts and related options as a  hedging  device.  One  risk  arises because of  the  imperfect  correlation  between  movements in the prices of the futures contracts and options and movements in the  prices  of  securities which are the subject of the hedge. The Advisor will, however, attempt  to reduce this risk  by  purchasing and selling, to the extent possible, futures contracts  and related options  on  securities  and indexes the movements of which will, in its judgment,  correlate closely with movements  in  the  prices  of  the  portfolio securities sought to be hedged.

Successful use  of  futures contracts and options by a Fund for hedging purposes is also subject to the  Advisor's  ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio  against  a  decline in the market, the securities or index on which the puts are purchased may  increase  in  value and the value of securities held in the portfolio may decline. If this occurred, the
Fund would lose money on the puts and also experience a decline in value  in its portfolio  securities.  In  addition,  the  prices  of  futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or  index  due  to  certain market distortions. First, all participants  in  the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal  relationship  between the underlying security or index and futures markets. Second, the margin requirements  in the futures markets are less onerous than margin requirements in the securities  markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the  futures  markets  may also  cause  temporary  price  distortions.  Due  to  the  possibility  of price distortion, even a correct forecast of general market trends by the Advisor  may still  not  result  in  a  successful hedging transaction over a very short time period.

Other risks. Funds will incur  brokerage  fees  in connection with their futures and options transactions. In addition, while futures  contracts  and  options on futures  will  be purchased and sold to reduce certain risks, those transactions themselves entail  certain  other risks. Thus, while a Fund may benefit from the use of futures and related options,  unanticipated  changes in interest rates or stock price movements may result in a poorer overall  performance  for  the Fund than  if  it had not entered into any futures contracts or options transactions.
Moreover, in  the event of an imperfect correlation between the futures position and the portfolio  position  which  is  intended  to  be  protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX-BASED SECURITIES

Index-based securities, such as Standard & Poor's Depository Receipts ("SPDRs"),
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity  Benchmark  Shares
("WEBS"),  and  Dow Jones DIAMONDS ("Diamonds"), are usually interests in a unit investment trust  ("UIT")  that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ  100s  and  DIAMONDS  are listed on the American
Stock Exchange. In some cases, index-based securities may  be organized as open-
end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds ("Exchange Traded Funds or ETFs").

A  UIT  will  generally issue index-based securities in aggregations  of  50,000 known as "Creation  Units"  in  exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially  similar to the component securities
(Index Securities) of the applicable index  (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on  the  UIT's  portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize  the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based  securities are not individually redeemable, except upon termination of  the  UIT. To  redeem,  the  portfolio  must  accumulate  enough  index-based securities  to  reconstitute a Creation Unit (large aggregations of a particular
index-based  security).   The   liquidity   of  small  holdings  of  index-based
securities, therefore, will depend upon the existence  of  a  secondary  market.
Upon  redemption of a Creation Unit, the portfolio will receive Index Securities and cash  identical  to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based  securities  is  derived  and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved  in  the  purchase  or sale  of traditional common stock, with the exception that the pricing mechanism for index-based  securities  is  based on a basket of stocks. Disruptions in the markets for the securities underlying  index-based  securities purchased or sold by the Portfolio could
result  in losses on index-based securities. Trading in  index-based  securities involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

A debt index  futures contract is a contract to buy or sell units of a specified debt index at a  specified  future date at a price agreed upon when the contract is made. A unit is the current  value  of  the  index.  A  stock  index  futures contract  is  a  contract  to  buy or sell units of a stock index at a specified future date at a price agreed upon  when  the  contract  is  made. A unit is the current value of the stock index.

The  following example illustrates generally the manner in which  index  futures contracts operate. The Standard & Poor's 100 Stock Index ("S&P 100") is composed of 100  selected  common  stocks, most of which are listed on the New York Stock
Exchange ("NYSE"). The S&P  100 assigns relative weightings to the common stocks included in the Index, and the  Index  fluctuates  with  changes  in  the market values of those common stocks. In the case of the S&P 100, contracts are  to buy or  sell  100  units.  Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100  units  X  $180).  The  stock index futures contract specifies that no delivery of the actual stocks making  up  the  index will take place.  Instead,  settlement  in  cash  must occur upon the termination  of  the contract, with the settlement being the difference  between  the  contract price and  the actual level of the stock index at the expiration of the contract.  For example,  if  a  Fund enters into a futures contract to buy 100 units of the S&P
100 at a specified future date at a contract price of $180 and the S&P 100 is at
$184 on that future  date,  the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures  contract to sell 100 units of the stock index at a specified future date at a contract  price  of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100  units  X  loss of $2). A Fund may  purchase  or  sell  futures  contracts  with  respect  to any stock  index.
Positions  in index futures may be closed out only on an exchange  or  board  of trade which provides a secondary market for such futures.

Purchases and  sales  of  index  futures  may be used to hedge an investment. To hedge  an  investment successfully, however,  a  Fund  must  invest  in  futures contracts with  respect  to  indices  or sub-indices the movements of which will have  a significant correlation with movements  in  the  prices  of  the  Fund's securities.

Options  on  index futures contracts are similar to options on securities except that options on  index futures contracts give the purchaser the right, in return for the premium paid,  to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price  at  any  time  during the period of the option. Upon exercise of the option, the holder assumes the  underlying  futures position and receives  a  variation  margin  payment of cash or securities approximating  the increase in the value of the holder's option position. If an option is exercised on  the  last trading day prior to  the  expiration  date  of  the  option,  the settlement is made entirely in cash based on the difference between the exercise price of the  option  and  the  closing  level of the index on which the futures contract is based on the expiration date.  Purchasers  of  options  who  fail to exercise  their  options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such  options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires  the  right  to  buy,  and  the  writer  undertakes the obligation to sell, an index at a stated exercise price during the  term  of the option.  Instead  of  giving  the  right  to  take  or  make  actual delivery of securities,  the  holder  of  an  index option has the right to receive  a  cash
"exercise settlement amount." This  amount  is  equal to the amount by which the fixed exercise price of the option exceeds (in the  case  of  a  put) or is less than  (in the case of a call) the closing value of the underlying index  on  the date of  the  exercise,  multiplied  by  a fixed "index multiplier." A Fund will enter into an option position only if there  appears  to  be  a liquid secondary market for such options.

The  Funds  will  not  engage  in  transactions in options on stock indices  for speculative  purposes  but  only to protect  appreciation  attained,  to  offset capital losses and to take advantage  of  the  liquidity available in the option markets. The aggregate premium paid on all options  on  stock  indices  will not exceed 20% of a Fund's total assets.

INTERESTS IN OTHER BUSINESS ORGANIZATIONS

The  VA Growth Fund, VA Dividend Capture Fund, VA International Equity Fund,  VA
Mid Corp America Fund, VA New Economy Fund, VA Situs Small Cap Fund and VA Macro
100 Fund  may invest in entities such as limited partnerships, limited liability companies,  business  trusts  and  companies organized outside the United States which may issue securities comparable to common or preferred stock.

MONEY MARKET INSTRUMENTS

Except where otherwise noted, all of  the  Funds may, for temporary defensive or liquidity  purposes,  invest  up  to  100%  of  their  assets  in  money  market instruments.

      Commercial Paper and Variable Amount Master Demand Notes

      Consistent with its investment objective, policies, and restrictions, each
      Fund  may invest in commercial paper (including  Section  4(2)  commercial paper)  and variable amount master demand notes. Commercial paper consists of unsecured  promissory  notes  issued  by  corporations  normally having maturities of 270 days or less  and rates of return which are fixed. These investments  may include Canadian Commercial Paper, which is  U.S.  dollar denominated commercial  paper  issued  by  a  Canadian  corporation  or  a
      Canadian  counterpart  of a U.S. corporation, and Europaper, which is U.S.
      dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder  to  vary and provide for periodic adjustments in the interest rate according to  the  terms  of  the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer,  they  are  not normally traded. Although there  is  no  secondary market in the notes,  a  Fund  may demand payment of principal and accrued interest at any time. A variable  amount master demand note will be deemed to have a maturity equal to the longer  of  the  period  of time remaining until  the  next readjustment of its interest rate or the period  of  time remaining until  the  principal  amount  can  be recovered from the issuer through demand.

      BANK OBLIGATIONS

      Bank obligations are short-term obligations issued  by  U.S.  and  foreign banks,  including  bankers'  acceptances,  certificates  of  deposit, time deposits and similar securities.

      Bankers' acceptances are negotiable drafts or bills of exchange  typically drawn by an importer or exporter to pay for specific merchandise that  are
      "accepted"  by  a  bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances  will  be limited to those guaranteed by domestic and foreign banks having, at the  time  of  investment,  total  assets  of  $1 billion  or  more  (as  of  the  date  of  the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent  funds  deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments  in  certificates  of  deposit  and time deposits may  include
      Eurodollar  Certificates  of Deposit, which are  U.S.  dollar  denominated certificates of deposit issued  by  offices  of foreign and domestic banks located outside the United States, Yankee Certificates  of  Deposit, which are  certificates  of  deposit  issued by a U.S. branch of a foreign  bank denominated in U.S. dollars and held in the United States, Eurodollar Time
      Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch  of  a U.S. bank or a foreign  bank,  and  Canadian  Time  Deposits
      ("CTDs"), which are U.S. dollar denominated certificates of deposit issued
      by  Canadian  offices   of   major  Canadian  banks.  All  investments  in
      certificates of deposit and time  deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets  of  $1  billion  or more (as of the date of the institution's most recently published financial statements) or
      (b)  the  principal  amount  of  which  is insured by the Federal  Deposit
      Insurance Corporation.

      VARIABLE RATE DEMAND NOTES

      Variable  rate  demand  notes  ("VRDNs")  are  unsecured,  direct  lending arrangements between a Fund, as the lender,  and  a corporation, financial institution, government agency, municipality or other entity.

      VRDNs  have interest rates which float or which are  adjusted  at  regular intervals  ranging  from  daily  to  annually.  Although the VRDNs are not generally  traded,  a  Fund  may demand payment of principal  and  accrued interest according to its arrangement  with  the borrower (usually upon no more than seven days' notice). VRDNs are, therefore,  treated  as maturing on the later of the next interest adjustment or the date on which  a  Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

      Each  of  the  Funds  may  only  invest  in VRDNs which satisfy its credit requirements for commercial paper.

Other  instruments  may  include:  obligations (certificates  of  deposit,  time deposits, bank master notes, and bankers'  acceptances)  of thrift institutions, and savings and loans, provided that such institutions have  total  assets of $1 billion  or  more as shown on their last published financial statements  at  the time of investment;  short-term  corporate  obligations  rated  within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by  Moody's)
at the time of investment, or, if not rated, determined by the Advisor  to be of comparable quality; general obligations issued by the U.S. Government and backed by  its  full  faith  and  credit,  and  obligations  issued or guaranteed as to principal and interest by agencies or instrumentalities  of  the U.S. Government
(e.g.,  obligations  issued by Farmers Home Administration, Government  National
Mortgage  Association,   Federal   Farm   Credit   Bank   and   Federal  Housing
Administration); receipts, including Treasury Receipts, Treasury  Income  Growth
Receipts  and  Certificates  of  Accrual  on  Treasuries;  repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

MONEY MARKET MUTUAL FUNDS

Except under limited circumstances or pursuant to an exemptive  relief  from the
Securities and Exchange Commission ("SEC"), a Fund may not invest more than  10%
of  its  total  assets  at  any one time in the shares of other funds, 5% of its total assets in the shares of  any  one  mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply,  and  the investment's yield will be reduced accordingly.
Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Funds, may invest up to 25% of their respective total assets in Interfund
Shares of the Huntington Money Market Fund subject to Subchapter M and insurance diversification rules described under "Taxes" section below.

MORTGAGE DOLLAR ROLL TRANSACTIONS

A dollar roll transaction is a transactions through which  a  Fund sells certain of  its  securities  to financial institutions such as banks and broker-dealers, and agrees to repurchase  substantially  similar securities at a mutually agreed upon date and price. At the time a Fund enters  into a dollar roll agreement, it will  place in a segregated custodial account assets  such  as  U.S.  Government securities  or  other  liquid  high  grade  debt  securities consistent with its investment restrictions having a value equal to the  repurchase price (including accrued  interest),  and will subsequently continually monitor  the  account  to insure that such equivalent  value  is  maintained  at  all  times.  Dollar roll agreements involve the risk that the market value of securities sold by  a  Fund may  decline  below  the  price  at  which  it  is  obligated  to repurchase the securities.  Dollar  roll  agreements  are  considered  to be borrowings  by  an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may  experience  a  negative impact on its net asset value ("NAV")  if  interest rates rise during the  term  of  a  dollar roll agreement. A Fund generally will invest the proceeds of such borrowings  only when such borrowings will enhance a
Fund's liquidity or when the Fund reasonably expects that the interest income to be  earned from the investment of the proceeds  is  greater  than  the  interest expense of the transaction.

MORTGAGE-RELATED SECURITIES

Mortgage-related   securities  are  securities  that,  directly  or  indirectly, represent participations  in,  or are secured by and payable from, loans secured by  real property. Mortgage-related  securities  include  mortgage  pass-through securities,  adjustable  rate mortgage securities and derivative securities such as collateralized mortgage  obligations and stripped mortgage-backed securities.
Mortgage-related securities fall  into  three  categories:  (a)  those issued or guaranteed  by  the U.S. Government or one of its agencies or instrumentalities, such as Government  National  Mortgage  Association  ("GNMA"),  Federal National
Mortgage  Association  ("FNMA")  and  Federal  Home  Loan  Mortgage  Corporation
("FHLMC"); (b) those issued by non-governmental issuers that represent interests in,  or  are collateralized by, mortgage-related securities issued or guaranteed by the U.S.  Government  or  one  of  its agencies or instrumentalities; and (c)
those issued by non-governmental issuers  that  represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization  or some other form of private credit enhancement. Non-governmental issuers include  originators  of investors  in  mortgage loans, including savings and loan associations, mortgage bankers, commercial  banks, investment banks and special purpose subsidiaries of the foregoing.

There  are  a number of  important  differences  both  among  the  agencies  and instrumentalities  of the U.S. Government that issue mortgage-related securities
and among the securities  themselves.   Ginnie  Maes  are  Mortgage Pass-Through
Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within  the  Department  of  Housing  and  Urban  Development. Ginnie  Maes  are
guaranteed  as  to the timely payment of principal and  interest  by   GNMA  and
GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie  Maes  are  supported  by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities  issued  by the FNMA include FNMA  Guaranteed  Mortgage  Pass-Through
Certificates (also known  as  "Fannie Maes") which are solely the obligations of the  FNMA. The FNMA is a government-sponsored  organization  owned  entirely  by private  stockholders.  Fannie  Maes  are  guaranteed  as  to  timely payment of principal  and interest by FNMA but are not backed by or entitled  to  the  full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the
FHLMC include  FHLMC Mortgage Participation Certificates (also known as "Freddie
Macs"  or  "PCS").  The  FHLMC  is  a  corporate  instrumentality  of  the  U.S.
Government,  created  pursuant to an Act of Congress, which is owned entirely by
Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan  Bank and do not constitute a debt or obligation of the
U.S. Government or of any Federal  Home  Loan  Bank.  Freddie  Macs  entitle the holder  to  timely  payment  of interest, which is guaranteed by the FHLMC.  The
FHLMC guarantees either ultimate  collection  or timely payment of all principal payments on the underlying mortgage loans. When  the  FHLMC  does  not guarantee timely  payment of principal, FHLMC may remit the amount due on account  of  its guarantee  of  ultimate  payment  of  principal  at any time after default on an underlying  mortgage,  but  in no event later than one  year  after  it  becomes payable.

Although certain mortgage-related  securities are guaranteed by a third party or otherwise  similarly  secured, the market  value  of  the  security,  which  may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting  from changes in interest rates or prepayments in the underlying mortgage collateral.  As  with other interest-bearing securities, the prices of mortgage-related securities  are  inversely affected by changes in interest  rates.  However, though the value of a mortgage-related  security  may decline when interest rates rise, the converse is not necessarily true, since in periods of declining  interest  rates  the mortgages underlying the security are prone to prepayment. For this and other  reasons,  a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages  and,  therefore,  it  is  not  possible  to  predict  accurately  the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can  be  given  as  to  the  return a Fund will receive when these  amounts  are reinvested.

      MORTGAGE PASS-THROUGH SECURITIES

      Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share  of  monthly  payments (including any prepayments)
      made by the individual borrowers on the  pooled mortgage loans, net of any fees paid to the guarantor of such securities  and  the  servicer  of  the underlying mortgage loans.

      ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable  rate  mortgage  securities  ("ARMS") are pass-through mortgage securities  collateralized  by  mortgages with  interest  rates  that  are adjusted  from time to time. The adjustments  usually  are  determined  in accordance  with a predetermined interest rate index and may be subject to certain limits.  While  the  values  of  ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in  value during periods of declining interest  rates  and  decreasing  in value  during  periods  of  increasing interest rates), the values of ARMS should  generally  be more resistant  to  price  swings  than  other  debt securities because the  interest  rates  of ARMS move with market interest rates. The adjustable rate feature of ARMS  will  not,  however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the  prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the  underlying adjustable rate mortgages.

      ARMS  typically  have  caps  which  limit the maximum amount by which  the interest rate may be increased or decreased  at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of  the caps, ARMS can be expected to behave more  like  traditional  debt securities  and  to decline in value to a greater extent than would be the case in the absence  of  such  caps.  Also,  since  many  adjustable  rate mortgages  only  reset  on  an  annual  basis, it can be expected that the prices of ARMS will fluctuate to the extent  that  changes  in  prevailing interest rates are not immediately reflected in the interest rates payable on  the  underlying  adjustable  rate  mortgages. The extent to which  the prices  of ARMS fluctuate with changes in  interest  rates  will  also  be affected  by  the  indices  underlying the ARMS. Some indices, such as the one-year constant maturity Treasury  note  rate, closely mirror changes in market interest rate levels. Others, such as  the  11th  District  Federal
      Reserve  Cost of Funds Index (often related to ARMS issued by FNMA),  tend to lag changes in market levels and tend to be somewhat less volatile.

      DERIVATIVE MORTGAGE SECURITIES

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments  issued by special purpose entities which are secured
      by  pools  of  mortgage  loans   or   other  mortgage-related  securities.
      Multi-class  pass-through  securities are  equity  interests  in  a  trust composed of mortgage loans or  other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal  and  interest  on  underlying collateral provide  the  funds  to  pay  debt service on the collateralized  mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes.
      Each class of CMO, often referred  to  as  a  "tranche,"  is  issued  at a specific coupon rate and has a stated maturity or final distribution date.
      Principal  prepayments  on  collateral underlying a CMO may cause it to be
      retired  substantially  earlier   than  the  stated  maturities  or  final
      distribution dates.

      The principal and interest on the underlying  mortgages  may  be allocated among  the  several  tranches of a CMO in many ways. For example,  certain tranches may have variable  or  floating  interest  rates  and  others may provide only the principal or interest feature of the underlying security.
      Generally, the purpose of the allocation of the cash flow of a CMO  to the various  tranches is to obtain a more predictable cash flow to certain  of the individual  tranches than exists with the underlying collateral of the
      CMO. As a general  rule,  the  more  predictable the cash flow is on a CMO tranche, the lower the anticipated yield  will  be  on that tranche at the time of issuance relative to prevailing market yields  on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally  must  be created  that  absorb  most  of  the  volatility  in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse  floaters, stripped mortgage-backed securities,  and  Z  tranches, discussed  below,  are  generally  higher than prevailing market yields on mortgage-related securities with similar  maturities.  As  a result of the uncertainty of the cash flows of these tranches, the market  prices of and yield on these tranches generally are more volatile.

      An  inverse  floater  is  a  CMO  tranche  with  a  coupon rate that moves inversely to a designated index, such as LIBOR ("London Inter-Bank Offered
      Rate")  or  COFI  ("Cost  of Funds Index"). Like most other  fixed  income securities, the value of inverse  floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at  a  multiple  of  the  change  in the relevant index rate. Thus, any rise in the index rate (as a consequence of an  increase  in interest rates) causes a correspondingly greater drop  in the coupon rate  of  an  inverse  floater while any drop in the index rate causes a correspondingly greater increase  in  the  coupon  of  an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in  prepayments.  Inverse  floaters  would  be  purchased by a Fund in  an attempt to protect against a reduction in the income  earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest  accretes on the
      Z  tranche,  being  added  to  principal,  and  is compounded through  the accretion period. After the other classes have been paid in full, interest
      payments   begin   and   continue   through  maturity.  Z  tranches   have
      characteristics similar to zero coupon  bonds.  Like  a  zero coupon bond, during its accretion period a Z tranche has the advantage  of  eliminating the risk of reinvesting interest payments at lower rates during  a  period of  declining  market  interest rates. At the same time, however, and also like a zero coupon bond,  the  market value of a Z tranche can be expected to fluctuate more widely with changes  in market interest rates than would the market value of a tranche which pays  interest currently. In addition, changes in prepayment rates on the underlying  mortgage  loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The VA Mortgage Securities Fund will invest only in CMOs which  are issued by agencies or instrumentalities of the U.S. Government or CMOs issued  by private organizations which are rated AAA by an NRSRO.

      Stripped  mortgage-backed  securities  ("SMBSs") may represent an interest solely in the principal repayments or solely  in  the interest payments on mortgage-backed securities). SMBSs are derivative multi-class  securities.
      SMBSs  are  usually  structured  with  two  classes  and receive different proportions of the interest and principal distributions  on  the  pool  of
      underlying   mortgage-backed   securities.   Due  to  the  possibility  of
      prepayments on the underlying mortgages, SMBSs  may  be more interest-rate sensitive  than other securities purchased. If prevailing  interest  rates fall below the  level at which SMBSs were issued, there may be substantial prepayments on the  underlying  mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments  made  to  holders  of interest-only
      SMBSs  (the  interest-only or "IO" class). Therefore, interest-only  SMBSs generally increase  in  value as interest rates rise and decrease in value as interest rates fall, counter  to  changes  in value experienced by most fixed  income  securities. If the underlying mortgages  experience  slower than anticipated prepayments of principal, the yield on a PO class will be affected  more  severely  than  would  be  the  case  with  a  traditional mortgage-related security. Because the yield to maturity of an IO class is
      extremely  sensitive   to   the  rate  of  principal  payments  (including
      prepayments) on the related underlying  mortgage-backed  securities, it is possible  that  a  Fund  might  not  recover  its  original investment  on interest-only SMBSs if there are substantial prepayments on the underlying mortgages.  A  Fund's  inability to fully recoup its investment  in  these securities as a result of  a rapid rate of principal prepayments may occur even if the securities are rated  AAA  by  an  NRSRO.  In  view  of  these considerations,  the  Advisor  intends  to  use  these  characteristics of interest-only SMBSs to reduce the effects of interest rate  changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

A call option gives the purchaser of the option the right to buy a security at a stated  price  from  the  writer (seller) of the option. A put option gives  the purchaser of the option the  right  to  sell a security at a stated price to the writer of the option. In a covered call option,  during  the  option  period the writer  owns  the  security  (or  a  comparable  security  sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered  put  option, the writer holds cash and/or short-term  debt  instruments sufficient in an  amount equal to the exercise price of the option. In addition, a put or call option  will  be considered covered if and to the extent that some or all of the risk of the option  has  been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In  general, a Fund may write options in  an  attempt  to  increase  returns  or purchase options for hedging purposes.

The premium  received  from  writing  a  put  or call option, increases a Fund's return  on  the  underlying  security  in  the event  that  the  option  expires unexercised or is closed out at a profit. The  amount  of  the premium reflects, among other things, the relationship between the exercise price  and the current market  value  of  the  underlying  security,  the  volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market  and in the market for the underlying security. A put option locks in the price at  which  a  Fund  may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation.  Such  protection is provided during the life of the put option since the Fund, as holder  of  the  option, is able to sell the underlying security at the  option's  exercise  price regardless  of  any  decline  in  the  underlying security's market price.
By writing a call option,  a  Fund  limits  its  opportunity  to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the  value  of  the underlying  security.  By  writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option  that  it  has written prior to its expiration by entering  into  a  closing  purchase  transaction,  in  which  it  purchases  an offsetting option. A Fund realizes a profit  or  loss from a closing transaction if the cost of the transaction (option premium plus  transaction  costs) is less or more than the premium received from writing the option. Because  increases in the  market  price  of  a call option generally reflect increases in the  market price of the security underlying  the  option, any loss resulting from a closing
purchase  transaction  may  be  offset  in  whole   or  in  part  by  unrealized
appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market  price  of the underlying security must decline sufficiently below the exercise price to cover the premium and  transaction costs. By using put options in this manner a Fund  will  reduce any profit  it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for  a call option to be profitable, the market price of the underlying security must rise  sufficiently  above  the exercise price to cover the premium and transaction costs.

A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the  ability of the Advisor to forecast interest rate and market movements. For example,  if a Fund were to write a call option  based  on the Advisor's expectation that the  price  of  the  underlying security will fall,  but  the price rises instead, the Fund could be required to sell the security upon exercise  at  a  price  below  the  current market price.
Similarly,  if  a  Fund  were  to  write  a  put  option based on the  Advisor's expectations that the price of the underlying security  will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
When a Fund purchases an option, it runs the risk that it  will  lose its entire investment in the option in a relatively short period of time, unless  the  Fund exercises  the  option or enters into a closing sale transaction with respect to the option during  the  life  of  the  option.  If  the  price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction  costs,  a Fund will  lose  part or all of its investment in the option. This contrasts with  an investment by  a  Fund  in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves  the  risk  of  imperfect  correlation  between movements  in  option  prices  and  movements  in  the  value  of the underlying securities.

The  effective  use of options also depends on the Fund's ability  to  terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take  an  option  position  only  if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions  will be conducted on recognized  exchanges.  In certain instances, however, a Fund may  purchase  and sell options in the OTC markets.  A  Fund's  ability to terminate options in the
OTC market may be more limited than for exchange-traded  options  and  may  also involve  the  risk  that  securities  dealers participating in such transactions would be unable to meet their obligations  to  a  Fund.  A  Fund  will, however,
engage   in  OTC  market  transactions  only  when  appropriate  exchange-traded transactions  are  unavailable  and  when,  in  the  opinion of the Advisor, the pricing  mechanism  and  liquidity  of  the OTC market is satisfactory  and  the
participants  are  responsible  parties  likely   to   meet   their  contractual
obligations.

If  a  secondary  trading market in options were to become unavailable,  a  Fund could no longer engage  in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue  trading  of  a  particular  option or options generally. In addition, a market could become temporarily unavailable if unusual events--such  as  volume  in  excess of trading or clearing capability--were  to interrupt its normal operations.

A market may at times find it necessary  to  impose  restrictions  on particular types of options transactions, such as opening transactions. For example,  if an underlying  security  ceases to meet qualifications imposed by the market or the
Options Clearing Corporation,  new  series  of  options on that security will no longer  be  opened  to  replace  expiring series, and  opening  transactions  in existing  series  may  be prohibited.  If  an  options  market  were  to  become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising  the  option,  and  the  Fund, as option writer, would remain obligated under the option until expiration.

Disruptions  in the markets for the securities underlying options  purchased  or sold by a Fund  could result in losses on the options. If trading is interrupted in an underlying  security,  the trading of options on that security is normally halted as well. As a result, a  Fund as purchaser or writer of an option will be unable to close out its positions  until  options trading resumes, and it may be faced  with  considerable  losses  if  trading in  the  security  reopens  at  a substantially different price. In addition,  the Options Clearing Corporation or other  options markets may impose exercise restrictions.  If  a  prohibition  on exercise is imposed at the time when trading in the option has also been halted, a Fund as  a  purchaser  or writer of an option will be locked into its position until one of the two restrictions  has  been  lifted.  If  the  Options Clearing
Corporation  were  to  determine  that  the  available  supply  of an underlying security  appears  insufficient  to  permit  delivery  by  the  writers  of  all outstanding  calls  in  the  event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest.  A Fund, as holder of  such  a  put  option,  could  lose  its  entire investment if  the  prohibition  remained  in  effect  until  the  put  option's expiration and the Fund was unable either to acquire the underlying security  or to sell the put option in the market.

Special  risks  are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays  are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium  may  not  reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the  same series. There is no assurance that a liquid secondary market on an exchange will  exist  for any particular option or at  any  particular  time. If no secondary market were to  exist,  it  would  be impossible to enter into  a closing transaction to close out an option position.
As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which  it  has  sold  an  option at a time when the Advisor believes it is inadvisable to do so.

Higher  than  anticipated trading activity or order  flow  or  other  unforeseen events might cause  the Options Clearing Corporation or an exchange to institute special trading procedures  or  restrictions that might restrict a Fund's use of options. The exchanges have established  limitations  on  the  maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and  other clients of  the  Advisor  may  be  considered  such  a group. These position limits  may restrict  the  Trust's  ability  to  purchase  or  sell  options  on  particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it  may  be more difficult to close out unlisted options  than  listed  options.
Furthermore,  unlisted  options  are  not  subject  to  the  protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

Preferred  stock  is  a  type of equity security which represents  an  ownership interest in a corporation  and  the  right  to  a  portion  of the assets of the corporation in the event of a liquidation. This right, however,  is  subordinate to  that  of any creditors, including holders of debt issued by the corporation.
Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled  investment vehicles which invest primarily in income producing real estate or real  estate  related  loans  or  interest.  REITs  are generally classified  as  equity  REITs,  mortgage  REITs  or a combination of equity  and mortgage REITs. Equity REITs invest the majority of  their  assets  directly  in real  property  and derive income primarily from the collection of rents. Equity
REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs  invest  the  majority  of  their  assets  in  real estate mortgages and derive income from the collection of interest payments.  The  real property  and  mortgages  serving as investment vehicles for REITs may be either residential or commercial in  nature  and  may  include  healthcare  facilities.
Similar  to  investment companies, REITs are not taxed on income distributed  to shareholders provided  they  comply  with  several  requirements of the Internal
Revenue Code ("Code"). Such tax requirements limit a  REITs'  ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors,  including local,  regional  and  national  economic  conditions,  the  demand  for  rental property,  and  interest  rates.  In  addition, REITs may have limited financial resources, may trade less frequently and  in  limited  volume  and  may  be more volatile than other securities.

REPURCHASE AGREEMENTS

Repurchase  agreements  are  agreements  through which banks, broker-dealers and other financial institutions approved by the  Trustees, sell securities (usually
U.S. Government securities) to a Fund and agree  to  repurchase those securities at  a  specified  price  and  time (usually not more than seven  days  from  the original sale). The seller's obligation  to  pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian.  In  order  to  protect  the
Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event  that  this  condition  is  not met). In general, the Advisor will require collateral securities to have a value  of  at  least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation,  a  Fund could realize a loss on the sale of the underlying securities to the extent that  the proceeds of the sale (including accrued interest) are less than the resale price.  In  addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

Restricted  securities  are  any securities which are subject to restriction  on resale  under federal securities  law,  including  commercial  paper  issued  in reliance  on  the  exemption  from  registration afforded by Section 4(2) of the
Securities Act of 1933. Illiquid securities  are  any securities for which there is a limited trading market and may, therefore, be  difficult  to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and  may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as  mutual  funds,  who agree that they are purchasing the paper for  investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt  transaction.  Section  4(2)  commercial  paper is normally resold  to other institutional investors through or with the assistance  of  the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing  liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain  other  restricted  securities  which meet the criteria for liquidity  established by the Trustees are quite liquid.  The  Trust  may  treat these securities  as  liquid  and  not  subject  to  the  investment  limitation applicable  to illiquid securities. In addition, because Section 4(2) commercial paper is liquid,  the  Trust intends not to subject such paper to any limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds  for  temporary  purposes  by  entering  into reverse repurchase  agreements,  provided  such  action  is  consistent  with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental  policy,  each Fund intends to limit total borrowings under  reverse repurchase agreements to  no  more  than  10%  of the value of its total assets.
Pursuant  to  a  reverse  repurchase  agreement,  a  Fund  will  sell  portfolio securities  to financial institutions such as banks or  to  broker-dealers,  and agree to repurchase  the  securities at a mutually agreed-upon date and price. A
Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable  market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase  agreement,  it will place in a segregated custodial account assets such as U.S. Government securities  or other liquid,  high-quality  debt  securities  consistent  with  the Fund's investment objective  having  a  value  equal  to  100% of the repurchase price  (including accrued interest), and will subsequently  monitor  the account to ensure that an equivalent value is maintained. Reverse repurchase agreements  involve  the risk that  the  market  value of the securities sold by a Fund may decline below  the price  at which a Fund  is  obligated  to  repurchase  the  securities.  Reverse repurchase  agreements  are considered to be borrowings by a Fund under the 1940
Act.

SECURITIES LENDING

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term  basis to certain brokers, dealers or other financial
institutions  selected  by  the   Advisor  and  approved  by  the  Trustees.  In
determining  whether  to  lend  to  a particular  broker,  dealer  or  financial institution, the Advisor will consider  all  relevant  facts  and circumstances, including the size, creditworthiness and reputation of the borrower.  The  Funds may  each  lend  portfolio securities in an amount representing up to 33 1/3% of the value of their  total  assets and the loan must be collateralized by cash or
U.S. Government obligations  that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

While portfolio securities are  on  loan,  the  borrower will pay to the lending
Fund any dividends or interest received on the securities. In addition, the Fund retains  all  or  a  portion  of  the interest received  on  investment  of  the collateral  or receives a fee from the  borrower.  Although  voting  rights,  or rights to consent,  with  respect to the loaned securities pass to the borrower, the lending Fund retains the  right  to call the loans at any time on reasonable notice, and it will do so to enable a  Fund  to  exercise  voting  rights on any matters materially affecting the investment. A Fund may also call such  loans in order to sell the securities.

One  of  the risks in lending portfolio securities, as with other extensions  of credit, is  the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk  that, when  lending  portfolio  securities,  the  securities  may  not  be available  to  a  Fund  on  a  timely  basis and a Fund may, therefore, lose the opportunity to sell the securities at a  desirable  price.  In  addition, in the event  that  a  borrower  of  securities  would  file  for bankruptcy or  become insolvent, disposition of the securities may be delayed pending court action.
SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies,  including the securities  of affiliated money market funds, as an efficient means of  carrying out their investment  policies and managing their uninvested cash.  Under normal market conditions, the VA Rotating Markets Fund will invest its assets in common stocks and index-based securities in order to achieve its investment focus.

The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market  prices,  although some shares may be redeemable at net asset value for cash or securities.  Index-based securities may be purchased in order to achieve exposure to a specific  region, country or market sector, or
for  other  reasons  consistent  with  a Fund's investment  strategy.   As  with
traditional  mutual  funds,  index-based securities  charge  asset-backed  fees, although these fees tend to be relatively low.  Index-based securities generally do not charge initial sales charges  or  redemption  fees and investors pay only customary brokerage fees to buy and sell index-based securities.

SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market  capitalization  if their capitalization is within  the  range  of  those companies in the S&P Small  Cap  600  Index.  Companies  are  considered  to  be experiencing  special  equity  situations  if  they are experiencing unusual and possibly non-repetitive developments, such as mergers;  acquisitions; spin-offs;
liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation  than larger, more established companies, but investment in such companies may involve certain special  risks.  These  risks may be due to the greater business risks of  small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management.  The  securities of such companies are often traded in the over-the-counter market and may  not  be  traded  in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements  than  securities of larger, more established growth companies. Since a "special equity situation"
may  involve  a  significant  change  from  a  company's  past  experiences, the uncertainties  in  the  appraisal  of  the future value of the company's  equity securities  and  the  risk  of a possible decline  in  the  value  of  a  Fund's investments are significant.

U.S. GOVERNMENT SECURITIES

United States Government securities  are  securities  that  are either issued or guaranteed as to payment of principal and interest by the U.S.  Government,  its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, bonds, and discount  notes  of  U.S.  Government  agencies  or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies  or  instrumentalities  of the
U.S.  Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such  obligations  are  only supported by: the issuer's right to borrow an amount  limited  to a specific line  of  credit  from  the  U.S.  Treasury;  the discretionary authority  of  the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency  securities  are issued or  guaranteed  by  a  federal  agency  or  other government sponsored  entity  ("GSE")  acting  under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed  by the full faith and credit of  the  U.S. Government include the Government National  Mortgage  Association,
Small  Business   Administration,   Farm   Credit  System  Financial  Assistance
Corporation,  Farmer's  Home  Administration, Federal  Financing  Bank,  General
Services Administration, Department  of  Housing  and Urban Development, Export-
Import   Bank,   Overseas   Private  Investment  Corporation,   and   Washington
Metropolitan Area Transit Authority Bonds.

GSE securities not backed by  the  full  faith and credit of the U.S. Government but  that receive support through federal subsidies,  loans  or  other  benefits
include   the  Federal  Home  Loan  Bank  System,  Federal  Home  Loan  Mortgage
Corporation,  Federal  National  Mortgage  Association,  Student  Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.

Other  GSE  securities are not backed by the full faith and credit of  the  U.S.
Government and  have  no  explicit  financial support, including the Farm Credit
System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A Fund treats mortgage-backed securities  guaranteed  by  a  GSE as if issued or guaranteed  by  a  federal  agency.  Although such a guarantee protects  against credit risks, it does not reduce market and prepayment risks.

WARRANTS

Warrants are basically options to purchase  common  stock  at  a  specific price
(usually  at  a premium above the market value of the optioned common  stock  at issuance) valid  for a specific period of time. Warrants may have a life ranging from less than a year  to  twenty  years  or  may  be  perpetual.  However, most warrants  have expiration dates after which they are worthless. In addition,  if the market  price  of  the  common  stock does not exceed the warrant's exercise price during the life of the warrant,  the  warrant  will  expire  as worthless.
Warrants  have  no  voting  rights,  pay  no dividends, and have no rights  with respect to the assets of the corporation issuing  them.  The percentage increase or decrease in the market price of the warrant may tend to  be  greater than the percentage  increase  or  decrease  in  the market price of the optioned  common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When-issued and delayed delivery transactions  are  arrangements through which a
Fund purchases securities with payment and delivery scheduled for a future time.
No fees or other expenses, other than normal transaction  costs,  are  incurred.
However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These  assets are  then  marked  to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield.  In  addition, because of delayed settlement, a Fund may pay more than market value on  the  settlement  date.  The Advisor may choose to dispose of a commitment prior to settlement.

The Funds may invest up to 25% of their total assets in  securities purchased on a when-issued or delayed delivery basis, except the VA International Equity Fund and VA Macro 100 Fund, which have no such restriction on total  assets. However, none  of  the  Funds  intend  to  engage  in  when-issued  and  delayed delivery transactions to an extent that would cause the segregation of more  than  20% of the total value of its assets.

ZERO-COUPON SECURITIES

Zero-coupon  securities  are  debt  obligations  which are generally issued at a discount and payable in full at maturity, and which  do  not provide for current payments of interest prior to maturity. Zero-coupon securities  usually trade at a  deep discount from their face or par value and are subject to greater  market value  fluctuations  from  changing  interest  rates  than  debt  obligations of comparable maturities which make current distributions of interest. As a result, the  NAV  of shares of a Fund investing in zero-coupon securities may  fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities  making  current  distributions  of  interest  and  having similar maturities.

Zero-coupon  securities may include U.S. Treasury bills issued directly  by  the
U.S. Treasury  or  other  short-term  debt obligations, and longer-term bonds or notes and their unmatured interest coupons  which  have  been separated by their holder, typically a custodian bank or investment brokerage  firm.  A  number  of securities  firms  and  banks  have  stripped  the  interest  coupons  from  the underlying  principal (the "corpus") of U.S. Treasury securities and resold them in custodial  receipt programs with a number of different names, including TIGRS and CATS. The underlying  U.S.  Treasury  bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities
(i.e.,  unregistered securities which are owned  ostensibly  by  the  bearer  or holder thereof), in trust on behalf of the owners thereof.

In addition,  the  U.S.  Treasury  has  facilitated  transfers  of  ownership of zero-coupon securities by accounting separately for the beneficial ownership  of particular  interest  coupons  and  corpus  payments on U.S. Treasury securities through  the  Federal  Reserve  book-entry record-keeping  system.  The  Federal
Reserve program, as established by  the  U.S.  Treasury  Department, is known as
"STRIPS"   or  "Separate  Trading  of  Registered  Interest  and  Principal   of
Securities."  Under  the  STRIPS  program,  a  Fund  will  be  able  to have its beneficial  ownership of U.S. Treasury zero-coupon securities recorded  directly in the book-entry  record-keeping  system in lieu of having to hold certificates or other evidence of ownership of the  underlying U.S. Treasury securities. When debt obligations have been stripped of their  unmatured  interest coupons by the holder,  the stripped coupons are sold separately. The principal  or  corpus  is sold at a  deep  discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically,  the  coupons  are  sold  separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of  stripped  obligations  acquire,  in  effect, discount obligations  that  are economically identical to the zero-coupon  securities  issued  directly  by  the obligor.

                                INVESTMENT RISKS

There  are many factors which may affect an investment in the Funds.  The Funds'
principal  risks  are  described in the Prospectus.  Additional risk factors are outlined below.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security  is  called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT (OR DEFAULT) RISK

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility  that  a party to a transaction involving a
Fund will fail to meet its obligations. This  could  cause  a  Fund  to lose the benefit  of  the  transaction  or  prevent  a  Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISK

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
States.

DERIVATIVE CONTRACTS RISK

The  use  of  derivative contracts involves risks different  from,  or  possibly greater than, the  risks  associated  with  investing directly in securities and other traditional investments.  First, changes  in  the  value of the derivative contracts  in  which a Fund invests may not be correlated with  changes  in  the value of the underlying  asset  or  if  they  are  correlated,  may  move in the opposite  direction  than  originally anticipated. Second, while some strategies involving  derivatives may reduce  the  risk  of  loss,  they  may  also  reduce potential gains  or,  in  some  cases,  result in losses by offsetting favorable price movements in portfolio holdings.  Third,  there  is a risk that derivative contracts may be mispriced or improperly valued and, as  a  result,  a  Fund may need  to  make  increased cash payments to the counterparty.  Fourth, derivative contracts may cause  a  Fund  to realize increased ordinary income or short-term capital gains (which are treated  as  ordinary  income  for  Federal  income tax purposes)  and, as a result, may increase taxable distributions to shareholders.
Fifth, a common  provision  in OTC derivative contracts permits the counterparty to terminate any such contract  between  it and a Fund, if the value of a Fund's total net assets declines below a specified  level  over  a  given  time period.
Factors   that  may  contribute  to  such  a  decline  (which  usually  must  be
substantial)   include  significant  shareholder  redemptions  and/or  a  marked decrease in the  market  value  of a Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such  as  market,  interest rate, credit, currency, liquidity and leverage risks.

EQUITY RISK

Equity  risk is the risk that stock prices will fall  quickly  and  dramatically over short  or  extended  periods of time. Stock markets tend to move in cycles, with periods of rising prices  and  period  of  falling  prices. Often, dramatic movements  in  prices  occur  in  response  to reports of a company's  earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller  capitalization  stocks,  it may be subject  to greater risks than those associated with investment in larger,  more established  companies.  Small  companies  tend  to  have limited product lines, markets  or  financial  resources, and may be dependent on  a  small  management group. Small company stocks  may  be  subject  to  more  abrupt or erratic price movements,  for  reasons such as lower trading volumes, greater  sensitivity  to changing conditions  and  less certain growth prospects. Additionally, there are fewer market makers for these  stocks  and  wider spreads between quoted bid and asked prices in the over-the-counter market for  these  stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly  during  periods of  market  disruption,  and  there is often less publicly available information concerning these securities.

EXTENSION RISK

Extension  risk  is  the  possibility  that  rising  interest  rates  may  cause prepayments to occur at a slower  than  expected  rate. This particular risk may effectively change a security which was considered  short-  or intermediate-term at  the  time  of  purchase  into  a  long-term  security. Long-term  securities generally fluctuate more widely in response to changes  in  interest  rates than short- or intermediate-term securities.

FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United
States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a
Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

FOREIGN INVESTMENT RISK

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

INDEX-BASED SECURITIES RISK

An  investment  in  index-based  securities  generally presents the same primary risks as an investment in a conventional fund  (i.e.,  one that is not exchange-
traded) that has the same investment objectives, strategies,  and policies.  The price  of index-based securities can fluctuate up or down, and the  Funds  could lose money  investing  in index-based securities if the prices of the securities owned by the index-based  security go down.  In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i)  the market price of an index-based security's shares may trade above or below their  net  asset  value; (ii) an active trading market for an index-based security's shares may not  develop or be maintained; or (iii)
trading  of  an  index-based security's shares may  be  halted  if  the  listing exchange's officials  deem such action appropriate, the shares are delisted from the exchange, or the activation  of  market-wide  "circuit-breakers"  (which are tied to large decreases in stock prices) halts stock trading generally.

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT STYLE RISK

The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other  asset classes  or  the  overall  market. Individual market segments tend to go through cycles of performing better  or  worse  than  other  types  of securities. These periods  may  last  as long as several years. Additionally, a particular  market segment could fall out  of  favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK

Liquidity risk refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a
Fund will be required to continue to hold the  security  or  keep  the  position open,  and  a  Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

MARKET RISK

Market risk is the  risk  that  the  value  of  a security will move up or down, sometimes  rapidly  and  unpredictably.  These  fluctuations,  which  are  often referred to as "volatility," may cause a security  to  be worth less than it was worth at an earlier time. Market risk may affect a single  issuer,  industry  or sector  of  the  economy or the market as a whole. Market risk is common to most investments, including  stocks  and  bonds,  and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds,  however,  can  vary significantly depending upon factors such as issuer and maturity. The bonds of  some companies may be riskier than the stocks of others.

PREPAYMENT RISK

Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

Because the Funds (except VA Mortgage Securities Fund) may invest in American
Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Funds' Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press.  In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.  These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

SECURITY-SPECIFIC RISK

Security-specific  risk is the risk that the value of a particular security  may or may not move in the  same  direction  as the market as a whole. All Funds are subject to this type of risk.


                            INVESTMENT RESTRICTIONS

The following investment restrictions are  fundamental  and  may  not be changed without a vote of a majority of the outstanding Shares of a Fund.

The Funds::

      (1)  May purchase securities of any issuer only when consistent  with  the maintenance  of  its  status  as a diversified company under the 1940
           Act, or the rules or regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

      (2)  May not concentrate investments in a particular  industry or group of industries  as concentration is defined under the 1940  Act,  or  the
           rules  or  regulations   thereunder,   as   such  statute,  rules  or
           regulations may be amended from time to time.

      (3)  May issue senior securities to the extent permitted  by the 1940 Act, or  the  rules or regulations thereunder, as such statute,  rules  or regulations may be amended from time to time.

      (4)  May lend or  borrow money to the extent permitted by the 1940 Act, or the  rules or regulations  thereunder,  as  such  statute,  rules  or regulations may be amended from time to time.

      (5)  May purchase  or  sell  commodities,  commodities  contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the  rules  or  regulations  thereunder,  as such statute,  rules  or regulations may be amended from time to time.

      (6)  May underwrite securities to the extent permitted by the 1940 Act, or the  rules  or  regulations  thereunder, as such  statute,  rules  or regulations may be amended from time to time.

      (7)  May pledge, mortgage or hypothecate  any  of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (8)  May  not  change  its  diversification  status  without   shareholder
           approval as required by the 1940 Act.

The  fundamental  limitations  have been adopted to avoid wherever possible  the necessity of shareholder meetings  otherwise  required  by  the  1940  Act. This recognizes  the  need  to  react quickly to changes in the law or new investment opportunities in the securities  markets  and  the  cost  and  time  involved in
obtaining   shareholder  approvals  for  diversely  held  investment  companies.
However, the  Fund also has adopted nonfundamental limitations, set forth below, which  in  some  instances  may  be  more  restrictive  than  their  fundamental limitations.  Any  changes  in  a  Fund's  nonfundamental  limitations  will  be communicated to the Fund's shareholders prior to effectiveness.

1940 Act Restrictions.  Under  the  1940  Act,  and  the  rules, regulations and interpretations thereunder, a "diversified company," as to  75%  of  its  totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed  by,  the  U.S. Government, its agencies or its instrumentalities and securities of other investment  companies)  if, as a result, more than 5% of the value of its total assets would be invested in  the securities of such issuer or more  than 10% of the issuer's voting securities would  be  held  by  the  fund.
"Concentration" is generally interpreted under the 1940 Act to be investing more than 25%  of  net  assets  in  an  industry or group of industries. The 1940 Act limits the ability of investment companies  to  borrow  and  lend  money  and to underwrite  securities.  The  1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits  the Funds ability to borrow money prohibiting the Fund from issuing senior securities,  except  the  Fund  may borrow from any bank  provided  that  immediately  after any such borrowing there  is  an  asset coverage of at least 300% for all borrowings  by  the Fund and provided further, that in the event that such asset coverage shall at  any  time  fall below 300%, the Fund shall, within three days thereafter or such longer period  as  the  SEC may  prescribe  by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING ARE NON-FUNDAMENTAL POLICIES OF THE INDICATED FUND:

VA INCOME EQUITY FUND

{circle}under normal  circumstances,  the  VA  Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets  plus  the  amount  of any borrowings for investment purposes) in equity securities.

VA INTERNATIONAL EQUITY FUND*

{circle}under normal circumstances, the VA International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of  any borrowings for investment purposes) in equity securities.

VA MACRO 100 FUND

{circle}under  normal  circumstances, the VA Macro 100 Fund will invest at least
   80%  of  the value of its  "Assets"  (net  assets  plus  the  amount  of  any borrowings for investment purposes) in equity  securities.

VA MID CORP AMERICA FUND

{circle}under  normal circumstances, the VA Mid Corp America Fund will invest at least 80% of  its  "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

{circle}under normal circumstances,  the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets  plus  the amount of any borrowings for investment purposes) in investments in the United States of America.

VA ROTATING MARKETS FUND

{circle}under normal circumstances, the VA Rotating  Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount  of  any borrowings for investment purposes) directly, or indirectly through index-based  securities, in  equity  stocks  comprising  the  equity  market  segment  selected by the
   Advisor.

VA SITUS SMALL CAP FUND*

{circle}under normal circumstances, the VA Situs Small Cap Fund will  invest  at least  80%  of  the  value of its "Assets" (net assets plus the amount of any
   borrowings  for  investment   purposes)   in   equity   securities  of  small
   capitalization companies.

VA MORTGAGE SECURITIES FUND

{circle}under normal circumstances, the VA Mortgage Securities  Fund will invest at least 80% of the value of its "Assets" (net assets plus the  amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

*The  VA  Income Equity Fund, VA International Equity Fund, VA Mid Corp  America
Fund, VA Mortgage  Securities  Fund  and  VA  Situs  Small Cap Fund will provide shareholders with at least 60 days prior notice of any  change in these policies as  required  by  SEC  Rule  35d-1.  These  policies  shall  be interpreted  and implemented in accordance with its purpose, which is solely to  comply with Rule
35d-1.  However, the VA Rotating Markets Fund will propose the same  shareholder notice on a voluntary basis.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITATIONS OF THE FUNDS:

      (1)  The  Funds  will  not  invest more than 15% of net assets in illiquid securities.

      (2)  The following non-fundamental  policies  of the Funds provide that in applying the concentration restriction: (a) utility companies will be
           divided   according  to  their  services  (for  example,   gas,   gas
           transmission,  electric  and  telephone  will  each  be  considered a
           separate   industry);   (b)   financial  service  companies  will  be
           classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry), and (c) asset-backed securities will be  classified  according  to the  underlying  assets  securing  such securities. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of  non-fundamental  policy, a Fund will not exclude foreign bank instruments from industry  concentration  limits as  long  as  the  policy  of  the  SEC  remains in effect. Moreover,
           investments   in  bank  instruments,  and  investments   in   certain
           industrial  development  bonds  funded  by  activities  in  a  single industry, will  be  deemed  to  constitute investment in an industry, except when held for temporary defensive  purposes. The investment of more  than 25% of the value of the Fund's total  assets  in  any  one industry will constitute "concentration."
THE FOLLOWING INVESTMENT  LIMITATIONS  OF  THE  VA  DIVIDEND  CAPTURE  FUND,  VA
INTERNATIONAL  EQUITY  FUND, VA MACRO 100 FUND, VA MID CORP AMERICA FUND, VA NEW
ECONOMY FUND, VA ROTATING  MARKETS FUND, VA SITUS SMALL CAP FUND AND VA MORTGAGE
SECURITIES FUND ARE NON-FUNDAMENTAL POLICIES. THE FUNDS WILL NOT:

      (1)  Invest in companies for the purpose of exercising control.

      (2)  Pledge, mortgage  or  hypothecate  assets  except to secure temporary borrowings permitted by (4) above in aggregate  amounts not to exceed
           15%  of  total  assets  taken  at current value at the  time  of  the incurrence  of  such  loan,  except  as  permitted  with  respect  to securities lending.

      (3)  Purchase  or  sell  real  estate,  real  estate  limited  partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts  and options on futures contracts, as disclosed in the prospectus) and interest  in  a  pool  of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

      (4)  Make short sales of securities, maintain a short position or purchase securities  on  margin,  except  that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

STATE INSURANCE REGULATIONS
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies.
The contracts will seek to be offered in as many jurisdictions as possible.
Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting  Information.  As  used  in  this  SAI, a "vote  of  a  majority  of  the outstanding Shares" of the Trust or a particular  Fund  or a particular Class of
Shares of the Trust or a Fund means the affirmative vote  of  the  lesser of (a)
more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding  Shares of the Trust or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio  of the lesser  of  annual  sales  or  purchases  to  the  monthly  average value of the portfolio, excluding from both the numerator and the denominator securities with maturities  at  the time of acquisition of one year or less. Portfolio  turnover generally involves  some  expense  to a Fund, including brokerage commissions or dealer mark-ups and other transactions  costs  on  the  sale  of  securities and reinvestment in other securities.

For  the  fiscal years ended December 31, 2005 and 2004, the portfolio  turnover rates for each of the following Funds were as follows:

-------------------------------------------
|FUND                        |2005 |2004  |
-------------------------------------------
|                            |     |      |
-------------------------------------------
|VA Dividend Capture Fund(1) |111% |88%   |
-------------------------------------------
|VA Growth Fund              | 15% |11%   |
-------------------------------------------
|VA Income Equity Fund       | 53% |47%   |
-------------------------------------------
|VA International Equity Fund|   7%|31%(2)|
-------------------------------------------
|VA Macro 100 Fund(3)        |  82%| 1%(2)|
-------------------------------------------
|VA Mid Corp America Fund.   |   7%|10%   |
-------------------------------------------
|VA New Economy Fund.        |  49%|18%   |
-------------------------------------------
|VA Rotating Markets Fund    | 44% |81%   |
-------------------------------------------
|VA Situs Small Cap Fund     | 10% | 3%(2)|
-------------------------------------------
|VA Mortgage Securities Fund | 19% |51%(2)|
-------------------------------------------
  (1) The increase in the Fund's portfolio turnover rate in 2005 was due to the
  Fund's investment policies which by nature are conducive to higher portfolio turnover when appropriate under market conditions.
  (2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.
  (3) The increase in the Fund's portfolio turnover rate in 2005 was due to the fact that the Fund had only a partial operating year in 2004.  The Fund experienced more typical portfolio changes over the course of 2005.

                                   VALUATION

NAV is calculated as of the close of the NYSE every Monday through Friday except
(i) days on  which  there  are  not  sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; (iii) the following holidays:  New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial  Day,  Independence  Day, Labor Day,
Thanksgiving Day, and Christmas Day.

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Trust calculates NAV for each of the Funds by valuing securities held based on market value.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities)
traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S.
Government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the
NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price versus the prior day's closing price exceeds a defined variance tolerance, or when a security's closing price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. Additionally, should the Trust's sub-financial administrator determine that the intermediary's fair value determination does not accurately reflect a security's fair value, then the Trust's sub-financial administrator may request that the Trust's Pricing Committee make its own fair value determination. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.


                 WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The  following  tables  give information about Independent Trustees,  Interested
Trustees and the senior officers  of  the  Trust.   Each  Trustee  oversees  all
portfolios  of the Trust and serves for an indefinite term (subject to mandatory
retirement provisions).   Information  about  each Trustee is provided below and
includes each person's: name, address, age (as  of  the  date of the Funds' most recent  fiscal  year  end), present position(s) held with the  Trust,  principal occupations for the past five years and total compensation received as a Trustee from the Original Trusts  for  its  most  recent  fiscal year.  Unless otherwise noted, the business address of each person listed below  is  c/o  Huntington  VA
Funds,  5800  Corporate  Drive,  Pittsburgh,  Pa.  Unless  otherwise noted, each officer  is  elected annually. The Huntington Funds consists of  29  portfolios.
Each Trustee serves as Trustee for all portfolios of The Huntington Funds..

As of April 3,  2006, the Trustees and officers as a group owned less than 1% of
Shares of the Trust.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
                                                                                                                        TOTAL
NAME                                                                                                                    COMPENSATION
AGE                                                                                                                     FROM
POSITIONS HELD WITH TRUST LENGTH      PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER       ORIGINAL
OF TIME SERVED                        DIRECTORSHIPS HELD                                                                TRUSTS
                                                                                                                        (PAST
                                                                                                                        CALENDAR
                                                                                                                        YEAR)
THOMAS J. WESTERFIELD {dagger}        PRINCIPAL OCCUPATION: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law    $37,250
Age: 50                               firm).
TRUSTEE
Began serving: January 2001           PREVIOUS POSITION: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm).

                                      OTHER DIRECTORSHIPS HELD:  None

{dagger} Thomas J.  Westerfield has been deemed an Interested Trustee due to the position he holds with  Dinsmore  &  Shohl LLP, which may be retained to provide legal services to Huntington.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER DIRECTORSHIPS HELD         TOTAL
AGE                                                                                                                     COMPENSATION
POSITIONS                                                                                                               FROM
HELD WITH                                                                                                               ORIGINSL
TRUST                                                                                                                   TRUSTS
DATE SERVICE                                                                                                            (PAST
BEGAN                                                                                                                   CALENDAR
                                                                                                                        YEAR)
DAVID S.         PRINCIPAL OCCUPATION: Since 1965, Chairman of the Board, Schoedinger Funeral Service.  Since 1987,     $39,500
SCHOEDINGER*     CEO, Schoedinger Financial Services, Inc.
Age: 63          PREVIOUS POSITION: From 1992 to 1993, President, Board of Directors of National Selected
CHAIRMAN OF      Morticians (national trade association for morticians).
THE BOARD        OTHER DIRECTORSHIPS HELD:  None
AND TRUSTEE
Began
serving:
June 1999

JOHN M.          PRINCIPAL OCCUPATIONS: Retired                                                                         $34,500
SHARY
Age: 75          PREVIOUS POSITIONS:  Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.)
TRUSTEE          (1993-1997)(database integration software); Member, Business Advisory Board, Mind Leaders, Inc.
Began            (formerly DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member,
serving:         Business Advisory Board, Miratel Corporation (1993-1995)(research and development firm for
June 1999        CADCAM); Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member,
                 Board of Directors, Applied Information Technology Research Center (1987-1990); Member, Board of
                 Directors, AIT (1987-1990) (technology).

                 OTHER DIRECTORSHIPS HELD:  None

WILLIAM R.       PRINCIPAL OCCUPATIONS: Retired.                                                                        $37,000
WISE
Age: 74          PREVIOUS POSITIONS: Corporate Director of Financial Services and Treasurer, Children's Hospital,
TRUSTEE          Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio
Began            (1985-1989).
serving:
June 1999        OTHER DIRECTORSHIPS HELD:  None

CARL A.          PRINCIPAL OCCUPATIONS:  Independent Business Consultant, major manufacturing company (2002 to          $0
NELSON           present); lecturer, Fisher College of Business at The Ohio State University.
Age: 60
TRUSTEE          PREVIOUS POSITION:  Managing Partner, Arthur Andersen (1971-2002).
Began
serving:         OTHER DIRECTORSHIPS HELD:  Director, Worthington Industries (steel fabricator) and Dominion Homes,
July 2006        Inc. (homebuilder).

TADD C.          PRINCIPAL OCCUPATION:  Retired                                                                         $0
SEITZ
Age:  64         PREVIOUS POSITIONS:  Chairman and Chief Executive Officer, the Scotts Company (June 1983 - March
TRUSTEE          1995); Interim Chief Executive Officer (February 1996 - July 1996).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
July 2006

MARK D.          PRINCIPAL OCCUPATIONS:  Chief Executive Officer and President, BestTransport.com, Inc. (2003 to        $0
SHARY            present).
Age: 46
TRUSTEE          PREVIOUS POSITION:  President, Bostech Corporation (2000 - 2002).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
July 2006

*David S. Schoedinger became Chairman of the Funds on April 30, 2003.


OFFICERS**

NAME             PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
AGE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
B. RANDOLPH      PRINCIPAL OCCUPATIONS: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February 2001 to
BATEMAN          present); Chief Investment Officer, Huntington National Bank (October 2000 to present).
Age: 50
PRESIDENT        PREVIOUS POSITIONS: Senior Vice President, Star Bank (June 1988 to October 2000).
41 South
High Street
Columbus, OH
Began
Serving:
September
2005

CHARLES L.       PRINCIPAL OCCUPATIONS: Director of Sales Administration, Federated Securities Corp. (March 2006 to present);
DAVIS, JR.       President, Edgewood Services, Inc. (March 2004 to present) and President, Southpointe Distribution Services Inc.
Age: 45          (August 2005 to present).
CHIEF
EXECUTIVE        PREVIOUS POSITIONS: Vice President, Managing Director of Mutual Fund Services, Federated Services Company (October
OFFICER          2002 to 2006); Vice President, Edgewood Services, Inc. (January 2000 to March 2004); President, Federated Clearing
1001 Liberty     Services (January 2000 to October 2002); Director, Business Development, Mutual Fund Services, Federated Services
Avenue           Company (September 1998 to December 2000).
Pittsburgh,
PA
Began
Serving:
April 2003

DAVID R.         PRINCIPAL OCCUPATIONS: Chief Compliance Officer, Trust (September 2005 to present).
CARSON
Age: 47          PREVIOUS POSITIONS: Treasurer and Assistant Treasurer of the Huntington Funds, Huntington Asset Advisors, Inc.
CHIEF            (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager, Huntington National
COMPLIANCE       Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).
OFFICER AND
ANTI-MONEY
LAUNDERING
OFFICER
3805 Edwards
Road Suite
3805
Cincinnati,
OH
Began
Serving:
September
2005

GEORGE M.        PRINCIPAL OCCUPATIONS: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer
POLATAS          of various Funds distributed by Edgewood Services, Inc. (January 1997 to present).
Age:43
VICE
PRESIDENT
1001 Liberty
Avenue
Pittsburgh,
PA
Began
Serving:
July 2003

CHRISTOPHER      PRINCIPAL OCCUPATIONS: Vice President-Financial Services, BISYS Fund Services Ohio, Inc. (February 1993 to
E. SABATO        present).
 Age: 37
TREASURER
3435 Stelzer
Road
Columbus, OH
Began
Serving: May
2005

VICTOR R.        PRINCIPAL OCCUPATIONS: Partner, Reed Smith LLP (October 2002 to present).
SICLARI
Age: 44          PREVIOUS POSITIONS: Sr. Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).
SECRETARY
1001 Liberty
Avenue
Pittsburgh,
PA
Began
Serving:
August 2002

**Officers do not receive any compensation from the Funds.
COMMITTEES OF THE BOARD -

BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                     MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Audit          Carl A.         The purposes of the Audit Committee are to oversee the Trust's accounting and           Two
               Nelson          financial reporting policies and practices; to oversee the quality and objectivity
               David S.        of the Trust's financial statements and the independent audit thereof; to consider
               Schoedinger     the selection of independent public accountants for the Trust and the scope of the
               Tadd C.         audit; and to act as a liaison between the Trust's independent auditors and the
               Seitz           full Board. The Audit Committee also serves as the Qualified Legal Compliance
               John M.         Committee.
               Shary
               Mark D.
               Shary
               William R.
               Wise
BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                     MEETINGS HELD
COMMITTEe      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Compliance     Carl A.         The purpose of the Compliance Committee is to oversee the Trust's compliance with       Six
               Nelson          the legal and regulatory requirements of the Trust's operations including
               David S.        compliance with securities laws and regulations.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               Thomas J.
               Westerfield
               William R.
               Wise
BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                     MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Nominating     Carl A.         The purpose of the Nominating Committee is to nominate a person or persons to serve     One
               Nelson          as a member of the Board.  The Nominating Committee will consider nominees
               David S.        recommended by Shareholders. The Nominating Committee shall be comprised of three
               Schoedinger     members of the Board.  Recommendations should be submitted to the Nominating
               Tadd C.         Committee in care of Huntington VA Funds.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                     MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
Special        Carl A.         The purpose of the Special Proxy Voting Committee is to consider and determine how      None
Proxy          Nelson          to vote on behalf of the Trust with respect to specific votes referred by the
Voting         David S.        Trust's Advisor.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF
INVESTMENT COMPANIES1 AS OF DECEMBER 31, 20052
    (1)          (2)                                                         (3)

                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
                                                        THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES

               DOLLAR
  NAME OF     RANGE OF
  TRUSTEE      SHARES
                OWNED
               IN THE
             HUNTINGTON
              VA FUNDS
David S.        None                                                 over $100,000
Schoedinger
John M.         None                                                 $50,001 - $100,000
Shary
Thomas J.       None                                                 $10,001 - $50,000
Westerfield
William R.      None                                                 over $100,000
Wise

1 The "Huntington Family of Investment Companies" refers to both Original
Trusts, as they are held out to investors as related entities for investor or investment purposes.
2 Carl A. Nelson, Tadd C. Seitz and Mark D. Shary were not Trustees as 12/31/05.

INVESTMENT ADVISOR

On May 12, 2001, The Huntington National  Bank  ("Huntington  Bank") reorganized its  investment  advisory services and created Huntington Asset Advisors,  Inc.,
(Advisor) a separate,  wholly  owned  subsidiary of Huntington Bank. The Advisor has replaced Huntington Bank as the investment  advisor  to  the  Huntington  VA
Funds.  Following  the  reorganization,  the  management and investment advisory personnel  of Huntington Bank that provided investment  management  services  to
Huntington VA  Funds  will  continue  to  do so as the personnel of the Advisor.
Additionally,  the Advisor is wholly owned and  otherwise  fully  controlled  by
Huntington Bank.  As  a  result,  this transaction is not an "assignment" of the investment advisory contract (and sub-advisory  contract)  for  purposes  of the
1940 Act and, therefore, a shareholder vote is not required.

Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares
Incorporated  ("HBI")  and is deemed to be controlled by HBI. With $32.8 billion in assets as of December  31, 2005, HBI is a major Midwest regional bank holding company. Through its subsidiaries  and  affiliates,  HBI  offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under  the  investment  advisory agreements between the Trust  and  the  Advisor
(Investment Advisory Agreements),  the  Advisor,  at  its  expense,  furnishes a continuous  investment  program  for  the  various  Funds  and  makes investment decisions  on  their  behalf,  all subject to such policies as the Trustees  may determine. Investment decisions  are  subject  to  the provisions of the Trust's
Declaration of Trust and By-laws, and of the 1940 Act.  In addition, the Advisor makes  decisions consistent with a Fund's investment objectives,  policies,  and restrictions,  and such policies and instructions as the Trustees may, from time to time, establish.

Depending on the  size  of  the Fund, fees payable under the Investment Advisory
Agreement may be higher than  the  advisory  fee  paid  by  most  mutual  funds, although the Board believes it will be comparable to advisory fees paid by  many funds  having similar objectives and policies. The Advisor may from time to time agree to  voluntarily  reduce  its advisory fee. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will  lower the Fund's expenses, and thus increase the Fund's yield and total return, during  the  period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake  of  law  or  for any loss suffered  by  the  Trust  in connection with the matters to which the Investment
Advisory Agreements relate,  except  a loss resulting from a breach of fiduciary duty  with  respect  to  the receipt of compensation  for  services  or  a  loss resulting from willful misfeasance,  bad  faith,  gross  negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The  Investment  Advisory  Agreements  may  be terminated without  penalty  with respect  to  any  Fund  at  any  time by the vote of  the  Trustees  or  by  the shareholders of that Fund upon 60  days' written notice, or by the Advisor on 90 days' written notice. An Investment  Advisory Agreement may be amended only by a vote of the shareholders of the affected  Fund(s). The Agreements also terminate without payment of any penalty in the event  of  its  assignment. The Investment
Advisory Agreements provide that they will continue in  effect from year to year only so long as such continuance is approved at least annually  with  respect to each  Fund  by the vote of either the Trustees or the shareholders of the  Fund, and, in either  case,  by  a  majority  of  the Trustees who are not "interested persons" of the Advisor.

Because of the internal controls maintained by  the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge  of  the Advisor's or its affiliates' lending  relationships  with  an issuer.

SUB-ADVISOR

The Advisor has  delegated daily management of the VA Macro 100 Fund's assets to
Laffer Investments, Inc., which is paid by the Advisor and not by the Fund.  The address  for  Laffer  Investments,  Inc.  is  2909  Poston  Avenue,  2nd  Floor,
Nashville, Tennessee  37203.   As of December 31, 2005, Laffer Investments, Inc.
had assets under management of approximately $373.3 million.

PORTFOLIO MANAGER INFORMATION
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

VA DIVIDEND CAPTURE FUND

OTHER ACCOUNTS MANAGED BY
B. RANDOLPH BATEMAN                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                   3 funds / $216,644,749
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                 10 accounts / $28,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
KIRK MENTZER                         TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                   2 funds / $294,022,000
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                28 accounts / $418,277,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None due to the asset allocation of the portfolio manager's accounts.

VA GROWTH FUND

OTHER ACCOUNTS MANAGED BY
JAMES J. GIBBONEY, JR.               TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $252,530,064
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               249 accounts / $381,841,986
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
MARTINA CHEUNG                       TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $252,530,064
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                82 accounts / $267,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $10,001-$50,000.

VA INCOME EQUITY FUND

OTHER ACCOUNTS MANAGED BY
CRAIG J. HARDY                       TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $208,478,968
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               205 accounts / $253,584,006

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
CHRISTOPHER G. CWIKLINSKI            TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $208,478,968
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               180 accounts / $190,420,603
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA INTERNATIONAL EQUITY FUND

OTHER ACCOUNTS MANAGED BY
MADELYNN MATLOCK                     TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $193,466,122
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                 10 accounts / $13,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MACRO 100 FUND

                                                               NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                             TOTAL NUMBER OF OTHERACCOUNTS     PERFORMANCE FEES
OTHER ACCOUNTS                       MANAGED/TOTAL ASSETS*
MANAGED BY
DR. ARTHUR B.
LAFFER
Registered                            1 fund / $28,818,859
Investment
Companies
Other Pooled                                                   1 account / $2,276,000
Investment
Vehicles
Other Accounts                  10 accounts / $334,422,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

                                                               NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                             TOTAL NUMBER OF OTHERACCOUNTS     PERFORMANCE FEES
OTHER ACCOUNTS                       MANAGED/TOTAL ASSETS*
MANAGED BY
ARTHUR B. LAFFER,
JR.
Registered                            1 fund / $28,818,859
Investment
Companies
Other Pooled                                                   1 account / $2,276,000
Investment
Vehicles
Other Accounts                  10 accounts / $334,422,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MID CORP AMERICA FUND

OTHER ACCOUNTS MANAGED BY
CHRISTOPHER M. ROWANE                TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $160,460,149
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               335 accounts / $311,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

VA NEW ECONOMY FUND

OTHER ACCOUNTS MANAGED BY
DR. BERNARD SHINKEL                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                     1 fund / $88,934,044
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               285 accounts / $170,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA ROTATING MARKETS FUND

OTHER ACCOUNTS MANAGED BY
PAUL KOSCIK                          TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                     1 fund / $31,147,885
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               209 accounts / $341,477,406
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA SITUS SMALL CAP FUND

OTHER ACCOUNTS MANAGED BY
B. RANDOLPH BATEMAN                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                   3 funds / $252,831,126
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                 10 accounts / $28,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MORTGAGE SECURITIES FUND

OTHER ACCOUNTS MANAGED BY
WILLIAM G. DOUGHTY                   TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                 5 funds / $1,110,691,451
Other Pooled Investment Vehicles                                 1 account / $10,321,239
Other Accounts                                              47 accounts / $1,355,899,805
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
GUSTAVE J. SEASONGOOD                TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                     1 fund / $84,560,246
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               300 accounts / $395,208,629
*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.

MR. BATEMAN is paid a fixed base salary and is eligible for a cash bonus.  Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually.  The bonus amount is measured by the following overall components:  the performance of the Advisor's parent corporation (up to 30% based on corporate earnings per share, and up to
10% based on corporate efficiency ratio), and individual performance (up to 50%
based on meeting pre-established yearly goals jointly determined by him and his manager, and up to 10% at the discretion of his manager).  Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the Bank's Private Financial Group of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility.  Mr. Bateman is eligible for annual awards of options on the Bank's holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief
Executive Officer and the Compensation Committee of the Board of Directors of
the holding company.  Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

MESSRS. MENTZER AND ROWANE are paid fixed base salaries and are eligible for cash incentives.  Base salary is determined and reviewed annually based on competition in the trust and investment management market.  The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP).  The
TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.  Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.  Mr. Rowane also receives a smaller percentage on fees generated in future years.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met three pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows:  25% on the PFG division performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance.  The payout on the last two components of the plan will be increased by a maximum of 10%
      if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal.  Performance is measured and paid quarterly.

Messrs. Mentzer and Rowane are eligible for awards of options on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation
Committee of the Board of Directors of the holding company.

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. GIBBONEY, MR. HARDY, MR. KOSCIK,
MS. MATLOCK, MR. SEASONGOOD, AND DR. SHINKEL are paid fixed base salaries and are eligible for several cash incentives, as described below.  Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik,
Ms. Matlock, Mr. Seasongood and Dr. Shinkel are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the
Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and
various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.
Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' and Huntington Funds' assets collectively grow at least
3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter.  Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this
bonus.   Further, beginning January 1, 2005, assets in the Huntington Florida
Tax-Free Money Fund, the Huntington Money Market Fund, the Huntington Ohio
Municipal Money Market Fund and the Huntington U.S. Treasury Money Market Fund
do not count toward asset growth for purposes of this bonus.  Ms. Cheung, Mr.
Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr.
Seasongood and Dr. Shinkel are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive.  The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria:  (1) use of the Huntington
Funds in individual investment accounts, (2) development of publicity of the
Huntington Funds, (3) coordination of relationships with the brokers who sell the Huntington Funds and (4) excellence in trading and placement within the
Huntington Funds.

 Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock,
Mr. Seasongood, and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries.  Based on the Advisor's Chief Investment Officer's and the Director of Research's
assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst.  Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group.  Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik,
Ms. Matlock, Mr. Seasongood, and Dr. Shinkel are the portfolio managers for other accounts in addition to the portfolios of the Funds and Huntington Funds they manage.  Each such account is assigned a "Category" (such as Income,
Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset
Allocation Model" as compared to the objective of the account.  At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review.  Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets.  Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the
Advisor's Category benchmark.  In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Gibboney's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3%
minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Gibboney on a quarterly basis.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3%
minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the VA Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA
Income Equity Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the VA Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA
Income Equity Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the VA International Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Morgan Stanley Capital
International Europe, Australasia and Far East Index, and the VA International
Fund's assets grow at least 3.0% over the previous calendar quarter under Ms.
Matlock's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA International Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the VA New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Growth Index, and the
VA New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA New Economy
Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Dr.
Shinkel on a quarterly basis.

Quarterly, if the VA Rotating Markets Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the
VA Rotating Markets Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Rotating Markets
Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr.
Koscik on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers
Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Mr. Doughty on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers
Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Seasongood's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.
The pool, if funded, is distributed directly to Mr. Seasongood on a quarterly basis.

Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock,
Mr. Seasongood, and Dr. Shinkel are each eligible for an annual award of options on the Bank's holding company stock, the amount of which is recommended by the portfolio manager's manager and approved by the Chief Executive Officer and
Compensation Committee of the holding company.

DR. LAFFER AND MR. LAFFER are each paid a fixed base salary and a variable annual cash bonus.  As co-owners of the Sub-Advisor, both the base salary and annual cash bonus are entirely within their mutual discretion, and are negotiated between them based on the Sub-Advisor's profitability and success.
Consideration is given to several factors in making these subjective, discretionary determinations, as follows: performance of investment products under the portfolio manager's management, long term contribution to accounts under his discretion, long term contribution to the Sub-Advisor's investment committee, and contribution to the development and profitability of the Sub-
Advisor.

ADVISOR CONFLICTS OF INTEREST
As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the
Advisor.
Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").
The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor's
Code of Ethics.  Finally, the Advisor has structured the portfolio managers'
compensation in a manner, and a Fund has adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

SUB-ADVISOR CONFLICTS OF INTEREST
As indicated above, portfolio managers at Laffer Investments ("Laffer") may manage different accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., private funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers at Laffer make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although Laffer does not track the time a portfolio manager spends on a single portfolio, Laffer does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  Laffer seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Laffer may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager may vary.
Conflicts of interest may arise where some accounts managed by a particular portfolio manager may have higher fees than the fees paid by other accounts or where a certain accounts pays performance based fees while another does not.
Because a portfolio manager's compensation may be affected by revenues earned by
Laffer, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.
In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades.  Laffer may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transaction on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.
Laffer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Laffer monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Laffer's Code of Ethics.  Furthermore, Laffer's President
periodically reviews the performance of all portfolio managers.

GLASS-STEAGALL ACT

The  Gramm-Leach-Bliley  Act  of  1999   repealed   certain  provisions  of  the
Glass-Steagall Act that had previously restricted the ability of banks and their affiliates  to  engage  in  certain  mutual fund activities.  Nevertheless,  the
Advisor's  activities remain subject to,  and  may  be  limited  by,  applicable federal banking  law  and  regulations.  The Advisor and the Sub-Advisor believe they  possess  the  legal  authority  to perform  the  services  for  the  Funds contemplated by the Investment Advisory  Agreements  and  Sub-Advisory Agreement
and  described  in  the  Prospectus and this SAI and has so represented  in  the
Investment Advisory Agreements and the Sub-Advisory Agreement. Future changes in either federal or state statutes  and  regulations  relating  to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of  those entities, as well as further judicial or administrative  decisions  or interpretations  of present and future statutes and regulations could prevent or restrict the Advisor  from  continuing  to  perform such services for the Trust.
Depending upon the nature of any changes in the  services that could be provided by  the  Advisor  or  the  Sub-Advisor,  the  Board  would  review  the  Trust's relationship  with the Advisor and Sub-Advisor and consider  taking  all  action necessary in the circumstances.

Should further  legislative,  judicial  or  administrative  action  prohibit  or restrict  the  activities  of the Advisor, its affiliates, and its correspondent banks in connection with customer  purchases  of Shares of the Trust, such banks might be required to alter materially or discontinue  the  services  offered  by them  to  customers.  It  is  not  anticipated,  however, that any change in the
Trust's  method  of  operations would affect its NAV  per  Share  or  result  in financial losses to any customer.


                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
Under rule 206(4)-6 of  the Investment Advisors Act of 1940 (the "Act"), it is a
fraudulent, deceptive, or  manipulative  act,  practice  or  course  of business within  the  meaning  of section 206(4) of the Act for an investment adviser  to exercise voting authority  with  respect  to  client  securities, unless (i) the adviser  has adopted and implemented written policies and  procedures  that  are reasonably  designed  to  ensure  that  the  adviser  votes  proxies in the best interest of its clients, (ii) the adviser describes its proxy  voting procedures to  its clients and provides copies on request, and (iii) the adviser  discloses to clients  how  they  may  obtain  information  on  how the adviser voted their proxies.

The  Trustees have delegated to the Advisor authority to  vote  proxies  on  the securities  held  in the Funds' portfolios.  The Advisor's proxy voting policies and procedures which  will  be effective September 6, 2006, are set forth below, and shall govern its voting of  such  proxies.  As  of  that date, the Advisor's previous proxy voting policies and procedures were not materially different.

PROXY VOTING POLICIES

It is the policy of Huntington Asset Advisors ("HAA") to  vote  proxies  in  the best  interest  of  the shareholders of the Huntington Funds (the "Funds").  HAA will employ an independent  third  party  (currently  Institutional  Shareholder
Services  ("ISS"))  to  (i) research all proxies for which HAA has authority  to vote (except, as described  below,  for proxy votes which pertain to the Funds),
(ii)  to  recommend  a  vote  according  to  the  guidelines  published  by  the independent third party and according the  these  Policies,  and (iii) to cast a vote consistent with the recommendation of the independent third  party,  unless
the   Special  Proxy  Voting  Committee  overrides  the  recommendation  of  the
independent  third  party.   Proxy voting matters which pertain to the Funds for
which a vote has already been  cast  by the Board of Trustees of the Funds, will be  cast  according to the vote of the independent  Trustees  of  the  Board  of
Trustees of the Funds.

The President  of  HAA  will  appoint  a  Proxy  Review Committee to monitor the recommendations made and votes cast by the independent  third  party  to  assure that votes are consistent with: (i) HAA's fiduciary duty, (ii) the best interest of  the  shareholders  of  the  Funds,  (iii)  the  guidelines  published by the independent third party, and (iv) these Proxy Voting Policies.

HAA may refer, to the Special Proxy Voting Committee, any proxy vote  that would
be   impractical   or   inappropriate   to   resolve  by  following  the  voting
recommendation of the independent third party vote.

I.    COMMITTEES

1.  Proxy Review Committee
   a. The   purpose  of  the  Proxy  Review  Committee   is   to   monitor   the
      recommendations  made  and  votes  cast  by the independent third party to assure that such votes are consistent with  (i) HAA's fiduciary duty, (ii)
      the best interest of the shareholders of the  Funds,  (iii) the guidelines published  by  the  independent third party, and (iv) these  Proxy  Voting
      Policies.
   b. The Proxy Review Committee  will  report,  to  the  President of HAA, on a
      quarterly basis the results of its monitoring activities.   Any votes that
      appear   inconsistent   with  these  Policies  will  be  reported  to  HAA
      immediately.
   c. The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy,  including information  pertaining  to  any  possible  conflict  of interest.
   d. The President  of  HAA  will  appoint  the  members  of  the  Proxy Review
      Committee.

2.  Special Proxy Voting Committee

   a. The  purpose  of  the  Special  Proxy Voting Committee is to consider  and determine how to vote on behalf of the  Funds  with respect to specific votes referred by the Funds' investment adviser, HAA.
   b. The Special Proxy Voting Committee shall be composed  exclusively  of  the independent Trustees of the Board of Trustees of the Funds.
   c. The  Special  Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

II.   CONFLICTS OF INTEREST

HAA will ensure that  proxy  votes are voted in the Funds' best interest and are
not affected by HAA's conflicts  of  interest.   Proxy votes cast based upon the
recommendations of an independent third party will  be  cast  according  to that party's  pre-determined  proxy  voting  policy and therefore will involve little discretion on the part of HAA.  For proxy  votes  for  which  HAA  overrides the recommendation  of the independent third party, HAA will grant voting  authority to the Special Proxy Voting Committee.

GUIDELINES

HAA has adopted ISS's  proxy  voting  guidelines,  as they may be amended by ISS from  time  to  time,  to further the interest of the Funds'  shareholders  with respect to proxy voting  matters.  A current summary of the pre-determined proxy voting guidelines adopted  by  ISS  can be found at www.issproxy.com.  The Proxy
Review Committee will review the ISS  proxy voting guidelines no less frequently than annually to assure that votes continue  to  be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least  annually  by  the  Proxy  Review  Committee  to HAA's  Investment  Policy
Committee and the Chief Compliance Officer of the Funds.

III.  RECORDKEEPING

In accordance with Rule 204-2, as amended, HAA must retain  (i) its proxy voting
policies   and  procedures;  (ii)  proxy  statements  received  regarding   Fund
securities;  (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy  voting  information,  and  (v) any documents prepared by HAA that were material to making a decision how to vote,  or  that  memorialized the basis  for  the decision.  HAA may rely on proxy statements filed on  the  SEC's
EDGAR system  (instead  of  keeping  its  own  copies),  and  may  rely on proxy statements and records of its votes cast that are maintained with an independent third  party  such  as  ISS,  provided that HAA obtains an undertaking from  the independent  third party to provide  a  copy  of  the  documents  promptly  upon request.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through Huntington Funds'
website.  Go to www.huntingtonvafunds.com; select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select a Fund.  Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds' portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.  Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  All of these service providers are identified elsewhere in the
Prospectus or in the Appendix to this SAI.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  These organizations are Lipper and Morningstar, who receive a full portfolio holdings listing each month.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Citigroup Global Markets Inc., Institutional Shareholder
Services, Inc., Investment Scorecard, Inc., KeyBanc Capital Markets (McDonald
Inc.), Mesirow Financial Inc., RBC Dain Rauscher Inc., Sanders Morris Harris
Inc., SunGard, Thomson ONE and Wilshire Associates, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process.  The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor's Chief Compliance Officer and the authorization of the Funds' Chief Executive Officer or Chief Financial
Officer.  Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply.  No consideration may be received by the Funds, the
Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

PORTFOLIO TRANSACTIONS

The Advisor may  place portfolio transactions with broker-dealers which furnish, without cost, certain  research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek  best  price  and  execution  with  respect  to  the transactions. Certain investments may be appropriate for the Trust and for other clients  advised  by  the  Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such  factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought  or sold for only one client or in different amounts and at different times for more  than  one  but  less  than all clients.
Likewise, a particular security may be bought for one or more clients  when  one or  more other clients are selling the security. In addition, purchases or sales of the  same  security  may  be  made  for  two or more clients of an investment advisor  on the same day. In such event, such  transactions  will  be  allocated among the  clients  in a manner believed by the Advisor to be equitable to each.
In some cases, this procedure  could  have  an  adverse  effect  on the price or amount  of  the  securities  purchased or sold by the Trust. Purchase  and  sale orders for the Trust may be combined  with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations,  Huntington  Bank  may  make loans to public companies. Thus, it may be possible, from time to time, for the  Funds to hold  or  acquire  the  securities of issuers which are also lending clients  of
Huntington Bank. The lending  relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions on U.S. stock exchanges  and  other agency transactions involve the payment  by a Fund of negotiated brokerage commissions.  Such  commissions  vary among  different  brokers.  Also,  a  particular  broker  may  charge  different commissions  according  to  such  factors  as  the  difficulty  and  size of the transaction.  Transactions  in  foreign securities often involve the payment  of fixed brokerage commissions, which are generally higher than those in the United
States. There is generally no stated commission in the case of securities traded in the over-the-counter markets,  but  the price paid by a Fund usually includes an  undisclosed dealer commission or mark-up.  In  underwritten  offerings,  the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor  places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and  dealers.  In  so doing, it uses its best efforts to obtain for a
Fund the best price and execution  available.  In  seeking  the  best  price and execution,  the  Advisor, having in mind a Fund's best interests, considers  all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the  nature  of  the market for the security, the amount of the commission, the timing of the transaction  taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered  by  the  broker-dealer  in  other transactions.

It has for many years been a common practice in the investment advisory business for  advisors  of  investment  companies  and  other  institutional investors to receive research, statistical, and quotation services from  broker-dealers  that execute portfolio transactions for the clients of such advisors. Consistent with this  practice,  the  Advisor  receives  research,  statistical,  and  quotation services  from  many  broker-dealers  with  which  it  places a Fund's portfolio transactions.  These  services, which in some cases may also  be  purchased  for cash, include such matters  as  general  economic  and  security market reviews, industry and company reviews, evaluations of securities,  and recommendations as to the purchase and sale of securities. Some of these services  are  of value to the  Advisor  and its affiliates in advising various of their clients (including the Trust), although  not  all  of  these services are necessarily useful and of value in managing the Trust. The fee  paid  by  a  Fund  to  the  Advisor is not reduced because the Advisor and its affiliates receive such services.

As  permitted  by  Section  28(e)  of  the  Securities Exchange Act of 1934,  as
amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to  pay  a  broker-dealer  that  provides the brokerage  and  research  services described above an amount of disclosed  commission  for  effecting  a securities transaction for the Fund in excess of the commission which another broker-dealer may  charge for effecting that transaction. The Advisor's authority to  cause  a
Fund to pay any such greater commissions is also subject to such policies as the
Trustees may adopt from time to time.

On December  31,  2005,  certain Funds owned securities of the following regular broker/dealers:

----------------------------------------------------------------------
|FUND                    | SECURITY TYPE |    SECURITY    | HOLDINGS |
----------------------------------------------------------------------
|VA Dividend Capture Fund|Preferred Stock|Citigroup, Inc. | $706,160 |
----------------------------------------------------------------------
|VA Income Equity Fund   | Common Stock  |Citigroup, Inc. |$1,324,869|
----------------------------------------------------------------------
|VA Mid Corp America Fund| Common Stock  |Legg Mason, Inc.| $331,182 |
----------------------------------------------------------------------

CODE OF ETHICS
Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain
Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest.  Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this
SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

ADMINISTRATOR

Huntington Bank provides administrative personnel and services necessary to operate the Fund.  Huntington Bank provides these at the following annual rate:

----------------------------------------------------------------------------
|MAXIMUM ADMINISTRATIVE FEE|AVERAGE AGGREGATE DAILY NET ASSETS OF THE FUNDS|
----------------------------------------------------------------------------
|          .135%           |  on the first $4 billion                      |
----------------------------------------------------------------------------
|          .125%           |  on the next $3 billion                       |
----------------------------------------------------------------------------
|          .115%           |  on assets in excess of $7 billion            |
----------------------------------------------------------------------------

There is no minimum annual fee per Fund or class of Shares.

SUB-ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds,  assisting  with the provision of administrative services  (including certain legal services) necessary  to  operate  the  Funds.
Federated Services  Company receives a fee from Huntington Bank at the following annual rate of the average daily net assets of the Funds.

----------------------------------------------------------------------
|MAXIMUM SUB-ADMINISTRATIVE FEE|AVERAGE DAILY NET ASSETS OF THE FUNDS|
----------------------------------------------------------------------
|             .05%             |        on the first $3 billion      |
----------------------------------------------------------------------
|             .04%             |        on the next $2 billion       |
----------------------------------------------------------------------
|             .03%             |   on assets in excess of $5 billion |
----------------------------------------------------------------------

There is a minimum annual fee per Fund of $50,000.

FINANCIAL ADMINISTRATOR

Huntington  Bank  also   serves   as   the   financial  administrator  providing
administrative  and  portfolio  accounting  services  to  the  Funds.   For  its
services, Huntington Bank receives a fee equal  to  0.0425  of 1% of the average daily  net assets of the Funds, subject to a minimum annual fee  of  $9,000  for each additional Share class.

EXPENSES

The  Trust's  service  providers  bear  all  expenses  in  connection  with  the performance  of  their  respective services, except that each Fund will bear the following expenses relating  to  its operations: taxes, interest, brokerage fees and commissions, if any, fees and  travel  expenses  of  Trustees  who  are  not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees  and  state  fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating  agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses  incurred for pricing securities owned by the Fund,
costs  of  maintenance  of  corporate   existence,   typesetting   and  printing
prospectuses   for   regulatory   purposes   and  for  distribution  to  current
Shareholders,  costs and expenses of Shareholders'  and  Trustees'  reports  and meetings and any extraordinary expenses.

DISTRIBUTOR

The Fund's Distributor, Edgewood Services Inc., ("Distributor") offers Shares on a continuous, best-efforts  basis and markets the Shares to insurance companies.
No  compensation  was paid to the  Distributor  during  the  fiscal  year  ended
December 31, 2005.  The  Distributor  and  its  affiliates  may pay out of their
assets   other  amounts  (including  items  of  material  value)  to  investment professionals  for  marketing and servicing Shares. The Distributor is a wholly-
owned subsidiary of Federated Investors, Inc. From time to time, the Distributor may pay out of its reasonable  profits  and  other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the
Funds.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the fees that the Funds pay to financial intermediaries, the
Advisor and its affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries.  While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Advisor and its affiliates may pay out of their own resources.  You can ask your financial intermediary for information about any payments it receives from the Advisor and its affiliates for any service the financial intermediary provides.
The following examples illustrate the types of instances in which the Advisor and its affiliates may make additional payments to the financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out  of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).
Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-
related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs.
A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Advisor and its affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.
The Advisor and its affiliates also may hold or sponsor, at their expense, sales events,  conferences  and  programs  for  employees  or  associated  persons  of financial  intermediaries  and  may  pay  the  travel  and lodging  expenses  of attendees.  The Advisor and its affiliates also may provide,  at  their expense,
meals   and   entertainment   in   conjunction   with  meetings  with  financial
intermediaries.  Other compensation may be offered  to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

CUSTODIAN

For each of the Funds, except the VA International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the
Funds. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

State Street Bank and Trust Company serves as custodian for the VA International
Equity Fund. Foreign instruments purchased by the VA  International  Equity Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

The  Bank  of  New  York  is  sub-custodian of VA Situs Small Cap Fund's foreign assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

                     FEES PAID BY THE FUNDS FOR SERVICES*
                                      VA DIVIDEND CAPTURE FUND        VA GROWTH FUND         VA INCOME EQUITY FUND
                                     FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                            DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                       2005       2004    2003     2005     2004    2003     2005     2004    2003
                ADVISORY FEE EARNED  $227,607   $146,387 $57,195 $113,342  $91,406 $43,311 $197,311 $158,083 $87,639
          ADMINISTRATION FEE EARNED   $32,515   $18,805  $7,149   $16,190  $11,717 $5,414  $28,183  $20,270  $10,995
      SUB-ADMINISTRATION FEE EARNED   $18,697   $14,132  $5,719   $9,313   $8,850  $4,331  $16,212  $15,299  $8,764
FINANCIAL ADMINISTRATION FEE EARNED   $19,703   $11,628  $5,290   $10,996  $7,718  $4,297  $17,044  $11,788  $7,436
             ADVISOR REIMBURSEMENTS    $ --       $ --   $(656)    $ --     $ --    $(59)    $ --     $ --    $ --
        BROKERAGE COMMISSIONS PAID* $147,537(1) $82,010  $58,360  $9,369   $12,546 $16,267 $97,964  $87,076  $76,328

                                    VA INTERNATIONAL EQUITY FUND*    VA MACRO 100 FUND*     VA MID CORP AMERICA FUND
                                      FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                            DECEMBER 31,                DECEMBER 31,              DECEMBER 31,
                                       2005        2004     2003     2005      2004   2003    2005     2004    2003
                ADVISORY FEE EARNED   $6,113      $1,102    $ --   $30,815    $3,542  $ --  $128,688  $82,310 $37,641
          ADMINISTRATION FEE EARNED    $874        $144     $ --    $4,404     $473   $ --   $18,384  $10,571 $4,705
      SUB-ADMINISTRATION FEE EARNED    $502        $104     $ --    $2,529     $324   $ --   $10,571  $7,948  $3,764
FINANCIAL ADMINISTRATION FEE EARNED   $3,273       $878     $ --    $5,623    $1,046  $ --   $14,178  $7,055  $3,873
             ADVISOR REIMBURSEMENTS  $(7,949)    $(1,408)   $ --   $(2,432)   $(278)  $ --    $ --     $ --   $(221)
         BROKERAGE COMMISSIONS PAID   $6,763      $2,516    $ --    $4,658    $1,096  $ --   $9,819   $17,115 $15,254
                                       VA NEW ECONOMY FUND     VA ROTATING MARKETS FUND

                                    FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                                           DECEMBER 31,              DECEMBER 31,
                                       2005     2004    2003     2005    2004     2003
                ADVISORY FEE EARNED  $48,985   $25,427 $10,275 $37,748  $31,501 $14,316
          ADMINISTRATION FEE EARNED   $6,999   $3,271  $1,284   $5,392  $4,036   $1,789
      SUB-ADMINISTRATION FEE EARNED   $4,023   $2,451  $1,027   $3,102  $3,052   $1,432
FINANCIAL ADMINISTRATION FEE EARNED   $9,091   $3,004  $1,934   $4,765  $3,443   $2,201
             ADVISOR REIMBURSEMENTS  $(1,849)   $ --   $(929)   $(205)   $ --   $(1,395)
         BROKERAGE COMMISSIONS PAID $23,414(1) $3,819  $8,509   $7,178  $12,227 $13,589

                                    VA SITUS SMALL CAP FUND*  VA MORTGAGE SECURITIES FUND*
                                    FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                                          DECEMBER 31,                DECEMBER 31,
                                       2005      2004   2003     2005       2004     2003
                ADVISORY FEE EARNED   $25,143   $1,852  $ --    $8,665     $1,194    $ --
          ADMINISTRATION FEE EARNED   $3,594     $247   $ --    $1,238      $156     $ --
      SUB-ADMINISTRATION FEE EARNED   $2,063     $170   $ --     $711       $113     $ --
FINANCIAL ADMINISTRATION FEE EARNED   $4,324     $928   $ --    $5,526      $885     $ --
             ADVISOR REIMBURSEMENTS  $(2,588)   $(547)  $ --   $(7,249)    $(669)    $ --
         BROKERAGE COMMISSIONS PAID   $12,402   $2,320  $ --    $1,165      $125     $ --

(1) The brokerage commissions paid on these Funds increased in 2005 as a direct result of an increase in assets in the portfolios.

*VA International Equity Fund, VA Macro 100 Fund, VA Situs Small Cap Fund and VA
Mortgage Securities Fund commenced operations on May 3, 2004. Therefore, the fees reflect these shortened periods of operations. Also, because the VA
International Equity Fund, VA Macro 100 Fund, VA Situs Small Cap Fund, and VA
Mortgage Securities Fund, did not operate for a full year in 2004, their brokerage commission amounts were lower in that year.

Effective November 1, 2004, Huntington Bank became the administrator and
Federated Services Company became the sub-administrator for the Funds. Prior to
November 1, 2004, Federated Services Company was the administrator and
Huntington Bank was the sub-administrator.

                        PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding  each  person  who  owns of record or is known by the Trust to own beneficially 5% or more of any class  of Shares of any
Fund.  Huntington  Asset  Advisors,  Inc.  is a wholly owned subsidiary  of  The
Huntington  National  Bank. The Huntington National  Bank,  a  national  banking association, is an indirect  wholly-owned  subsidiary  of  Huntington Bancshares
Incorporated, a bank holding company organized under the laws of Ohio. By virtue of  Huntington Asset Advisors, Inc.'s. affiliation with The Huntington  National
Bank, Huntington Asset Advisors, Inc. may be deemed to control the Funds.

As of April 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

            FUND                                                   SHAREHOLDER NAME  SHARES OWNED    PERCENTAGE OWNED
                                                                            ADDRESS

    VA Dividend Capture Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       726,668           19.97%
                                          Hartford Life Insurance Co., Hartford, CT     2,912,087           80.03%

              VA Growth Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       404,511           18.42%
                                          Hartford Life Insurance Co., Hartford, CT     1,791,139           81.58%

       VA Income Equity Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       471,639           15.76%
                                          Hartford Life Insurance Co., Hartford, CT     2,520,790           84.24%

VA International Equity Fund                              Carey & Co., Columbus, OH        24,407           10.57%
                              Transamerica Life Insurance Company, Cedar Rapids, IA       142,542           61.74%
                                          Hartford Life Insurance Co., Hartford, CT        63,909           27.68%

           VA Macro 100 Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       295,740           41.98%
                                          Hartford Life Insurance Co., Hartford, CT       388,758           55.18%

    VA Mid Corp America Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       260,910           16.58%
                                          Hartford Life Insurance Co., Hartford, CT     1,312,784           83.42%

         VA New Economy Fund  Transamerica Life Insurance Company, Cedar Rapids, IA       150,696           21.67%
                                          Hartford Life Insurance Co., Hartford, CT       544,681           78.33%

    VA Rotating Markets Fund  Transamerica Life Insurance Company, Cedar Rapids, IA        67,497           12.46%
                                          Hartford Life Insurance Co., Hartford, CT       474,302           87.54%

     VA Situs Small Cap Fund Transamerica Life Insurance Company, Cedar Rapids, IA;       212,340           29.96%
                                          Hartford Life Insurance Co., Hartford, CT       476,220           67.20%

 VA Mortgage Securities Fund                              Carey & Co., Columbus, OH        20,136            5.74%
                              Transamerica Life Insurance Company, Cedar Rapids, IA       274,280           78.12%
                                          Hartford Life Insurance Co., Hartford, CT        56,665           16.14%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Hartford Life Insurance Co. is organized in the state of Connecticut and is a subsidiary of Hartford Life and Accident Insurance Co.; organized in the state of Connecticut.

Transamerica Life Insurance Co. is organized in the state of Iowa and is a subsidiary of Aegon USA Inc. organized in the state of Iowa.

                               SHAREHOLDER RIGHTS

The Trust  is  an  open-end  management investment company, whose Declaration of
Trust  permits  the Trust to offer  separate  series  of  Shares  of  beneficial interest, representing  interests  in  separate  portfolios  of  securities. The
Shares in any one portfolio may be offered in two or more separate  classes.  As of  the  date  of this SAI, the Trustees have established one class of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for any action requiring  a  vote  by  the  shareholders,  and  a  proportionate fractional vote for each fractional share held. Shareholders of the  Trust  will vote in the aggregate and not by Fund except as otherwise expressly required  by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The  Trust  is  not  required  to  hold  annual meetings of shareholders for the purpose of electing Trustees except that (i)  the  Trust  is  required to hold a shareholders' meeting for the election of Trustees at such time  as  less than a majority  of  the Trustees holding office have been elected by shareholders  and
(ii) if, as a result  of  a  vacancy  on  the Board, less than two-thirds of the
Trustees holding office have been elected by  the shareholders, that vacancy may only  be  filled by a vote of the shareholders. In  addition,  Trustees  may  be removed from  office  by  a  written  consent  signed  by  the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written  request  of not less  than  10% of the outstanding Shares of the Trust. Upon written request  by the holders of  shares  representing  1%  of the outstanding Shares of the Trust stating that such shareholders wish to communicate  with  the other shareholders for  the purpose of obtaining the signatures necessary to demand  a  meeting  to consider  removal of a Trustee, the Trust will provide a list of shareholders or
disseminate   appropriate   materials   (at   the   expense  of  the  requesting
shareholders).  Except as set forth above, the Trustees  may  continue  to  hold office and may appoint successor Trustees.

Under Massachusetts  law,  shareholders  could,  under certain circumstances, be
held  personally  liable  for  the  obligations  of  the   Trust.  However,  the
Declaration of Trust disclaims shareholder liability for acts  or obligations of the  Trust  and  requires  that  notice  of  such  disclaimer  be given in  each agreement, obligation, or instrument entered into or executed by  the  Trust  or the  Trustees.  The  Declaration  of Trust provides for indemnification out of a
Fund's property for all loss and expense  of  any  shareholder  held  personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial  loss  on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries  regarding  the Funds should be directed to the Trust, c/o
Unified Fund Services, Inc., P.O. Box 6110 Indianapolis, IN 46206-6110.

         ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased,  exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee  for  authentication purposes. Only New
Technology Medallion imprints will be accepted as signature guarantees.

OTHER PURCHASE INFORMATION

Purchases  are  made  at NAV. If at any time the right  to  purchase  Shares  is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted  to  purchase additional Shares and have dividends reinvested.

OTHER EXCHANGE INFORMATION

Exchanges  may  only  be  made  between  Funds   having   identical  shareholder
registrations. For any other exchanges you must obtain a signature guarantee.

Unless otherwise specified in writing, the existing registration  relating  to a
Fund  being  exchanged  will  be  used  for any new Fund accounts required to be opened in the exchange.

OTHER REDEMPTION INFORMATION

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be  delayed  by  as much as seven days. To change the name of the bank account to which redemption  proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature
guarantee)  to  the  Trust,  c/o  Huntington  National  Bank,  P.O.   Box   6110
Indianapolis, IN 46206-6110.

                                     TAXES

It  is  intended  that  each  Fund  qualify  each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). In order to qualify for the special tax  treatment  accorded  regulated investment companies and their shareholders, a Fund must, among other things:

      (a)  derive  at  least  90%  of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the
           sale  or  other  disposition   of   stock,   securities  and  foreign
           currencies, or other income (including but not  limited to gains from options, futures, or forward contracts) derived with  respect  to its business of investing in such stock, securities, or currencies;

      (b)  distribute with respect to each taxable year at least 90% of the  sum of  its  "investment company taxable income" (as that term is defined in the Code  without  regard  to  the  deduction for dividends paid -
           generally taxable ordinary income and the  excess,  if  any,  of  net short-term  capital  gains over net long-term capital losses) and its tax-exempt interest income  (less  deductions  attributable  to  that income) for such year, if any; and

      (c)  diversify its holdings so that, at the end of each fiscal quarter (i)
           at  least 50% of the market value of the Fund's assets is represented by cash  or  cash  items  (including  receivables),  U.S.  Government securities,  securities of other regulated investment companies,  and other securities  limited in respect of any one issuer to a value not greater than 5% of  the  value  of the Fund's total assets and 10% of the outstanding voting securities  of  such issuer, and (ii) not more than  25% of the value of its assets is invested  in  the  securities
           (other   than  those  of  the  U.S.  Government  or  other  regulated investment  companies)  of  any  one issuer or of two or more issuers which the Fund controls and which  are  engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company  that  is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If  a  Fund fails to qualify as a regulated investment company accorded  special tax treatment  in  any  taxable  year,  the  Fund would be subject to tax on its income at corporate rates. In addition, the Fund  could be required to recognize net unrealized gains, pay substantial taxes and interest,  and  make substantial distributions  before  requalifying  as  regulated  investment company  that  is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year,  the  Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity  contracts, refer  to  the  prospectuses  or other documents you received when you purchased your variable life or variable  annuity  contracts.  Variable  annuity contracts
purchased   through   insurance  company  separate  accounts  provide  for   the
accumulation of all earning  from  interest, dividends, and capital appreciation without current federal income tax liability  for  the  owner.  Depending on the variable annuity or variable life contract, distributions from the  contract may be subject to ordinary income tax and, in addition, on distributions  before age
59  1/2,
a 10% penalty tax. Only the portion of a distribution attributable to income  on the  investment  in  the  contract  is  subject to federal income tax. Investors should consult with competent tax advisors  for  a  more  complete discussion of possible tax consequences in a particular situation.

In  addition  to the diversification requirements applicable  to  all  regulated investment companies  discussed  above, the Code imposes certain diversification standards on the underlying assets  of  variable  annuity  contracts held in the
Funds. The Code provides that a variable annuity contract shall  not  be treated as an annuity contract for any period (and any subsequent period) for which  the investments  are  not  in accordance with regulations prescribed by the Treasury department, adequately diversified.  Disqualification  of  the  variable annuity contract as an annuity contract would result in immediate imposition  of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of  payments under the contract.

A  Fund  will  meet the diversification requirements if no more than 55% of  the value of its assets  is  represented  by any one investment, no more than 70% of the value of its assets is represented  by any two investments, no more than 80%
of the value of its assets is represented  by any three investments, and no more than 90% of the value of its assets is represented  by any four investments. For purposes of this rule, all securities of the same issuer,  all  interests  in  a single  real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate  issuer.  Alternatively,  a  Fund  will  be  treated as meeting this requirement  for any quarter of its taxable year if, as of  the  close  of  such quarter, the Fund meets the diversification requirements applicable to regulated investment companies  generally  (described  above)  and no more than 55% of the
value   of  it  total  assets  consists  of  cash  and  cash  items   (including
receivables),  U.S.  Government  securities,  and  securities of other regulated investment companies.

Treasury regulations provide that a variable annuity  contract  will  be able to look  through  to  the  assets  held  by  a  Fund for the purpose of meeting the diversification test if the Fund meets certain  requirements.  Each Fund will be managed in such a manner as to comply with the diversification requirements  and to  allow the variable annuity contracts to be treated as owning a proportionate share  of  such Fund's assets.  It is possible that, in order to comply with the diversification  requirements,  less  desirable investment decisions may be made which could affect the investment performance of such Fund.

The above discussion of the federal income  tax  treatment  of the Funds assumes that  all  the  insurance company accounts holding Shares of a Fund  are  either segregated asset  accounts  underlying  variable  contacts as defined in Section
817(d) of the Code or the general account of an insurance  company as defined in
Section  816 of the Code. Additional tax consequences may apply  to  holders  of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on a disposition  of  the  Fund's  shares  of  $2 million or more for an individual shareholder  or  $10 million or more for a corporate  shareholder  (such  as  an insurance company  holding  the  separate  accounts referenced in this SAI), the shareholder must file with the Internal Revenue  Service  a disclosure statement
on  Form  8886.   Shareholders of a regulated investment company,  such  as  the separate accounts that  own  shares  of  the  Funds,  are not exempted from this filing requirement even though, as a practical matter,  any  such loss would not reduce  the  taxable  income  of  the  insurance  company  holding the  separate
accounts.   Future  guidance  may  provide  an  exception  from  this  reporting requirement to shareholders of most or all regulated investment companies.

The  foregoing  discussion  is  based on tax laws and regulations which  are  in effect on the date of this Statement  of  Additional Information.  Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive.  In particular,  if  the  tax on dividends paid out  of  earnings  previously  taxed  at  the  corporate  level  is  reduced  or eliminated,  this  may  reduce  the value of, and thus the return on, previously issued debt obligations and similar  securities which are part of certain of the
Funds.  This change could reduce the net  asset value of, and distributions made by,  these  Funds.  However, since Fund shares  are  expected  to  be  owned  in connection with  variable  annuity accounts, the reduction or elimination of the tax on such dividends will likely not affect the tax discussion above.

In addition, the foregoing is  only  a  summary of some of the important federal tax considerations generally affecting holders  of  variable  annuity  contracts
investing  in  a  Fund.   No  attempt  is  made  to  present  herein  a complete
explanation  of the federal income tax treatment of each Fund or of the  holders of such variable  contracts, and this discussion is not intended as a substitute
for careful tax planning.   Accordingly,  prospective  investors  are  urged  to
consult  with  their  tax  advisers  with  specific  reference  to their own tax situation,  including  the  potential  application  of  state,  local,  and  (if applicable) foreign taxes.

The  Treasury  Department  announced  that it would issue future regulations  or rulings  addressing  the circumstances in  which  a  variable  contract  owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If  the  contract owner is considered the owner of the securities underlying the separate account,  income  and gains produced by those securities would be included currently in the contract  owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment  income  may be subject to  foreign  withholding  or other taxes that could reduce the return  on  these securities.  Tax treaties between  the  United  States  and  foreign  countries, however, may reduce  or  eliminate  the  amount of foreign taxes to which a Fund would be subject. The effective rate of foreign  tax  cannot  be predicted since the amount of Fund assets to be invested within various countries  is uncertain.
However,  the  Funds  intend to operate so as to qualify for treaty-reduced  tax rates when applicable.
Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists  solely  of  the  coupon  income generated by the portfolio,  whereas  tax-basis income includes gains or losses  attributable  to currency fluctuation. Due to differences in the book and tax treatment of fixed-
income securities denominated  in foreign currencies, it is difficult to project currency effects on an interim basis.  Therefore,  to  the  extent that currency fluctuations cannot be anticipated, a portion of distributions  to  shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If  a  Fund  invests  in  the  stock  of certain foreign corporations, they  may constitute  Passive Foreign Investment Companies  (PFIC),  and  a  Fund  may  be
subject to Federal income taxes upon disposition of PFIC investments.

                          DIVIDENDS AND DISTRIBUTIONS

Each of the Funds  will  declare  and  distribute  dividends from net investment income, if any, and will distribute its net realized  capital  gains, if any, at least annually.

                            PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                      ERV 1
                      Average Annual Return = ( ) n - 1
                                       P

In  accordance  with  SEC guidelines, the average annual total return  for  each class of shares is calculated  according  to  the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for  each class of shares of a Fund is computed by dividing the net investment income per  share  earned  during the period by the maximum offering price

                                      a - b
                        Yield = 2[ (      +1 ) (6) +1]
                                       cd

per share on the last day of the period, according to the following formula:

where a = dividends and interest earned during the period; b = expenses  accrued for  the  period (net of reimbursements); c = the average daily number of shares outstanding  during  the period that were entitled to receive dividends; and d =
the maximum offering price per share on the last day of the period.

In accordance with SEC  guidelines,  the  tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by
1 minus a stated income tax rate and adding  the  quotient  to  that portion, if any, of the yield that is not tax-exempt.

The  average  annual  total  returns  for  each of the following Funds  for  the one-year, five-year and for the life of the respective Fund through December 31,
2005, were as follows:

                             FISCAL YEAR ENDED 12/31/2005 FIVE YEARS ENDED 12/31/2005 INCEPTION THROUGH 12/31/2005

FUND
VA Dividend Capture Fund                3.59%                         --                         9.48%1
VA Growth Fund                          0.72%                         --                       (2.14)% 2
VA Income Equity Fund                   2.98%                        5.02%                       4.87%3
VA International Equity Fund            15.21%                        --                        16.11%4
VA Macro 100 Fund                       5.14%                         --                         9.91%4
VA Mid Corp America Fund                12.67%                        --                        12.73%1
VA New Economy Fund                     13.24%                        --                        12.87%1
VA Rotating Markets Fund                9.66%                         --                         7.39%1
VA Situs Small Cap Fund                 17.18%                        --                        22.56%4
VA Mortgage Securities Fund             1.25%                         --                         4.28%4

(1) Since 10/15/01
(2) Since 5/1/01
(3) Since 10/21/99
(4) Since 5/3/04

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December
31,  2005, and the report of Ernst & Young LLP,  independent  registered  public accounting  firm,  are  incorporated herein by reference from the Trust's Annual
Report to Shareholders for  the  fiscal  year ended December 31, 2005, which has been previously sent to shareholders of each  Fund  pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy  of  the Annual Report to
Shareholders may be obtained without charge by contacting the Trust.

                               INVESTMENT RATINGS

The  NRSROs  that  may  be  utilized  by  the  Funds  with  regard  to portfolio investments  for  the  Funds  include Moody's, Standard & Poor's ("S&P"),  Fitch
Ratings ("Fitch") and Thomson BankWatch,  Inc.  ("TBW").  Set  forth  below is a description of the relevant ratings of each such NRSRO. The NRSROs that  may  be utilized  by  the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.
SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW  assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

   {circle}Government guarantees
   {circle}Government or quasi-government ownership or control
   {circle}The degree of concentration in the banking system
   {circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be
"pass/fail" but rather to provide a relative indication of creditworthiness.
Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 OR LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 OR LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 OR LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 OR LC-4 - The lowest rating category; this rating is regarded as non-
investment grade and therefore speculative.

ADDRESSES

EQUITY FUNDS
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

INCOME FUND
Huntington VA Mortgage Securities Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

DISTRIBUTOR
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

INVESTMENT ADVISOR
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43215

CUSTODIAN, ADMINISTRATOR AND FUND ACCOUNTANT
The Huntington National Bank
41 South High Street
Columbus, OH  43215

CUSTODIAN FOR HUNTINGTON VA INTERNATIONAL EQUITY FUND
State Street Bank and Trust Company
Two Heritage Drive
Quincy, MA 02171

SUB-CUSTODIAN FOR VA SITUS SMALL CAP FUND
The Bank of New York
100 Church Street, 10th Floor
New York, NY 10286

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, OH 43215

APPENDIX
The following is a list of persons other than the Advisor, affiliates of the
Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SUB-CUSTODIAN
The Bank of New York

SECURITIES LENDING AGENT
PFPC Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Sullivan & Worcester LLP

SERVICE PROVIDERS
Abel/Noser Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
Institutional Shareholder Services, Inc.
Investment Scorecard, Inc.
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
Sanders Morris Harris Inc.
SunGard
Thomson ONE
Unified Fund Services, Inc.
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
Interactive Data Corporation
Bloomberg

RATINGS AGENCIES
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers

OTHER
Hartford Life Insurance Company
Transamerica Life Insurance Company

 Cusip 446771305 Cusip 446771503
 Cusip 446771206 Cusip 446771602
 Cusip 446771107 Cusip 446771701
 Cusip 446771800 Cusip 446771883
 Cusip 446771875 Cusip 446771867

[Logo of Huntington Funds]

Semi-Annual
Shareholder
Report

Equity Funds

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2006

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Common Stock (includes 9.9% Real Estate Investment Trusts)	52.6%
Preferred Stock (includes 2.1% Real Estate Investment Trusts)	43.1%
Other Investments (Collateral for Securities Lending)	7.3%
Exchange Traded Funds	3.0%
Cash[1]	0.3%
Liabilities in Excess of Other Assets	(6.3)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 52.6%
	Consumer Discretionary -- 3.0%
3,500	Black & Decker Corp. (c)	$ 295,610
4,000	Sherwin-Williams Co.	189,920
33,000	Time Warner, Inc.	570,900
10,500	Waste Management, Inc.	376,740

		1,433,170

	Consumer Staples -- 1.1%
7,500	Molson Coors Brewing Co.	509,100

	Energy -- 3.4%
4,000	ChevronTexaco Corp.	248,240
11,000	ConocoPhillips	720,830
6,500	Occidental Petroleum Corp.	666,575

		1,635,645

	Financials -- 15.5%
15,000	American Capital Strategies Ltd. (c)	502,200
4,000	Chubb Corp.	199,600
9,000	Hartford Financial Services Group, Inc.	761,400
10,000	KeyCorp	356,800
12,000	Lincoln National Corp. (c)	677,280
10,000	Morgan Stanley Dean Witter & Co.	632,100
6,000	PNC Bank Corp.	421,020
17,000	Protective Life Corp.	792,540
6,000	Safeco Corp.	338,100
14,500	State Street Corp.	842,305
16,000	Wachovia Corp. (c)	865,280
20,000	Washington Mutual, Inc. (c)	911,600

		7,300,225

	Health Care -- 3.8%
5,500	Eli Lilly & Co.	303,985
31,000	PerkinElmer, Inc.	647,900
16,500	Pfizer, Inc.	387,255
10,500	Wyeth	466,305

		1,805,445

	Industrials -- 5.6%
7,500	Deere & Co. (c)	$ 626,175
4,000	Eaton Corp.	301,600
19,500	Energy Transfer Partners LP	870,675
8,000	Norfolk Southern Corp.	425,760
10,000	Raytheon Co.	445,700

		2,669,910

	Materials -- 3.2%
9,000	Freeport-McMoran Copper & Gold, Inc., Class B	498,690
6,000	Inco Ltd.	395,400
11,000	Louisiana-Pacific Corp.	240,900
15,000	Newell Rubbermaid, Inc.	387,450

		1,522,440

	Real Estate Investment Trusts -- 9.9%
4,000	Alexandria Real Estate Equities, Inc.	354,720
25,000	Cedar Shopping Centers, Inc.	368,000
6,000	Colonial Properties Trust	296,400
10,000	Entertainment Properties Trust	430,500
12,500	Equity One, Inc.	261,250
11,000	First Industrial Realty Trust, Inc.	417,340
6,000	Hospitality Properties Trust	263,520
17,000	LTC Properties, Inc.	379,950
6,000	Mack-Cali Realty Corp.	275,520
8,000	Mid-America Apartment Communities, Inc.	446,000
25,000	National Retail Properties, Inc.	498,750
8,000	New Plan Excel Realty Trust	197,520
12,000	Senior Housing Properties Trust	214,920
21,000	Windrose Medical Properties Trust	306,600

		4,710,990

	Technology -- 2.8%
2,000	Microsoft Corp.	46,600
18,000	Motorola, Inc.	362,700
20,000	Sabre Holdings Corp.	440,000
53,559	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 491,676

		1,340,976

	Telecommunications -- 2.7%
6,500	Alltel Corp.	414,895
24,500	AT&T, Inc. (c)	683,305
6,000	Verizon Communications, Inc.	200,940

		1,299,140

	Utilities -- 1.6%
21,500	American Electric Power Co., Inc.	736,375

	Total Common Stocks (Cost $23,670,944)	24,963,416

PREFERRED STOCKS -- 43.1%
	Consumer Discretionary -- 2.9%
35,000	ING Groep NV, 6.125%	797,650
13,000	Prudential PLC, 6.500%	314,470
10,000	The Walt Disney Co., 7.000%	250,200

		1,362,320

	Financials -- 28.6%
45,000	ABN Amro Capital Funding Trust V, 5.900%	979,200
23,400	Ace Ltd., Series C, 7.800%	604,890
19,900	AMBAC Financial Group, 7.000%	496,107
24,000	ASBC Capital I, 7.625%	609,120
28,000	CitiGroup Capital Trust VIII, 6.950%	690,480
11,700	Comerica Capital Trust I, 7.600%	292,617
32,000	Compass Capital, 7.350%	793,600
27,600	Everest Re Capital Trust, 7.850%	699,660
15,000	Fleet Capital Trust VII, 7.200%	374,250
6,900	Fleet Capital Trust VIII, 7.200%	174,294
26,000	HSBC Holdings PLC, Series A, 6.200%	604,240
20,000	JPMorgan Chase & Co., Series X, 7.000%	497,000
15,500	Lehman Brothers Holdings, Inc., 6.500%	388,895
10,000	Lincoln National Capital V, Series E, 7.650%	250,500
18,000	Merrill Lynch Capital Trust V, 7.280% (b)	457,200
10,000	Metlife, Inc., Series B, 6.500%	246,300
13,000	Morgan Stanley Capital Trust II, 7.250%	328,120
16,000	National Commerce Capital Trust II, 7.700%	403,200
18,000	Partnerre Capital Trust I, 7.900%	452,700
12,400	PLC Capital Trust, 7.250%	305,288
1,900	Provident Financial Group, Inc., 8.375%	49,780
	Financials -- (continued)
17,300	Renaissance Re Holdings Ltd., Series B, 7.300%	$ 423,850
45,000	Royal Bank of Scotland, Series N, 6.350%	1,064,250
33,200	SLM Corp., 6.000%	719,776
13,900	St. Paul Capital Trust, 7.600%	352,226
5,000	Suntrust Capital IV, 7.125%	123,650
23,000	The Bank of New York, Inc. Capital V, 7.800%	519,340
1,300	Torchmark Capital Trust I, 7.750%	33,007
27,000	Wells Fargo Capital Trust II, 7.000%	670,410

		13,603,950

	Industrials -- 1.6%
32,000	General Electric Capital Corp., 6.100%	756,800

	Real Estate Investment Trusts -- 2.1%
1,400	Equity Residential Properties, Series D, 8.600%	35,672
2,000	Prologis Trust, Series F, 6.750%	47,060
25,400	Public Storage, Series F, 6.45%	570,230
13,000	Public Storage, Series R, 8.000%	326,300

		979,262

	Telecommunications -- 1.3%
25,400	AT&T, Inc., 7.000%	623,316

	Utilities -- 6.6%
44,700	BGE Capital Trust II, 6.200%	1,003,515
20,000	Consolidated Edison Co., Inc., 7.500%	500,200
3,000	Dominion CNG Capital Trust I, 7.800%	76,080
21,400	Entergy LA, Inc., 7.600%	535,000
40,000	Georgia Power Capital, 7.125%	1,002,000

		3,116,795

	Total Preferred Stocks (Cost $21,643,440)	20,442,443

MUTUAL FUNDS -- 3.0%
	Exchange Traded Funds -- 3.0%
16,500	AMEX Technology SPDR	335,445
8,500	S&P 500 Depositary Receipt	1,080,435

	Total Mutual Funds (Cost $1,227,729)	1,415,880

Cash Equivalent -- 0.3%
136,099	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	136,099

	Total Cash Equivalent (Cost $136,099)	136,099

Shares or Principal Amount		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 7.3%
	Mutual Funds -- 5.8%
2,700,628	Institutional Money Market Trust Fund 5.13% (d)	$ 2,700,628

		2,700,628

	Time Deposits -- 1.8%
$ 238,617	Barclays Bank PLC, 5.280%, 7/3/06	238,617
477,234	KBC Bank, 5.281%, 7/3/06	477,234

		715,850

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $3,416,478)	3,416,478

	Total Investments (Cost $50,094,690) (a) -- 106.3%	50,374,316

	Liabilities in Excess of Other Assets -- (6.3)%	(2,933,439)

	Net Assets -- 100.0%	$ 47,440,877

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Other Investments (Collateral for Securities Lending)	28.1%
Technology	23.4%
Health Care	20.6%
Consumer Staples	15.3%
Industrials	13.9%
Energy	13.0%
Consumer Discretionary	4.8%
Exchange Traded Funds	2.9%
Financials	2.6%
Materials	1.7%
Cash[1]	1.6%
Telecommunications	0.3%
Liabilities in Excess of Other Assets	(28.2)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 95.6%
	Consumer Discretionary -- 4.8%
4,219	CBS Corp., Class B (c)	$ 114,124
520	Discovery Holdings Co., Class A (b)	7,608
500	Ebay, Inc. (b) (c)	14,645
10,278	Home Depot, Inc.	367,849
2,339	Kohl's Corp. (b)	138,282
7,677	Time Warner, Inc.	132,812
4,219	Viacom, Inc., Class B (b)	151,209

		926,529

	Consumer Staples -- 15.3%
4,248	Colgate-Palmolive Co.	254,455
13,510	PepsiCo, Inc. (c)	811,140
11,688	Procter & Gamble Co. (c)	649,853
10,675	Sysco Corp. (c)	326,228
3,441	Wal-Mart Stores, Inc. (c)	165,753
10,670	Walgreen Co. (c)	478,443
5,290	WM Wrigley Jr. Co.	239,954
1,322	WM Wrigley Jr. Co. Class B	59,887

		2,985,713

	Energy -- 13.0%
12,434	Anadarko Petroleum Corp.	592,977
5,000	Exxon Mobil Corp.	306,750
3,500	Kinder Morgan, Inc.	349,615
5,000	Occidental Petroleum Corp.	512,750
2,000	Peabody Energy Corp.	111,500
10,000	Schlumberger, Ltd. (c)	651,101

		2,524,693

	Financials -- 2.6%
2,591	American Express Co.	$ 137,893
2,800	Lehman Brothers Holdings, Inc.	182,420
4,237	St. Paul Cos., Inc.	188,885

		509,198

	Health Care -- 20.6%
6,891	Abbott Laboratories	300,517
8,800	Amgen, Inc. (b)	574,023
6,100	Baxter International, Inc.	224,236
2,700	Dentsply International, Inc.	163,620
6,200	Gilead Sciences, Inc. (b) (c)	366,791
269	Hospira, Inc. (b)	11,551
2,290	IMS Health, Inc.	61,487
7,000	Invacare Corp.	174,160
4,277	Johnson & Johnson	256,278
1,968	Medco Health Solutions, Inc. (b) (c)	112,727
2,015	Medtronic, Inc.	94,544
2,648	Millipore Corp. (b) (c)	166,798
13,122	Pfizer, Inc.	307,973
4,000	Roche Holdings Ltd. AG ADR	329,959
12,363	Schering-Plough Corp.	235,268
6,530	Stryker Corp.	274,978
5,465	Wyeth	242,701
2,000	Zimmer Holdings, Inc. (b) (c)	113,440

		4,011,051

Shares		Value
	Industrials -- 13.9%
4,000	Caterpillar, Inc.	$ 297,920
10,200	Cintas Corp.	405,552
26,975	General Electric Co.	889,096
1,000	Emerson Electric Co.	83,810
17,612	Illinois Tool Works, Inc. (c)	836,570
1,500	Lockheed Martin Corp.	107,610
1,000	Textron, Inc. (c)	92,180

		2,712,738

	Materials -- 1.7%
8,029	Ecolab, Inc.	325,817

	Technology -- 23.4%
7,500	Advanced Micro Devices, Inc. (b)	183,150
7,684	Analog Devices, Inc.	246,964
663	Applied Materials, Inc.	10,794
6,887	Automatic Data Processing, Inc.	312,325
6,900	Broadcom Corp. (b) (c)	207,345
14,594	Cisco Systems, Inc. (b)	285,021
10,000	Computer Sciences Corp. (b)	484,400
8,698	Dell, Inc. (b) (c)	212,318
8,340	EMC Corp. (b)	91,490
6,712	Hewlett Packard Co. (c)	212,636
17,764	Intel Corp.	336,628
2,999	International Business Machines Corp. (c)	230,383
7,500	Iron Mountain, Inc. (b) (c)	280,350
29,508	Microsoft Corp.	687,537
6,100	Molex, Inc.	204,777
342	Network Appliance, Inc. (b) (c)	12,073
14,980	Oracle Corp. (b)	217,060
6,930	Qualcomm, Inc. (c)	277,685
2,201	Solectron Corp. (b)	7,527
1,493	Texas Instruments, Inc.	45,223

		4,545,686

	Telecommunications -- 0.3%
2,308	Vodafone Group PLC.	49,160

	Utilities -- 0.0%
187	Duke Energy Corp. (c)	5,492

	Total Common Stocks (Cost $17,403,527)	18,596,077

MUTUAL FUNDS -- 2.9%
	Exchange Traded Funds -- 2.9%
8,000	iShares S&P 500/Barra Growth Index Fund	468,000
2,675	NASDAQ 100 Index Fund	103,683

	Total Mutual Funds (Cost $555,290)	571,683

Shares or Principal Amount		Value
CASH EQUIVALENT -- 1.6%
316,617	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	$ 316,617

	Total Cash Equivalent (Cost $316,617)	316,617

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 28.1%
	Mutual Funds -- 20.5%
3,991,396	Institutional Money Market Trust Fund 5.13% (d)	3,991,396

		3,991,396

	Time Deposits -- 5.6%
$ 352,664	Barclay Bank PLC, 5.280%, 7/3/06	352,664
739,613	KBC Bank, 5.281%, 7/3/06	739,613

		1,092,277

	Variable Rate Obligations -- 6.1%
395,835	Morgan Stanley & Co., 5.372%, 7/3/06	395,835

		395,835

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,479,508)	5,479,508

	Total Investments (Cost $23,754,942) (a) -- 128.2%	24,963,885
	Liabilities in Excess of Other Assets -- (28.2)%	(5,490,737)

	Net Assets -- 100.0%	$ 19,473,148

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Financials	35.7%
Other Investments (Collateral for Securities Lending)	15.8%
Energy	15.6%
Industrials	10.6%
Health Care	7.7%
Materials	7.6%
Telecommunications	7.2%
Technology	6.5%
Consumer Discretionary	6.2%
Consumer Staples	2.7%
Utilities	1.3%
Cash[1]	0.1%
Liabilities in Excess of Other Assets	(17.0)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 101.1%
	Consumer Discretionary -- 6.2%
28,600	CBS Corp., Class B (c)	$ 773,630
200	Fortune Brands, Inc.	14,202
8,900	Genuine Parts Co.	370,774
11,100	Pearson PLC ADR	151,515
9,800	Thompson Corp.	377,496
8,100	V.F. Corp.	550,152

		2,237,769

	Consumer Staples -- 2.7%
10,100	Anheuser Busch Cos., Inc.	460,459
7,300	Molson Coors Brewing Co., Class B	495,524

		955,983

	Energy -- 15.6%
3,100	Ameren Corp.	156,550
5,700	Apache Corp.	389,025
20,700	AU Optronics Corp. ADR	294,768
19,800	Chevron Corp.	1,228,788
22,600	ConocoPhillips	1,480,978
7,400	Kinder Morgan Energy Partners LP	340,104
12,800	Occidental Petroleum Corp.	1,312,640
8,900	Progress Energy, Inc.	381,543

		5,584,396

	Financials -- 35.7%
800	AmSouth Bancorporation	21,160
29,700	Bank of America Corp.	1,428,570
21,500	BB&T Corp.	$ 894,185
29,700	CitiGroup, Inc.	1,432,728
16,500	Comerica, Inc.	857,835
27,700	JPMorgan Chase & Co.	1,163,400
18,900	Lincoln National Corp. (c)	1,066,716
36,100	National City Corp.	1,306,459
31,700	Regions Financial Corp.	1,049,904
10,200	SunTrust Banks, Inc.	777,852
19,300	Unitrin, Inc.	841,287
13,700	Wachovia Corp. (c)	740,896
27,000	Washington Mutual, Inc. (c)	1,230,660

		12,811,652

	Health Care -- 7.7%
32,500	Bristol-Myers Squibb Co. (c)	840,450
6,200	Eli Lilly & Co.	342,674
5,800	GlaxoSmithKline PLC ADR	323,640
25,900	Merck & Co., Inc.	943,537
7,200	Wyeth	319,752

		2,770,053

	Industrials -- 10.6%
21,700	General Electric Co.	715,232
26,300	Masco Corp.	779,532
18,000	Pitney Bowes, Inc.	743,400
24,200	R.R. Donnelley & Sons Co.	773,190
28,500	Tyco International, Ltd.	783,750

		3,795,104

		2,723,760

Shares		Value
	Materials -- 7.6%
39,200	Boston Scientific Corp. (b)	$ 660,128
8,900	Du Pont (E.I.) de Nemours & Co. (c)	370,240
5,600	POSCO ADR	374,640
9,100	PPG Industries, Inc.	600,600
18,400	The Dow Chemical Co.	718,152

		2,723,760

	Technology -- 6.5%
6,000	Automatic Data Processing, Inc.	272,100
6,300	First Data Corp. (c)	283,752
13,600	Intel Corp.	257,720
11,700	Microsoft Corp.	272,610
13,600	Motorola, Inc.	274,040
27,000	Nokia Corp.	547,020
13,900	Texas Instruments, Inc.	421,031

		2,328,273

	Telecommunications -- 7.2%
20,600	Alltel Corp.	1,314,898
6,900	AT&T, Inc. (c)	192,441
25,500	Avaya, Inc. (b)	291,210
24,500	Sprint Corp.	489,755
9,300	Verizon Communications, Inc.	311,457

		2,599,761

	Utilities -- 1.3%
10,600	Consolidated Edison, Inc.	471,064

	Total Common Stocks (Cost $32,291,725)	36,277,815

Shares or Principal Amount		Value
CASH EQUIVALENT -- 0.1%
47,525	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	$ 47,525

	Total Cash Equivalent (Cost $47,525)	47,525

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 15.8%
	Mutual Funds -- 10.8%
3,883,761	Institutional Money Market Trust Fund 5.13% (d)	3,883,761

		3,883,761

	Variable Rate Obligations -- 2.2%
$ 780,623	Greenwich Capital Holdings, 5.31% 11/30/06	780,623

		780,623

	Time Deposits -- 2.8%
683,038	KBC Bank, 5.281%, 7/3/06	683,038
309,344	Barclays Bank PLC, 5.280%, 7/3/06	309,344

		992,382

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,656,766)	5,656,766

	Total Investments (Cost $37,996,016) (a) -- 117.0%	41,982,106
	Liabilities in Excess of Other Assets -- (17.0)%	(6,078,519)

	Net Assets -- 100.0%	$ 35,903,587

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

United Kingdom	23.4%
Japan	23.0%
France	7.9%
Netherlands	6.8%
Spain	4.9%
Switzerland	4.2%
Sweden	3.6%
Finland	3.3%
Canada	3.2%
Germany	2.3%
Taiwan	2.3%
Singapore	2.0%
Norway	2.0%
Netherlands Antilles	1.3%
Ireland	1.1%
India	0.9%
Mexico	0.8%
South Korea	0.7%
Other Assets in Excess of Liabilities	6.3%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

The Portfolio of Investments Summary Table and Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 91.2%
	Canada -- 3.2%
	Energy -- 0.6%
470	Encana Corp. ADR	$ 24,741

	Industrials -- 1.4%
1,340	Canadian National Railway Co.	58,625

	Materials -- 1.2%
1,060	Alcan, Inc.	49,756

		133,122

	Finland -- 3.3%
	Materials -- 1.8%
3,500	UPM Kymmene OYJ ADR	75,215

	Technology -- 1.5%
3,100	Nokia OYJ ADR	62,806

		138,021

	France -- 7.9%
	Consumer Staples -- 2.2%
3,440	Groupe Danone ADR	91,745

	Energy -- 1.0%
650	Total SA ADR	42,588

	Financials -- 2.9%
3,509	Axa ADR	115,025

	Utilities -- 1.8%
1,820	Suez SA ADR	$ 75,985

		325,343

	Germany -- 2.3%
	Consumer Discretionary -- 0.8%
85	Puma AG Rudolf Dassler Sport ADR	33,069

	Technology -- 1.5%
1,150	SAP AG ADR	60,398

		93,467

	Ireland -- 1.1%
	Financials -- 1.1%
935	Allied Irish Banks PLC ADR	45,217

	Japan -- 22.1%
	Consumer Discretionary -- 10.5%
1,701	Canon, Inc. ADR	124,631
2,810	Honda Motor Co., LTD. ADR	89,414
3,490	Matsushita Electric Industrial Co. Ltd. ADR	73,744
4,475	Sharp Corp. ADR	70,776
3,795	Shiseido Co. Ltd. ADR	74,529

		433,094

	Financials -- 2.4%
7,058	Mitsubishi UFJ Financial Group, Inc. ADR	$ 98,459

	Health Care -- 5.2%
2,200	Eisai Co. Ltd.	99,021
450	Eisai Co., Ltd. ADR	20,273
2,900	Terumo Corp.	96,819

		216,113

	Industrials -- 3.3%
900	Komatsu Ltd. ADR	71,645
660	Secom Co., Ltd. ADR	62,469

		134,114

	Utilities -- 0.7%
1,100	The Tokyo Electric Power Co., Inc.	30,379

		912,159

	Mexico -- 0.8%
	Materials -- 0.8%
568	Cemex SA ADR	32,359

	Netherlands -- 6.8%
	Consumer Discretionary -- 4.3%
2,708	ING Group NV ADR	106,479
2,300	Koninklijke (Royal) Philips Electronics NV ADR	71,622

		178,101

	Industrials -- 2.5%
2,895	TNT NV ADR	103,641

		281,742

	Netherlands Antilles -- 1.3%
	Energy -- 1.3%
820	Schlumberger Ltd. ADR	53,390

	Norway -- 2.0%
	Telecommunications -- 2.0%
6,832	Telenor ASA	82,625

	Singapore -- 2.0%
	Telecommunications -- 2.0%
5,164	Singapore Telecommunications Ltd. ADR	82,945

	Spain -- 4.9%
	Financials -- 2.9%
5,750	Banco Bilbao Vizcaya SA ADR	118,450

	Telecommunications -- 2.0%
1,674	Telefonica SA ADR	83,265

		201,715

	Sweden -- 3.6%
	Consumer Discretionary -- 2.0%
1,535	Electrolux AB, Series B ADR	44,323
1,535	Husqvarna AB ADR (b)	36,972

		81,295

	Financials -- 1.6%
2,500	ForeningsSparbanken AB	65,677

		146,972

	Switzerland -- 4.2%
	Health Care -- 2.3%
1,740	Novartis AG ADR	93,821

	Materials -- 1.9%
2,930	Syngenta AG ADR	$ 77,821

		171,642

	Taiwan -- 2.3%
	Technology -- 2.3%
10,316	Taiwan Semiconductor Manufacturing Co. Ltd.	94,700

	United Kingdom -- 23.4%
	Consumer Discretionary -- 2.0%
6,150	Pearson PLC ADR	83,948

	Consumer Staples -- 4.9%
3,018	Cadbury Schweppes PLC ADR	117,158
4,774	Tesco PLC ADR	88,474

		205,632

	Energy -- 2.3%
850	BG Group PLC ADR	56,848
535	BP Amoco PLC ADR	37,241

		94,089

	Financials -- 4.0%
1,547	Barclays PLC ADR	70,822
3,800	Standard Chartered PLC	92,746

		163,568

	Health Care -- 2.4%
1,745	GlaxoSmithKline PLC ADR	97,371

	Industrials -- 3.9%
1,306	Bunzl PLC ADR	75,160
3,915	Tomkins PLC ADR	84,369

		159,529

	Materials -- 2.4%
465	Rio Tinto PLC ADR	97,515

	Utilities -- 1.5%
2,825	Scottish & Southern Energy PLC ADR	60,140

		961,792

	Total Common Stocks (Cost $3,345,216)	3,757,211

MUTUAL FUNDS -- 2.5%
	India -- 0.9%
	Management Investment Operation -- 0.9%
913	Morgan Stanley India Investment Fund	39,798

	Japan -- 0.9%
	Management Investment Operation -- 0.9%
2,700	iShares MSCI Japan Index Fund	36,828

	South Korea -- 0.7%
	Management Investment Operation -- 0.7%
615	iShares MSCI, South Korea Index Fund	27,718

	Total Mutual Funds (Cost $87,922)	104,344

	Total Investments (Cost $3,433,138) (a) -- 93.7%	3,861,555
	Other Assets in Excess of Liabilities -- 6.3%	261,559

	Net Assets -- 100.0%	$ 4,123,114

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Technology	21.9%
Financials	26.0%
Consumer Discretionary	17.7%
Industrials	10.5%
Consumer Staples	8.5%
Utilities	4.1%
Telecommunications	3.9%
Materials	3.7%
Cash[1]	1.8%
Health Care	1.0%
Energy	0.9%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 98.2%
	Consumer Discretionary -- 17.7%
2,000	AFLAC, Inc.	$ 92,700
2,600	Amazon.Com, Inc. (b)	100,568
1,500	Apollo Group, Inc. Class A (b)	77,505
3,800	AutoNation, Inc. (b)	81,472
900	AutoZone, Inc. (b)	79,380
2,500	Carnival Corp.	104,350
2,900	Ebay, Inc. (b)	84,941
3,600	Family Dollar Stores, Inc.	87,948
2,200	Genuine Parts Co.	91,652
1,300	Harman International Industries, Inc.	110,981
3,100	Hilton Hotels Corp.	87,668
2,300	International Game Technologies	87,262
1,000	Johnson Controls, Inc.	82,220
1,300	MGIC Investment Corp.	84,500
1,000	Nike, Inc. Class B	81,000
1,800	The E.W. Scripps Co. Class A	77,652
3,800	TJX Companies, Inc.	86,868
1,500	V.F. Corp.	101,880

		1,600,547

	Consumer Staples -- 8.5%
4,200	Coca-Cola Enterprises, Inc.	85,554
3,700	ConAgra Foods, Inc.	81,807
2,000	Kellogg Co.	96,860
2,700	McCormick & Co., Inc.	90,585
3,400	Staples, Inc.	82,688
1,900	The Coca-Cola Co.	81,738
1,500	The Hershey Co.	82,605
5,400	Tyson Foods, Inc., Class A	80,244
1,300	Whole Foods Market, Inc.	84,032

		766,113

	Energy -- 0.9%
1,600	Ameren Corp.	$ 80,800

	Financials -- 26.0%
1,800	American Express Co.	95,796
3,200	AmSouth Bancorporation	84,640
1,800	Bank of America Corp.	86,580
2,100	BB&T Corp.	87,339
800	Bear Stearns Companies, Inc.	112,063
1,200	Capital One Financial Corp.	102,540
1,500	Comerica, Inc.	77,985
1,600	Compass Bancshares, Inc.	88,960
2,200	Countrywide Credit Industries, Inc.	83,776
1,700	Federal Home Loan Mortgage Corp.	96,917
2,200	First Horizon National Corp.	88,440
1,000	Golden West Financial Corp.	74,200
1,100	Legg Mason, Inc.	109,472
1,400	Lehman Brothers Holdings, Inc.	91,210
1,900	Marshall & Ilsley Corp.	86,906
2,600	Regions Financial Corp.	86,112
1,700	SLM Corp.	89,964
1,400	State Street Corp.	81,326
1,300	SunTrust Banks, Inc.	99,138
3,300	Synovus Financial Corp.	88,374
2,400	T. Rowe Price Group, Inc.	90,744
1,400	Torchmark Corp.	85,008
2,800	U.S. Bancorp	86,464
1,600	Wachovia Corp.	86,528
1,400	Wells Fargo & Co.	93,912
1,200	Zions Bancorporation	93,528

		2,347,922

Shares		Value
	Health Care -- 1.0%
1,800	Caremark Rx, Inc.	$ 89,766

	Industrials -- 10.5%
1,200	Cooper Industries Ltd., Class A	111,504
1,300	Eaton Corp.	98,020
1,000	Fedex Corp.	116,860
1,700	Illinois Tool Works, Inc.	80,750
2,000	Ingersoll Rand Co.	85,560
1,900	Norfolk Southern Corp.	101,118
1,000	Parker Hannifin Corp.	77,600
1,400	Rockwell International Corp.	100,814
1,500	Ryder System, Inc.	87,645
1,100	United Parcel Service, Inc. Class B	90,563

		950,434

	Materials -- 3.7%
2,400	Ball Corp.	88,896
4,200	Boston Scientific Corp. (b)	70,728
2,100	Du Pont (E.I.) de Nemours & Co.	87,360
1,600	Eastman Chemical Co.	86,400

		333,384

	Technology -- 21.9%
1,800	Affiliated Computer Services, Inc. (b)	92,898
2,800	Analog Devices, Inc.	89,992
2,400	Autodesk, Inc. (b)	82,704
3,700	BMC Software, Inc. (b)	88,430
20,500	Ciena Corp. (b)	98,605
4,200	Cisco Systems, Inc. (b)	82,026
2,500	Citrix Systems, Inc. (b)	100,350
11,600	Compuware Corp. (b)	77,720
4,200	Comverse Technology, Inc. (b)	83,034
3,500	Dell, Inc. (b)	85,435
2,000	First Data Corp.	90,080
1,500	Intuit, Inc. (b)	90,585
2,600	Jabil Circuit, Inc.	66,560
4,100	Motorola, Inc.	82,615
13,800	Novell, Inc. (b)	91,494
6,580	Parametric Technology Corp. (b)	83,632
9,300	PMC-Sierra, Inc. (b)	87,420
2,000	Qualcomm, Inc.	80,140
5,400	Symantec Corp. (b)	83,916
2,800	Tektronix, Inc.	82,376
2,800	Texas Instruments, Inc.	84,812
3,700	Verisign, Inc. (b)	85,729
2,800	Yahoo, Inc. (b)	92,400

		1,982,953

	Telecommunications -- 3.9%
4,900	ADC Telecommunications, Inc. (b)	$ 82,614
1,400	Alltel Corp.	89,362
7,400	Avaya, Inc. (b)	84,508
3,900	Corning, Inc. (b)	94,341
150	Embarq Corp. (b)	6,149

		356,974

	Utilities -- 4.1%
1,800	Constellation Energy Group	98,136
1,400	Dominion Resources, Inc.	104,706
2,000	DTE Energy Co.	81,480
2,700	The Southern Co.	86,535

		370,857

	Total Common Stocks (Cost $8,462,237)	8,879,750

CASH EQUIVALENT -- 1.8%
159,161	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	159,161

	Total Cash Equivalent (Cost $159,161)	159,161

	Total Investments (Cost $8,621,398) (a) -- 100.0%	9,038,911
	Other Assets in Excess of Liabilities -- 0.0%	3,628

	Net Assets -- 100.0%	$ 9,042,539

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Other Investments (Collateral for Securities Lending)	16.6%
Financials	13.6%
Technology	13.3%
Industrials	11.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Cash[1]	10.4%
Energy	10.3%
Materials	6.2%
Utilities	5.3%
Exchange Traded Funds	4.0%
Consumer Staples	2.3%
Telecommunications	0.7%
Liabilities in Excess of Other Assets	(16.6)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 85.6%
	Consumer Discretionary -- 10.6%
2,349	Abercrombie & Fitch Co., Class A	$ 130,205
4,350	AnnTaylor Stores Corp. (b)	188,703
4,200	Beazer Homes USA, Inc.	192,654
1,900	BorgWarner, Inc.	123,690
1,400	Boyd Gaming Corp. (c)	56,504
2,000	Brunswick Corp.	66,500
2,000	Centex Corp.	100,600
700	Cummins Engine, Inc. (c)	85,575
4,000	D. R. Horton, Inc.	95,280
545	Fidelity National Title Group, Inc., Class A	10,720
2,000	Hanover Insurance Group, Inc.	94,920
600	Harman International Industries, Inc.	51,222
400	Hilton Hotels Corp. (c)	11,312
550	Host Hotels & Resorts, Inc. (c)	12,029
300	Hovnanian Enterprises, Inc. Class A (b)	9,024
700	Intrawest Corp.	22,302
3,444	Liz Claiborne, Inc.	127,635
3,100	Mohawk Industries, Inc. (b)	218,085
3,300	NBTY, Inc. (b)	78,903
4,358	Nordstrom, Inc.	159,067
1,000	Pacific Sunwear of California, Inc. (b) (c)	17,930
700	Polo Ralph Lauren Corp.	38,430
7,844	Pulte Homes, Inc.	225,828
2,000	Republic Services, Inc., Class A	$ 80,680
4,482	Royal Caribbean Cruises Ltd.	171,437
3,300	Sonic Automotives, Inc.	73,194
900	Starwood Hotels & Resorts Worldwide, Inc.	54,306
700	Technical Olympic USA, Inc.	10,052
1,493	The Stanley Works (c)	70,499
1,400	UniFirst Corp.	48,300
1,030	Whirlpool Corp. (c)	85,130
1,000	Wolverine World Wide, Inc.	23,330
3,400	Zales Corp. (b)	81,906

		2,815,952

	Consumer Staples -- 2.3%
3,730	Church & Dwight Co., Inc.	135,846
2,600	Constellation Brands, Inc. (b)	65,000
1,660	Molson Coors Brewing Co., Class B	112,681
2,111	Ralcorp Holding, Inc. (b)	89,781
2,200	Smithfield Foods, Inc. (b)	63,426
2,600	Spectrum Brands, Inc. (b) (c)	33,592
1,934	Supervalu, Inc.	59,374
2,770	Tyson Foods, Inc., Class A	41,162

		600,862

	Energy -- 10.3%
4,156	Apache Corp.	283,647
100	Baker Hughes, Inc. (c)	8,185
300	BJ Services Co. (c)	$ 11,178
13,058	Chesapeake Energy Corp. (c)	395,005
7,014	Devon Energy Corp.	423,716
1,400	Forest Oil Corp. (b)	46,424
2,200	Helmerich & Payne, Inc.	132,572
11	Hugoton Royalty Trust	327
1,133	Mariner Energy, Inc. (b)	20,813
2,400	Murphy Oil Corp. (c)	134,064
100	National Oilwell Vargo, Inc. (b) (c)	6,332
10,084	Noble Energy, Inc. (c)	472,536
1,386	Occidental Petroleum Corp.	142,134
200	Patterson-Uti Energy, Inc. (c)	5,662
200	Peabody Energy Corp.	11,150
300	Smith International, Inc.	13,341
1,900	Suncor Energy, Inc. ADR	153,919
100	Sunoco, Inc. (c)	6,929
1,743	Unit Corp. (b)	99,159
7,214	Weatherford International, Inc. (b)	357,959
200	XTO Energy, Inc.	8,854

		2,733,906

	Financials -- 13.6%
4,350	Allied Capital Corp. (c)	125,150
2,100	AMBAC Financial Group, Inc.	170,310
1,400	Amcore Financial, Inc.	41,034
3,084	AmeriCredit Corp. (b)	86,105
2,500	BancorpSouth, Inc.	68,125
1,337	Bear Stearns Companies, Inc.	187,287
2,266	BOK Financial Corp.	112,552
2,700	Chittenden Corp.	69,795
600	CIT Group, Inc.	31,374
3,159	City National Corp.	205,619
3,621	Compass Bancshares, Inc. (c)	201,328
3,117	Fidelity National Financial, Inc. (c)	121,407
2,900	First American Financial Corp.	122,583
4,832	First Horizon National Corp. (c)	194,246
2,000	FirstMerit Corp.	41,880
1,121	Fulton Financial Corp.	17,846
800	Genworth Financial Inc.	27,872
2,767	Legg Mason, Inc. (c)	275,373
1,700	M & T Bank Corp.	200,464
3,140	MoneyGram International, Inc.	106,603
2,630	Nationwide Financial Services, Inc.	115,930
7,436	Old Republic International Corp.	158,907
2,743	PMI Group, Inc. (c)	122,283
4,723	Protective Life Corp.	220,186
800	T. Rowe Price Group, Inc.	30,248
2,964	TCF Financial Corp.	78,398
1,323	TD Banknorth, Inc.	38,962
4,127	Torchmark Corp.	250,592
634	Toronto-Dominion Bank	32,188
2,500	Wilmington Trust Corp.	105,450

		3,560,097

	Health Care -- 11.4%
7,700	AmerisourceBergen Corp.	$ 322,784
3,885	Barr Laboratories, Inc. (b)	185,276
974	Caremark Rx, Inc. (c)	48,573
1,186	Cephalon, Inc. (b) (c)	71,279
5,900	Coventry Health Care, Inc. (b)	324,146
400	Dentsply International, Inc.	24,240
4,278	Invitrogen Corp. (b)	282,647
3,533	Lincare Holdings, Inc. (b)	133,689
11,352	Mylan Laboratories, Inc.	227,040
7,000	Omnicare, Inc.	331,940
2,620	Owens & Minor, Inc.	74,932
9,000	Pediatrix Medical Group, Inc. (b)	407,700
6,100	Respironics, Inc. (b)	208,742
3,689	Thermo Electron Corp. (b)	133,689
2,900	Viasys Healthcare, Inc. (b)	74,240
7,500	Watson Pharmaceutical, Inc. (b)	174,600

		3,025,517

	Industrials -- 11.9%
1,675	Alliant Techsystems, Inc. (b)	127,886
2,900	Banta Corp.	134,357
700	Chaparral Steel Co. (b)	50,414
3,656	Cooper Industries Ltd., Class A	339,716
4,100	Elbit Systems Ltd.	110,044
1,300	G & K Services, Inc., Class A	44,590
4,200	Griffon Corp. (b)	109,620
3,238	Insituform Technologies, Inc., Class A (b)	74,118
4,019	Kennametal, Inc.	250,183
5,959	L-3 Communications Corp.	449,427
3,152	NCO Group, Inc. (b)	83,339
2,600	Oshkosh Truck Corp.	123,552
4,379	Pall Corp.	122,612
2,336	Parker Hannifin Corp.	181,274
5,000	Precision Castparts Corp.	298,800
1,000	R.R. Donnelley & Sons Co.	31,950
300	Rockwell International Corp.	21,603
2,400	Ryder System, Inc. (c)	140,232
3,421	Teleflex, Inc.	184,802
1,600	Textron, Inc. (c)	147,488
2,400	Thomas & Betts Corp. (b)	123,120

		3,149,127

	Materials -- 6.2%
3,300	Albemarle Corp.	158,004
4,300	AptarGroup, Inc.	213,323
600	Ball Corp. (c)	22,224
3,000	Bemis Co.	91,860
2,000	Cymer, Inc. (b)	92,920
5,000	Cytec Industries, Inc.	268,300
3,093	Eagle Materials, Inc.	146,918
900	Ferro Corp.	14,364
5,000	FMC Corp.	321,950
1,960	Lubrizol Corp.	78,106
Shares		Value
1,100	Minerals Technologies, Inc.	$ 57,200
2,300	Pactiv Corp. (b)	56,925
800	Schnitzer Steel Industries, Inc.	28,384
700	Texas Industries, Inc.	37,170
1,400	The Scotts Co.	59,248

		1,646,896

	Technology -- 13.3%
14,354	Activision, Inc. (b) (c)	163,349
2,159	Affiliated Computer Services, Inc. (b)	111,426
700	Amdocs, Ltd. (b)	25,620
26	Avid Technology, Inc. (b)	867
2,000	Avocent Corp (b)	52,500
225	Benchmark Electronics, Inc. (b)	5,427
2,600	Cognos, Inc. (b)	73,970
1,540	Coherent, Inc. (b)	51,944
1,900	Electronic Arts, Inc. (b)	81,776
600	Fiserv, Inc. (b)	27,216
2,312	Fisher Scientific International, Inc. (b)	168,892
976	FLIR Systems, Inc. (b) (c)	21,531
5,410	Forrester Research, Inc. (b)	151,372
400	Genzyme Corp. (b) (c)	24,420
5,100	Harris Corp.	211,700
3,778	Imation Corp.	155,087
5,000	Integrated Device Technology, Inc. (b)	70,900
700	Interactive Data Corp. (b)	14,063
4,500	Intergraph Corp. (b)	141,705
2,792	International Rectifier Corp. (b)	109,111
2,500	Intersil Corp., Class A	58,125
700	Intuit, Inc. (b)	42,273
2,600	Jabil Circuit, Inc.	66,560
3,200	JDA Software Group, Inc. (b)	44,896
2,000	Kla-Tencor Corp.	83,140
2,000	LAM Research Corp. (b) (c)	93,240
2,000	MEMC Electronic Materials, Inc. (b) (c)	75,000
600	Microchip Technology, Inc.	20,130
4,000	Micron Technology, Inc. (b) (c)	60,240
600	Molex, Inc.	20,142
3,948	NCR Corp. (b) (c)	144,655
1,600	Novell, Inc. (b)	10,608
Shares		Value
1,200	NVIDIA Corp. (b)	$ 25,548
10,000	ON Semiconductor Corp. (b)	58,800
7,768	Paxar Corp. (b)	159,788
2,140	Progress Software Corp. (b)	50,097
898	SafeNet, Inc. (b)	15,913
5,800	Sandisk Corp. (b) (c)	295,683
3,800	Sybase, Inc. (b)	73,720
10,800	Symantec Corp. (b)	167,832
1,700	Symmetricom, Inc. (b)	12,019
1,050	THQ, Inc. (b)	22,680
3,250	Trimble Navigation Ltd. (b)	145,080
3,176	Varian Semiconductor Equipment Associates, Inc. (b)	103,553

		3,512,598

	Telecommunications -- 0.7%
1,407	CenturyTel, Inc.	52,270
14,000	Sycamore Networks, Inc. (b)	56,840
2,000	Telus Corp.	80,760

		189,870

	Utilities -- 5.3%
2,200	AGL Resources, Inc.	83,864
1,296	Allete, Inc.	61,366
2,300	Atmos Energy Corp.	64,193
1,700	Constellation Energy Group	92,684
3,691	Energy East Corp.	88,326
700	KeySpan Corp. (c)	28,280
6,321	MDU Resources Group, Inc.	231,412
4,400	National Fuel Gas Co.	154,616
1,200	New Jersey Resources Corp.	56,136
6,664	Questar Corp. (c)	536,384

		1,397,261

	Total Common Stocks (Cost $16,999,016)	22,632,086

MUTUAL FUNDS -- 4.0%
	Exchange Traded Funds -- 4.0%
7,200	iShares S&P Midcap 400 Index Fund	549,288
3,652	MidCap SPDR Trust Series 1 Index Fund (c)	509,235

	Total Mutual Funds (Cost $688,326)	1,058,523

CASH EQUIVALENT -- 10.4%
2,754,774	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	2,754,774

	Total Cash Equivalent (Cost $2,754,774)	2,754,774

Shares or Principal Amount		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 16.6%
	Mutual Funds -- 11.9%
3,149,016	Institutional Money Market Trust Fund 5.13% (d)	$ 3,149,016

		3,149,016

	Time Deposits -- 3.2%
$ 573,408	KBC Bank, 5.281%, 7/3/06	573,408
265,864	Barclays Bank PLC, 5.280%, 7/3/06	265,864

		839,271

	Variable Rate Obligations -- 1.6%
269,428	Bear Sterns & Co, Inc. 5.372%., 10/2/06	269,428
10,331	Sedina Finance, Inc., 5.292%., 1/25/07	10,331
132,230	Tango Financial Corp., 5.310% 6/28/07	132,230

		411,989

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,400,277)	4,400,277

	Total Investments (Cost $24,842,393) (a) -- 116.6%	30,845,660
	Liabilities in Excess of Other Assets -- (16.6)%	(4,398,004)

	Net Assets -- 100.0%	$ 26,447,656

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Industrials	17.2%
Consumer Discretionary	15.2%
Technology	13.3%
Health Care	11.0%
Financials	9.6%
Materials	9.5%
Cash[1]	7.7%
Energy	6.6%
Other Investments (Collateral for Securities Lending)	6.2%
Telecommunications	5.0%
Consumer Staples	4.5%
Utilities	0.6%
Liabilities in Excess of Other Assets	(6.4)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 92.5%
	Consumer Discretionary -- 15.2%
4,280	AAR Corp. (b)	$ 95,144
4,400	Alderwoods Group, Inc. (b)	85,624
1,200	Alliance Atlantis Communications, Inc. (b)	35,040
1,540	Aon Corp. (c)	53,623
870	Autoliv, Inc.	49,216
307	AutoNation, Inc. (b)	6,582
750	Barnes & Noble, Inc.	27,375
200	Black & Decker Corp.	16,892
1,088	Brookfield Asset Management, Inc.	44,174
1,200	Burlington Northern Santa Fe Corp.	95,100
2,900	Casey's General Stores, Inc.	72,529
1,890	Cash America International, Inc.	60,480
3,600	Charming Shoppes, Inc. (b)	40,464
1,750	Circuit City Stores, Inc.	47,635
480	Coach, Inc. (b)	14,352
3,600	Donegal Group, Inc., Class A	69,876
58	Fidelity National Title Group, Inc., Class A	1,141
1,129	GameStop Corp. (b)	47,418
176	Harrah's Entertainment, Inc.	12,528
122	Host Hotels & Resorts, Inc. (c)	2,668
5,170	ICT Group, Inc. (b)	126,820
3,700	Innkeepers USA Trust	63,936
300	J.C. Penney Co., Inc.	20,253
2,000	Kendle International, Inc. (b)	73,460
400	Lennar Corp.	17,748
1,400	Longs Drug Stores Corp.	63,868
600	Nordstrom, Inc.	$ 21,900
2,570	SCPIE Holdings, Inc. (b)	59,753
200	Sears Holdings Corp. (b)	30,968
12,580	Spherion Corp. (b)	114,730
200	Starwood Hotels & Resorts Worldwide, Inc.	12,068
1,468	Technical Olympic USA, Inc.	21,080
4,810	The Great Atlantic & Pacific Tea Co., Inc.	109,283
1,780	The Pantry, Inc. (b)	102,421
1,700	Trammell Crow Co. (b)	59,789
1,350	Vail Resorts, Inc. (b)	50,085
1,580	W.R. Berkley Corp.	53,925
258	YUM! Brands, Inc.	12,970
1,300	Zenith National Insurance Corp.	51,571

		1,944,489

	Consumer Staples -- 4.5%
3,980	Archer-Daniels-Midland Co.	164,294
750	Chattem, Inc. (b)	22,778
1,736	Constellation Brands, Inc. (b)	43,400
1,620	CVS Corp.	49,734
570	Flowers Foods, Inc.	16,325
1,220	Reynolds American, Inc. (c)	140,666
7,250	Wild Oats Markets, Inc. (b)	142,100

		579,297

	Energy -- 6.6%
1,000	Atwood Oceanics, Inc. (b)	49,600
2,000	Chesapeake Energy Corp. (c)	60,500
782	ConocoPhillips	$ 51,244
2,300	Edge Petroleum Corp. (b)	45,954
1,200	Grand Prideco, Inc. (b)	53,700
1,000	Helmerich & Payne, Inc.	60,260
59	Hugoton Royalty Trust	1,752
550	Hydril (b)	43,186
2,300	KCS Energy, Inc. (b)	68,310
200	Marathon Oil Corp.	16,660
585	Occidental Petroleum Corp.	59,992
1,200	Oil States International, Inc. (b)	41,136
925	Remington Oil & Gas Corp. (b)	40,672
1,720	Todco, Class A	70,263
500	Transocean Sedco Forex, Inc. (b) (c)	40,160
700	Unit Corp. (b)	39,823
800	Valero Energy Corp.	53,216
208	Weatherford International, Inc. (b)	10,321
1,004	XTO Energy, Inc.	44,447

		851,196

	Financials -- 9.6%
3,100	American Real Estate Partners LP	126,479
1,800	Capital Corp. of the West	57,600
4,500	CB Richard Ellis Group, Inc. (b)	112,049
1,200	CBL & Associates Properties, Inc.	46,716
2,450	Center Financial Corp.	57,918
2,500	CompuCredit Corp. (b)	96,100
1,348	Countrywide Credit Industries, Inc.	51,332
2,085	Credicorp Ltd.	62,467
2,900	Felcor Lodging Trust, Inc.	63,046
335	Fidelity National Financial, Inc. (c)	13,048
440	First American Financial Corp.	18,599
375	First Republic Bancorp, Inc.	17,175
190	Golden West Financial Corp.	14,098
1,650	Intervest Bancshares Corp. (b)	66,825
1,200	Jones Lang LaSalle, Inc.	105,060
850	Nelnet, Inc. (b)	34,468
2,100	Philadelphia Consolidated Holdings Corp. (b)	63,756
1,400	Progressive Corp.	35,994
1,100	Shinhan Financial Group Co., Ltd. ADR	103,950
483	Sovereign Bancorp	9,810
1,495	Wachovia Corp. (c)	80,850

		1,237,340

	Health Care -- 11.0%
1,800	Aetna, Inc.	71,874
1,900	Alpharma, Inc., Class A	45,676
372	Becton, Dickinson & Co.	22,740
2,200	Biovail Corp.	51,502
587	Caremark Rx, Inc. (c)	29,274
1,100	Cerner Corp. (b)	40,821
3,000	Community Health Care, Inc. (b)	110,250
585	Coventry Health Care, Inc. (b)	32,140
2,000	Dade Behring Holdings, Inc.	83,280
1,125	DaVita, Inc. (b)	$ 55,913
280	Dentsply International, Inc.	16,968
1,565	Genesis Healthcare Corp. (b)	74,134
2,150	Humana, Inc. (b)	115,455
3,600	inVentiv Health, Inc. (b)	103,608
3,200	King Pharmaceuticals, Inc. (b)	54,400
2,250	Option Care, Inc.	26,955
870	Parexel International Corp. (b)	25,100
1,048	Pediatrix Medical Group, Inc. (b)	47,474
550	Quest Diagnostics, Inc.	32,956
2,980	Sierra Health Services, Inc. (b)	134,189
4,300	Thoratec Corp. (b)	59,641
1,978	UnitedHealth Group, Inc.	88,575
1,300	Wellpoint, Inc. (b)	94,601

		1,417,526

	Industrials -- 17.2%
143	Albany International Corp.	6,062
925	AMERCO (b)	93,111
1,980	Ameron International Corp.	132,699
9,110	ASE Test Ltd. (b)	82,719
2,500	Astec Industries, Inc. (b)	85,300
1,400	Canadian Pacific Railway Ltd.	71,596
1,000	Chemed Corp.	54,530
1,700	Dollar Thrifty Automotive Group, Inc. (b)	76,619
750	DRS Technologies, Inc. (c)	36,563
1,650	FirstService Corp. (b)	43,956
530	Flowserve Corp. (b)	30,157
3,400	Gardner Denver, Inc. (b)	130,899
700	Genlyte Group, Inc. (b)	50,701
2,300	Hornbeck Offshore Services, Inc. (b)	81,696
190	L-3 Communications Corp.	14,330
2,600	Laidlaw International, Inc.	65,520
2,800	Manitowoc Co.	124,600
1,500	McGrath Rentcorp	41,715
2,100	Mobile Mini, Inc. (b)	61,446
2,400	Norfolk Southern Corp.	127,728
183	PACCAR, Inc.	15,076
1,400	Precision Castparts Corp.	83,664
1,450	Shaw Group, Inc. (b)	40,310
620	Simpson Manufacturing Co., Inc. (c)	22,351
11,920	Staktek Holdings, Inc. (b)	57,931
800	Terex Corp. (b)	78,960
1,000	Timken Co.	33,510
3,105	Trinity Industries, Inc.	125,442
1,200	Universal Forest Products, Inc.	75,276
1,540	USG Corp. (b) (c)	112,312
492	Ventas, Inc.	16,669
880	Washington Group International, Inc.	46,939
1,700	West Corp. (b)	81,447

		2,201,834

Shares		Value
	Materials -- 9.5%
305	Barrick Gold Corp.	$ 9,028
3,200	Belden CDT, Inc.	105,759
2,900	Commercial Metals Co.	74,530
2,800	Encore Wire Corp. (b) (c)	100,632
4,100	General Cable Corp. (b)	143,499
300	INCO Ltd.	19,770
1,300	NS Group, Inc. (b)	71,604
2,150	Olympic Steel, Inc.	76,089
1,460	Oregon Steel Mills, Inc. (b)	73,964
1,000	Phelps Dodge Corp.	82,160
885	Pool Corp. (c)	38,613
937	Quanex Corp.	40,357
650	Reliance Steel & Aluminum Co.	53,918
340	Rio Tinto PLC ADR	71,301
1,500	RTI International Metals, Inc. (b)	83,760
300	Silgan Holdings, Inc.	11,103
700	Southern Copper Corp (c)	62,391
5,900	Suntron Corp. (b)	8,496
3,980	Technitrol, Inc.	92,137

		1,219,111

	Technology -- 13.3%
1,300	Ansys, Inc. (b)	62,166
1,650	Apple Computer, Inc. (b)	94,248
11,110	Ariba, Inc. (b)	91,435
9,000	Arris Group, Inc. (b)	118,080
5,750	CalAmp Corp. (b)	51,118
3,390	Commscope, Inc. (b)	106,514
700	EMC Corp. (b)	7,679
1	Fisher Scientific International, Inc. (b)	58
2,270	Hewlett Packard Co.	71,914
10,810	iGATE Corp. (b)	69,076
1,270	Intergraph Corp. (b)	39,992
3,200	Internet Security, Inc. (b)	60,320
1,800	Itron, Inc. (b)	106,668
400	Jabil Circuit, Inc.	10,240
1,150	Komag, Inc. (b)	53,107
1,225	NCR Corp. (b) (c)	44,884
5,600	NVIDIA Corp. (b)	119,224
6,500	Radiant Systems, Inc. (b)	68,705
30,150	Safeguard Scientifics, Inc. (b)	65,124
4,700	SBA Communications Corp. (b)	122,858
6,020	Stellent, Inc.	57,491
4,880	Sykes Enterprises, Inc. (b)	78,861
5,775	TALX Corp.	126,299
6,030	TTM Technologies, Inc. (b)	87,254
860	Viscount Systems, Inc. (b)	318

		1,713,633

	Telecommunications -- 5.0%
1,870	America Movil SA de CV ADR, Series L	62,196
3,306	American Tower Corp., Class A (b)	102,883
Shares or Principal Amount		Value
42	Embarq Corp. (b)	$ 1,722
26,240	Optical Communication Products, Inc. (b)	52,742
9,660	Qwest Communications International, Inc. (b) (c)	78,149
849	Sprint Corp.	16,972
230	Telephone & Data Systems, Inc.	9,522
230	Telephone & Data Systems, Inc. Special Shares	8,947
1,900	Telus Corp.	76,722
3,760	Time Warner Telecom, Inc. Class A (b)	55,836
10,210	Tollgrade Communications, Inc. (b)	99,037
7,500	UbiquiTel, Inc. (b)	77,550

		642,278

	Utilities -- 0.6%
1,800	AES Corp. (b)	33,210
1,250	Allegheny Energy, Inc. (b)	46,338
		79,548

	Total Common Stocks (Cost $9,316,420)	11,886,252

CASH EQUIVALENT -- 7.7%
992,474	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	992,474

	Total Cash Equivalent (Cost $992,474)	992,474

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 6.2%
	Mutual Funds -- 4.6%
585,592	Institutional Money Market Trust Fund 5.13% (d)	585,592

		585,592

	Time Deposits -- 1.2%
$106,691	KBC Bank, 5.281%, 7/3/06	106,691
51,741	Barclays Bank PLC, 5.280%, 7/3/06	51,741

		158,432

	Variable Rate Obligations -- 0.4%
52,194	CitiGroup, 5.382%, 8/25/06	52,194

		52,194

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $796,218)	796,218

	Total Investments (Cost $11,105,112) (a) -- 106.4%	13,674,944
	Liabilities in Excess of Other Assets -- (6.4)%	(821,886)

	Net Assets -- 100.0%	$ 12,853,058

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

United States of America	46.1%
Europe	27.1%
Asia	8.0%
Latin America	6.2%
Emerging Markets	6.2%
Cash[1]	4.4%
Canada	2.3%
Liabilities in Excess of Other Assets	(0.3)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

MUTUAL FUNDS -- 95.9%
1,200	DIAMONDS Trust Series I	$ 134,124
7,000	iShares Dow Jones Select Dividend Index Fund	441,420
17,955	iShares EAFE Index Fund	1,174,078
7,131	iShares MSCI Canada Index Fund	169,361
9,542	iShares MSCI EMU Index Fund	841,795
2,600	iShares MSCI France Index Fund	78,078
3,300	iShares MSCI Germany Index Fund	75,669
4,890	iShares MSCI Hong Kong Index Fund	66,113
2,650	iShares MSCI Italy Index Fund	77,513
10,300	iShares MSCI Japan Index Fund	140,492
1,175	iShares MSCI Pacific ex-Japan Index Fund	126,078
9,940	iShares MSCI United Kingdom Index Fund	209,237
13,193	iShares Russell 1000 Index Fund	911,372
3,551	iShares Russell 3000 Value Index Fund	338,694
3,185	iShares Russell Midcap Value Index Fund	420,961
3,500	iShares S&P Global 100 Index Fund	232,015
3,911	iShares S&P Small Cap 600 Index Fund	242,873
1,470	iShares U.S. Energy Sector Index Fund	141,664
5,065	MidCap SPDR Trust Series 1 Index Fund	706,264
11,400	Rydex S&P Equal Weight Index Fund	489,630

	Total Mutual Funds (Cost $5,764,481)	7,017,431

CASH EQUIVALENT -- 4.4%
321,958	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	$ 321,958

	Total Cash Equivalent (Cost $321,958)	321,958

	Total Investments (Cost $6,086,439) (a) -- 100.3%	7,339,389
	Liabilities in Excess of Other Assets -- (0.3)%	(23,531)

	Net Assets -- 100.0%	$ 7,315,858

Huntington VA Situs Small Cap Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

Technology	17.7%
Industrials	16.4%
Energy	12.8%
Cash[1]	11.3%
Health Care	9.9%
Consumer Discretionary	12.8%
Financials	8.8%
Materials	8.5%
Consumer Staples	2.4%
Utilities	2.2%
Telecommunications	0.8%
Liabilities in Excess of Other Assets	(3.6)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Shares		Value

COMMON STOCKS -- 92.3%
	Cayman Islands -- 3.8%
	Consumer Discretionary -- 3.8%
3,000	Garmin Ltd.	$ 316,320
8,000	Scottish RE Group Ltd.	133,440

		449,760

	Finland -- 1.5%
	Industrials -- 1.5%
2,000	Cargotec Corp., Class B	87,605
2,100	Kone Oyj, Class B	87,285

		174,890

	Ireland -- 0.6%
	Consumer Staples -- 0.6%
3,500	Kerry Group PLC	75,200

	Japan -- 1.3%
	Industrials -- 0.7%
3,500	Sato Corp.	80,908

	Technology -- 0.6%
7,000	Furuno Electric Co. Ltd.	74,393

		155,301

	United Kingdom -- 0.8%
	Technology -- 0.8%
25,000	Halma PLC	91,410

	United States -- 84.3%
	Consumer Discretionary -- 9.0%
2,000	AnnTaylor Stores Corp. (b)	86,760
3,000	Audiovox Corp., Class A (b)	40,980
10,000	Brunswick Corp.	332,500
300	Columbia Sportswear Co. (b)	$ 13,578
2,000	Fossil, Inc. (b)	36,020
1,000	Home Depot, Inc.	35,790
1,500	Polo Ralph Lauren Corp.	82,350
9,000	ScanSource, Inc. (b)	263,880
800	Toll Brothers, Inc. (b)	20,456
8,500	Urban Outfitters, Inc. (b)	148,665
350	West Marine, Inc. (b)	4,718

		1,065,697

	Consumer Staples -- 1.8%
3,100	Fresh Del Monte Produce, Inc.	53,537
5,200	Performance Food Group Co. (b)	157,976

		211,513

	Energy -- 12.8%
4,550	CARBO Ceramics, Inc.	223,542
8,000	Denbury Resources, Inc. (b)	253,360
9,000	Headwaters, Inc. (b)	230,040
1,000	Houston Exploration Co. (b)	61,190
59	Hugoton Royalty Trust	1,752
1,000	Hydril Co. (b)	78,520
2,000	National-Oilwell Varco, Inc. (b)	126,640
4,000	Newfield Exploration Co. (b)	195,760
6,000	Pacific Ethanol, Inc. (b)	138,720
4,000	Remington Oil & Gas Corp. (b)	175,880
1,000	XTO Energy, Inc.	44,270

		1,529,674

	Financials -- 8.8%
4,250	Arch Capital Group Ltd. (b)	$ 252,705
5,000	Bancshares of Florida, Inc (b)	110,000
7,200	Colonial Bancgroup, Inc.	184,896
6,500	Cullen/Frost Bankers, Inc.	372,450
2,000	WSFS Financial Corp.	122,900

		1,042,951

	Health Care -- 9.9%
5,000	Albany Molecular Research (b)	53,400
2,150	Bio-Rad Laboratories, Inc., Class A (b)	139,621
6,000	Cerner Corp. (b)	222,660
6,500	Edwards Lifesciences Corp. (b)	295,295
1,000	Kindred Healthcare, Inc. (b)	26,000
10,000	Mentor Corp.	435,000
100	Par Pharmaceutical, Inc. (b)	1,846

		1,173,822

	Industrials -- 14.2%
6,500	Armor Holdings, Inc. (b)	356,395
6,000	ElkCorp	166,620
5,500	Jacobs Engineering Group, Inc. (b)	438,020
6,000	Precision Castparts Corp.	358,560
500	Ryder System, Inc.	29,215
5,500	Universal Forest Products, Inc.	345,015

		1,693,825

	Materials -- 8.5%
1,000	Albemarle Corp.	47,880
2,000	Commercial Metals Co.	51,400
6,750	Florida Rock Industries	335,273
1,000	Quanex Corp.	43,070
5,500	RTI International Metals, Inc. (b)	307,120
2,000	Steel Technologies, Inc.	38,880
4,400	The Scotts Co., Class A	186,208

		1,009,831

	Technology -- 16.3%
4,000	Black Box Corp.	$ 153,320
7,000	Global Imaging Systems, Inc. (b)	288,960
3,000	Hutchinson Technology, Inc. (b)	64,890
4,000	Imation Corp.	164,200
7,500	Intergraph Corp. (b)	236,175
7,000	Methode Electronics, Inc.	73,570
19,000	Red Hat, Inc. (b)	444,599
8,000	Standard Microsystems Corp. (b)	174,640
1,000	StarTek, Inc.	14,950
8,000	Transaction Systems Architects, Inc. (b)	333,520

		1,948,824

	Telecommunications -- 0.8%
7,300	General Communication, Inc., Class A (b)	89,936
	Utilities -- 2.2%
4,000	Hawaiian Electric Industries, Inc.	111,640
6,000	UGI Corp.	147,720

		259,360

		10,025,433

	Total Common Stocks (Cost $10,273,257)	10,971,994

CASH EQUIVALENT -- 11.3%
1,340,249	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	1,340,249

	Total Cash Equivalent (Cost $1,340,249)	1,340,249

	Total Investments (Cost $11,613,506) (a) -- 103.6%	12,312,243
	Liabilities in Excess of Other Assets -- (3.6)%	(429,192)

	Net Assets -- 100.0%	$ 11,883,051

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2006

Asset Allocation	Percentage of Net Assets

U.S. Government Mortgage Backed Agencies	71.2%
U.S. Government Agencies	16.0%
Real Estate Investment Trusts	8.2%
Cash[1]	4.2%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2006

Principal Amount		Value

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- 71.2%
	Federal Home Loan Bank -- 7.2%
$ 81,388	Series 6B-2012, Class A, 5.125%, 4/25/12	$ 81,657
78,382	Series 7I-2012, Class A, 5.000%, 6/15/12	78,938
86,634	Series SK-2015, Class 1, 5.140%, 8/18/15	86,231
61,316	Series Z2-2013, Class A, 4.800%, 2/25/13	61,841

		308,667

	Federal Home Loan Mortgage Corporation -- 24.6%
99,930	Pool # 1G0865, 4.921%, 7/1/35	96,752
39,623	Pool # B18052, 4.500%, 3/1/15	37,742
105,454	Pool # C90779, 5.000%, 1/1/24	100,222
36,268	Pool # C90837, 5.500%, 6/1/24	35,265
47,663	Pool # E96459, 5.000%, 5/1/18	45,998
40,494	Pool # G18008, 4.500%, 9/1/19	38,291
20,641	Pool # G18015, 4.500%, 10/1/19	19,518
95,342	Pool # M80916, 4.000%, 5/1/11	91,399
91,140	Pool # M80982, 5.000%, 7/1/12	88,946
97,693	Pool # M81004, 5.000%, 1/1/13	95,342
49,161	Pool # M90777, 4.500%, 1/1/08	48,335
36,956	Series 1994-23, Class PK, 6.000%, 5/25/10	37,055
531	Series 2469, Class AK, 6.000%, 4/15/30	530
50,744	Series 2548, Class HA, 4.500%, 1/15/10	49,823
85,826	Series 3046, Class YA, 5.000%, 2/15/19	81,115
96,394	Series R005, Class AB, 5.500%, 12/15/18	94,840
98,503	Series R007, Class AC, 5.875%, 5/15/16	98,234

		1,059,407

	Federal National Mortgage Association -- 29.9%
$ 33,524	Pool # 254908, 5.000%, 9/1/23	$ 31,886
114,124	Pool # 254914, 4.500%, 9/1/13	109,916
59,057	Pool # 254955, 4.000%, 10/1/10	56,091
36,073	Pool # 255224, 4.000%, 5/1/11	34,108
20,172	Pool # 255360, 5.000%, 8/1/24	19,137
84,962	Pool # 255711, 5.500%, 4/1/25	82,457
86,615	Pool # 255745, 5.500%, 5/1/25	84,061
88,316	Pool # 255767, 5.500%, 6/1/25	85,712
86,941	Pool # 255807, 5.500%, 8/1/20	85,382
68,692	Pool # 255808, 5.000%, 7/1/25	65,081
96,975	Pool # 256116, 6.000%, 2/1/26	96,311
91,864	Pool # 357771, 5.000%, 5/1/25	87,035
36,697	Pool # 721540, 5.000%, 7/1/33	34,481
107,712	Pool # 786457, 5.278%, 7/1/34	104,383
99,545	Pool # 845573, 5.655%, 2/1/36	98,240
97,630	Pool # 881602, 6.500%, 2/1/36	98,182
62,824	Series 2003-15, Class P, 5.000%, 12/25/26	62,511
50,000	Series 2672, Class GH, 5.500%, 8/15/31	47,770

		1,282,744

	Government National Mortgage Association -- 9.5%
27,972	Pool # 3571, 6.500%, 6/20/34	28,234
33,890	Pool # 3590, 5.500%, 8/20/19	33,401
19,667	Pool # 3637, 5.500%, 11/20/34	19,006
83,020	Pool # 3708, 5.500%, 5/20/20	81,807
69,259	Pool # 3710, 5.000%, 5/20/35	65,180
95,733	Pool # 3741, 4.500%, 8/20/20	90,946
93,060	Pool # 650348, 5.500%, 11/15/35	90,273

		408,847

	Total U.S. Government Mortgage Backed Agencies (Cost $3,141,277)	3,059,665

Principal Amount or Shares		Value
U.S. GOVERNMENT AGENCIES -- 16.0%
	Federal Home Loan Bank -- 9.3%
$ 400,000	5.040%, 7/6/06	$ 399,720

	Federal Home Loan Mortgage Corporation -- 4.4%
100,000	4.000%, 4/8/11	93,890
100,000	5.000%, 3/2/15	95,569

		189,459

	Federal National Mortgage Association -- 2.3%
100,000	5.600%, 2/8/16	97,831

	Total U.S. Government Agencies (Cost $697,371)	687,010

COMMON STOCKS -- 8.2%
	Real Estate Investment Trusts -- 8.2%
100	Acadia Realty Trust	2,365
200	Alexandria Real Estate Equities, Inc.	17,736
200	AMB Property Corp.	10,110
400	American Campus Communities, Inc.	9,940
100	Avalonbay Communities, Inc.	11,062
100	Boston Properties, Inc.	9,040
500	Brandywine Realty Trust	16,085
200	CBL & Associates Properties, Inc.	7,786
300	Digital Reality Trust	7,407
300	Duke Realty Corp.	10,545
100	EastGroup Properties, Inc.	4,668
200	Equity Lifestyle Properties, Inc.	8,766
300	Equity Residential Properties Trust	13,419
100	Essex Property Trust, Inc.	11,166
200	General Growth Properties, Inc.	9,012
300	Health Care Property Investors, Inc.	8,022
200	Home Properties, Inc.	11,102
300	Hospitality Properties Trust	13,176
Shares		Value
400	Host Hotels & Resorts, Inc.	$ 8,748
300	Kimco Realty Corp.	10,947
300	Mack-Cali Realty Corp.	13,776
300	Maguire Properties, Inc.	10,551
100	Mills Corp.	2,675
300	Nationwide Health Properties, Inc.	6,753
200	New Plan Excel Realty Trust	4,938
100	Pennsylvania Real Estate Investment Trust	4,037
400	ProLogis	20,848
100	Public Storage, Inc.	7,590
200	Realty Income Corp.	4,380
200	Reckson Associates Realty Corp.	8,276
200	Simon Property Group, Inc.	16,588
300	Sunstone Hotel Investors, Inc.	8,718
400	Tanger Factory Outlet Centers, Inc.	12,948
200	U-STORE-IT Trust	3,772
200	United Dominion Realty Trust, Inc.	5,602
100	Vornado Realty Trust	9,755
300	Weingarten Realty Investors	11,484

	Total Common Stocks (Cost $314,908)	353,793

CASH EQUIVALENT -- 4.2%
179,868	Huntington Money Market Fund, Interfund Shares* 4.51% (d)	179,868

	Total Cash Equivalent (Cost $179,868)	179,868

	Total Investments (Cost $4,333,424) (a) -- 99.6%	4,280,336
	Other Assets in Excess of Liabilities -- 0.4%	19,162

	Net Assets -- 100.0%	$ 4,299,498

See Notes to Portfolio of Investments on page 24.
See Notes which are an integral part of the Financial Statements.

Huntington Funds

Notes to Portfolio of Investments

(a) See Notes to Financial Statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

(c) All or part of the security was on loan as of June 30, 2006.

(d) Rate disclosed is the seven day yield as of June 30, 2006.

* Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
AMEX	--	American Stock Exchange
EAFE	--	Europe, Australasia and Far East
EMU	--	European Monetary Union
MSCI	--	Morgan Stanley Capital International
S&P	--	Standard & Poor's
SPDR	--	Standard & Poor's Depositary Receipt

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Statements of Assets and Liabilities

June 30, 2006 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Assets:
Investments, at value(1)	$ 50,238,217	$ 24,647,268	$ 41,934,581	$ 3,861,555	$ 8,879,750
Investment in affiliated securities, at value	136,099	316,617	47,525	--	159,161

Total Investments	50,374,316	24,963,885	41,982,106	3,861,555	9,038,911
Cash	18,590	--	--	254,113	--
Foreign currency, at value (cost $0; $0; $0; $4,622 and $0)	--	--	--	4,654	--
Income receivable	157,982	20,361	63,379	5,259	10,839
Receivable for investments sold	775,920	--	205,072	--	--
Receivable for shares sold	--	--	--	1,327	778
Receivable from adviser	--	--	--	283	--
Prepaid expenses and other assets	1,181	1,111	1,186	743	949

Total assets	51,327,989	24,985,357	42,251,743	4,127,934	9,051,477

Liabilities:
Options written, at value (proceeds $0; $0; $378,756; $0; and $0)	--	--	632,798	--	--
Payable for investments purchased	413,984	--	--	--	--
Payable for shares redeemed	18,577	14,777	26,164	205	530
Payable for return of collateral received for securities on loan	3,416,478	5,479,508	5,656,766	--	--
Accrued expenses and other payables
Investment adviser fees	23,126	9,603	17,670	1,883	4,407
Administration fees	2,589	1,059	1,967	224	497
Sub-Administration fees	2,614	1,102	2,009	200	495
Custodian fees	1,002	416	766	1,003	191
Financial Administration fees	2,129	1,060	1,669	877	902
Trustees' fees	637	291	507	48	122
Compliance Service fees	329	142	255	22	62
Other	5,647	4,251	7,585	358	1,732

Total liabilities	3,887,112	5,512,209	6,348,156	4,820	8,938

Net Assets	$ 47,440,877	$ 19,473,148	$ 35,903,587	$ 4,123,114	$ 9,042,539

Net Assets Consists of:
Paid in capital	$ 44,986,979	$ 18,217,431	$ 30,909,714	$ 3,650,298	$ 8,375,056
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities denominated in foreign currency	279,626	1,208,943	3,732,048	428,449	417,513
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	1,334,757	5,825	881,422	6,629	237,734
Accumulated net investment income (loss)	839,515	40,949	380,403	37,738	12,236

Total Net Assets	$ 47,440,877	$ 19,473,148	$ 35,903,587	$ 4,123,114	$ 9,042,539

Shares Outstanding	3,897,667	2,238,571	3,102,806	295,817	771,137

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 12.17	$ 8.70	$ 11.57	$ 13.94	$ 11.73

Investments, at cost	$ 50,094,690	$ 23,754,942	$ 37,996,016	$ 3,433,138	$ 8,621,398

(1) Includes securities on loan of $3,316,658; $5,285,341; $5,498,461; $0; $0.

Huntington Funds

Statements of Assets and Liabilities

June 30, 2006 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Assets:
Investments, at value(1)	$ 28,090,886	$ 12,682,469	$ 7,017,431	$ 10,971,994	$ 4,100,468
Investment in affiliated securities, at value	2,754,774	992,474	321,958	1,340,249	179,868

Total Investments	30,845,660	13,674,943	7,339,389	12,312,243	4,280,336
Income receivable	29,960	8,410	4,814	8,462	19,170
Receivable for investments sold	--	--	--	336,046	--
Receivable for shares sold	--	--	--	12,720	3,392
Receivable from adviser	--	--	--	--	574
Prepaid expenses and other assets	1,113	974	1,005	877	828

Total assets	30,876,733	13,684,327	7,345,208	12,670,348	4,304,300

Liabilities:
Payable for investments purchased	--	--	--	755,197	--
Payable for shares redeemed	5,068	23,312	22,663	22,008	115
Payable for return of collateral received for securities on loan	4,400,277	796,218	--	--	--
Accrued expenses and other payables
Investment adviser fees	12,787	6,059	3,530	5,593	2,097
Administration fees	1,417	682	392	648	244
Sub-Administration fees	1,460	681	402	610	228
Custodian fees	554	263	153	236	91
Financial Administration fees	1,581	1,422	572	876	1,236
Trustees' fees	363	170	103	144	53
Compliance Service fees	188	85	52	72	27
Other	5,382	2,377	1,483	1,913	711

Total liabilities	4,429,077	831,269	29,350	787,297	4,802

Net Assets	$ 26,447,656	$ 12,853,058	$ 7,315,858	$ 11,883,051	$ 4,299,498

Net Assets Consists of:
Paid in capital	$ 20,166,905	$ 10,186,583	$ 5,669,724	$ 11,081,904	$ 4,282,503
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currency	6,003,267	2,569,831	1,252,950	698,737	(53,088)
Accumulated net realized gain (loss) on investments and foreign currency transactions	218,635	81,597	398,659	109,018	(1,258)
Accumulated net investment income (loss)	58,849	15,047	(5,475)	(6,608)	71,341

Total Net Assets	$ 26,447,656	$ 12,853,058	$ 7,315,858	$ 11,883,051	$ 4,299,498

Shares Outstanding	1,620,362	763,466	561,835	839,561	405,147

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 16.32	$ 16.84	$ 13.02	$ 14.15	$ 10.61

Investments, at cost	$ 24,842,393	$ 11,105,112	$ 6,086,439	$ 11,613,506	$ 4,333,424

(1) Includes securities on loan of $4,265,497; $769,920; $0; $0; $0.

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2006 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Investment Income:
Dividend income	$ 1,032,646	$ 128,998	$ 535,141	$ 53,661(1)	$ 47,048
Dividend income from affiliated securities	16,494	4,005	7,581	--	7,656
Income from securities lending	1,713	987	2,074	--	--

Total investment income	1,050,853	133,990	544,796	53,661	54,704

Expenses:
Investment adviser fees	138,924	60,065	107,660	9,454	26,090
Administration fees	19,681	8,509	15,252	1,339	3,696
Sub-Administration fees	11,577	5,005	8,972	788	2,174
Custodian fees	6,020	2,603	4,665	1,590	1,131
Transfer and dividend disbursing agent fees and expenses	6,709	2,902	5,200	441	1,252
Trustees' fees	1,574	695	1,219	108	296
Auditing fees	2,925	1,337	2,363	141	517
Legal fees	1,443	625	1,088	97	269
Financial Administration fees	11,583	5,621	9,034	2,392	3,545
Printing and postage	6,789	2,983	5,325	406	1,229
Insurance premiums	2,608	2,217	2,450	2,009	2,004
Compliance Service fees	659	285	511	45	124
Other	846	369	654	133	157

Total expenses	211,338	93,216	164,393	18,943	42,484

Reimbursements:
Reimbursements from adviser	--	--	--	(3,187)	--

Net expenses	211,338	93,216	164,393	15,756	42,484

Net investment income (loss)	839,515	40,774	380,403	37,905	12,220

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	1,431,940	14,568	1,547,854	8,391	259,249
Net realized gain (loss) on options transactions	--	--	(25,969)	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--	(441)	--

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	1,431,940	14,568	1,521,885	7,950	259,249
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and labilities in foreign currency	(368,174)	(327,132)	(767,329)	189,374	(185,479)

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	1,063,766	(312,564)	754,556	197,324	73,770

Change in net assets resulting from operations	$ 1,903,281	$ (271,790)	$ 1,134,959	$ 235,229	$ 85,990

(1) Net of foreign dividend taxes withheld of $639.

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2006 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Investment Income:
Dividend income	$ 112,388	$ 54,310	$ 25,278	$ 22,946	$ 4,003
Dividend income from affiliated securities	66,755	17,929	4,645	18,960	5,424
Interest income	--	--	--	--	80,581
Income from securities lending	2,456	870	--	--	--

Total investment income	181,599	73,109	29,923	41,906	90,008

Expenses:
Investment adviser fees	79,230	35,910	21,775	30,402	11,200
Administration fees	11,225	5,087	3,085	4,307	1,587
Sub-Administration fees	6,603	2,993	1,815	2,534	933
Custodian fees	3,433	1,556	943	1,317	485
Transfer and dividend disbursing agent fees and expenses	3,811	1,712	1,048	1,435	530
Trustees' fees	897	407	247	346	127
Auditing fees	1,649	711	453	537	207
Legal fees	823	373	225	313	115
Financial Administration fees	8,091	5,341	2,494	3,624	4,509
Printing and postage	3,865	1,709	1,062	1,380	507
Insurance premiums	2,264	2,077	2,017	1,998	1,947
Compliance Service fees	376	170	103	144	53
Other	483	216	131	177	67

Total expenses	122,750	58,262	35,398	48,514	22,267

Reimbursements:
Reimbursements from adviser	--	--	--	--	(3,600)

Net expenses	122,750	58,262	35,398	48,514	18,667

Net investment income (loss)	58,849	14,847	(5,475)	(6,608)	71,341

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	218,635	81,597	398,659	112,554	1,495
Net realized gain (loss) on foreign currency transactions	--	--	--	(3,536)	--

Net realized gain (loss) on investments and translation of assets and liabilities in foreign currency	218,635	81,597	398,659	109,018	1,495
Net change in unrealized appreciation/depreciation of investments and translation of assets and labilities in foreign currency	(171,437)	439,762	80,184	(32,241)	(40,836)

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	47,198	521,359	478,843	76,777	(39,341)

Change in net assets resulting from operations	$ 106,047	$ 536,206	$ 473,368	$ 70,169	$ 32,000

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Growth Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 839,515	$ 1,674,502	$ 40,774	$ 84,462
Net realized gain (loss) on investment transactions	1,431,940	1,023,116	14,568	234,355
Net change in unrealized appreciation/depreciation of investments	(368,174)	(1,261,695)	(327,132)	(164,978)

Change in net assets resulting from operations	1,903,281	1,435,923	(271,790)	153,839

Distributions to Shareholders:
From net investment income	(1,674,502)	(1,152,185)	(84,462)	(89,380)
From net realized gains	(1,099,175)	(1,753,704)	(234,355)	(5,501)

Change in net assets resulting from distributions to shareholders	(2,773,677)	(2,905,889)	(318,817)	(94,881)

Change in net assets resulting from capital transactions	4,117,249	13,881,730	89,449	1,982,459

Change in net assets	3,246,853	12,411,764	(501,158)	2,041,417
Net Assets:
Beginning of period	44,194,024	31,782,260	19,974,306	17,932,889

End of period	$ 47,440,877	$ 44,194,024	$ 19,473,148	$ 19,974,306

Accumulated net investment income (loss) included in net assets at end of period	$ 839,515	$ 1,674,502	$ 40,949	$ 84,637

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Income Equity Fund		Huntington VA International Equity Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 380,403	$ 708,376	$ 37,905	$ 9,806
Net realized gain (loss) on investment and foreign currency transactions	1,521,885	1,026,383	7,950	5,573
Net change in unrealized appreciation/depreciation of investments and translation of assets denominated in foreign currency	(767,329)	(698,385)	189,374	198,549

Change in net assets resulting from operations	1,134,959	1,036,374	235,229	213,928

Distributions to Shareholders:
From net investment income	(708,376)	(526,840)	--	(10,210)
From net realized gains	(1,067,128)	--	(1,062)	(3,923)

Change in net assets resulting from distributions to shareholders	(1,775,504)	(526,840)	(1,062)	(14,133)

Change in net assets resulting from capital transactions	1,206,735	3,479,498	1,728,332	1,557,923

Change in net assets	566,190	3,989,032	1,962,499	1,757,718
Net Assets:
Beginning of period	35,337,397	31,348,365	2,160,615	402,897

End of period	$ 35,903,587	$ 35,337,397	$ 4,123,114	$ 2,160,615

Accumulated net investment income (loss) included in net assets at end of period	$ 380,403	$ 708,376	$ 37,738	$ (167)

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Macro 100 Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 12,220	$ 14,450	$ 58,849	$ 105,600	$ 14,847	$ 14,600
Net realized gain (loss) on investment transactions	259,249	84,844	218,635	322,968	81,597	180,846
Net change in unrealized appreciation/ depreciation of investments	(185,479)	448,739	(171,437)	2,223,061	439,762	896,152

Change in net assets resulting from operations	85,990	548,033	106,047	2,651,629	536,206	1,091,598

Distributions to Shareholders:
From net investment income	(14,450)	(10,780)	(105,600)	(22,779)	(14,400)	--
From net realized gains	(105,627)	--	(322,968)	(30,259)	(180,902)	(7,097)

Change in net assets resulting from distributions to shareholders	(120,077)	(10,780)	(428,568)	(53,038)	(195,302)	(7,097)

Change in net assets resulting from capital transactions	1,327,831	4,887,685	1,555,651	4,811,419	1,774,787	3,772,009

Change in net assets	1,293,744	5,424,938	1,233,130	7,410,010	2,115,691	4,856,510
Net Assets:
Beginning of period	7,748,795	2,323,857	25,214,526	17,804,516	10,737,367	5,880,857

End of period	$ 9,042,539	$ 7,748,795	$ 26,447,656	$ 25,214,526	$ 12,853,058	$ 10,737,367

Accumulated net investment income (loss) included in net assets at end of period	$ 12,236	$ --	$ 58,849	$ 52,721	$ 15,047	$ 14,600

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Small Cap Fund		Huntington VA Mortgage Securities Fund

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended Dec. 31, 2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (5,475)	$ 47,074	$ (6,608)	$ (7,774)	$ 71,341	$ 51,015
Net realized gain (loss) on investment and foreign currency transactions	398,659	262,242	109,018	90,540	1,495	(198)
Net change in unrealized appreciation/ depreciation of investments and translation of assets and liabilities in foreign currency	80,184	296,056	(32,241)	628,095	(40,836)	(22,790)

Change in net assets resulting from operations	473,368	605,372	70,169	710,861	32,000	28,027

Distributions to Shareholders:
From net investment income	(47,074)	(40,588)	--	(366)	(52,721)	(8,175)
From net realized gains	(254,062)	(124,902)	(46,081)	(39,417)	--	--

Change in net assets resulting from distributions to shareholders	(301,136)	(165,490)	(46,081)	(39,783)	(52,721)	(8,175)

Change in net assets resulting from capital transactions	296,606	254,949	3,855,687	6,013,607	1,112,286	2,780,838

Change in net assets	468,838	694,831	3,879,775	6,684,685	1,091,565	2,800,690
Net Assets:
Beginning of period	6,847,020	6,152,189	8,003,276	1,318,591	3,207,933	407,243

End of period	$ 7,315,858	$ 6,847,020	$ 11,883,051	$ 8,003,276	$ 4,299,498	$ 3,207,933

Accumulated net investment income (loss) included in net assets at end of period	$ (5,475)	$ 47,074	$ (6,608)	$ --	$ 71,341	$ 52,721

See Notes which are an integral part of the Financial Statements.

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital Distributions

Huntington VA Dividend Capture Fund
2001(2)	$ 10.00	0.14	0.10	0.24	(0.09)	--	--
2002	$ 10.15	0.33	(0.33)	--	(0.34)	--	--
2003	$ 9.81	0.33	1.76	2.09	(0.36)	--	--
2004	$ 11.54	0.47	1.10	1.57	(0.01)	(0.16)	--
2005	$ 12.94	0.19	0.07	0.46	(0.39)	(0.60)	--
2006(8)	$ 12.41	0.20	0.32	0.52	(0.46)	(0.30)
Huntington VA Growth Fund
2001(3)	$ 10.00	(0.04)	(0.74)	(0.78)	--	--	--
2002	$ 9.22	--	(1.90)	(1.90)	--	--	--
2003	$ 7.32	0.02	1.15	1.17	(0.02)	--	--
2004	$ 8.47	0.04	0.44	0.48	-- (7)	--	--
2005	$ 8.95	0.04	0.02	0.06	(0.04)	-- (7)	--
2006(8)	$ 8.97	0.02	(0.14)	(0.12)	(0.04)	(0.11)	--
Huntington VA Income Equity Fund
2001	$ 10.07	0.18	0.06	0.24	(0.20)	--	(0.01)
2002	$ 10.10	0.23	(1.22)	(0.99)	(0.23)	--	--
2003	$ 8.88	0.20	1.43	1.63	(0.20)	--	--
2004	$ 10.31	0.20	1.20	1.40	--	(0.09)	--
2005	$ 11.62	0.23	0.12	0.35	(0.19)	--	--
2006(8)	$ 11.78	0.12	0.27	0.39	(0.24)	(0.36)	--
Huntington VA International Equity Fund
2004(6)	$ 10.00	0.03	1.10	1.13	(0.06)	--	--
2005	$ 11.07	0.06	1.62	1.68	(0.06)	(0.02)	--
2006(8)	$ 12.67	0.13	1.14	1.27	--	-- (7)	--
Huntington VA Macro 100 Fund
2004(6)	$ 10.00	0.05	1.08	1.13	--	--	--
2005	$ 11.13	(0.01)	0.58	0.57	(0.02)	--	--
2006(8)	$ 11.68	0.01	0.20	0.21	(0.02)	(0.14)	--
Huntington VA Mid Corp America Fund
2001(2)	$ 10.00	(0.02)	1.17	1.15	--	--	--
2002	$ 11.15	--	(1.45)	(1.45)	--	--	--
2003	$ 9.70	0.01	2.86	2.87	(0.01)	(0.01)	--
2004	$ 12.55	0.02	2.10	2.12	-- (7)	--	--
2005	$ 14.67	0.07	1.79	1.86	(0.02)	(0.02)	--
2006(8)	$ 16.49	0.03	0.07	0.10	(0.07)	(0.20)	--
Huntington VA New Economy Fund
2001(2)	$ 10.00	(0.03)	0.93	0.90	--	--	--
2002	$ 10.90	(0.02)	(1.47)	(1.49)	--	--	--
2003	$ 9.41	(0.02)	2.99	2.97	--	--	--
2004	$ 12.38	(0.03)	2.31	2.28	--	(0.28)	--
2005	$ 14.38	0.02	1.88	1.90	--	(0.01)	--
2006(8)	$ 16.27	0.02	0.82	0.84	(0.02)	(0.25)	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(3) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(4) Not annualized.

(5) Computed on annualized basis.

(6) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(7) Amount is less than $0.005.

(8) Six months ended June 30, 2006 (Unaudited).

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.09)	$ 10.15	2.44%(4)	2.00%(5)	5.25%(5)	17.47%(5)	(10.22)%(5)	$ 220	12%
(0.34)	$ 9.81	(0.05)%	1.12%	5.89%	2.23%	4.78%	$ 3,396	70%
(0.36)	$ 11.54	21.36%	1.00%	5.22%	1.01%	5.21%	$ 17,360	87%
(0.17)	$ 12.94	13.75%	0.95%	4.72%	0.95%	4.72%	$ 31,782	88%
(0.99)	$ 12.41	3.59%	0.93%	4.41%	0.93%	4.41%	$ 44,194	111%
(0.76)	$ 12.17	4.25%(4)	0.91%(5)	3.63%(5)	0.91%(5)	3.63%(5)	$ 47,441	46%

--	$ 9.22	(7.80)%(4)	2.00%(5)	1.11%(5)	16.85%(5)	(13.74)%(5)	$ 434	--
--	$ 7.32	(20.56)%	1.02%	0.14%	1.58%	(0.42)%	$ 3,654	2%
(0.02)	$ 8.47	15.95%	1.00%	0.32%	1.00%	0.32%	$ 12,065	4%
--	$ 8.95	5.67%	0.95%	0.59%	0.95%	0.59%	$ 17,933	11%
(0.04)	$ 8.97	0.72%	0.95%	0.45%	0.95%	0.45%	$ 19,974	15%
(0.15)	$ 8.70	(1.42)%(4)	0.93%(5)	0.41%(5)	0.93%(5)	0.41%(5)	$ 19,473	10%

(0.21)	$ 10.10	2.34%	1.91%	1.76%	2.06%	1.61%	$ 4,453	38%
(0.23)	$ 8.88	(9.96)%	1.11%	2.81%	1.54%	2.38%	$ 8,712	4%
(0.20)	$ 10.31	18.43%	1.00%	2.63%	1.00%	2.63%	$ 21,232	97%
(0.09)	$ 11.62	13.66%	0.93%	2.00%	0.93%	2.00%	$ 31,348	47%
(0.19)	$ 11.78	2.98%	0.93%	2.15%	0.93%	2.15%	$ 35,337	53%
(0.60)	$ 11.57	3.22%(4)	0.92%(5)	2.12%(5)	0.92%(5)	2.12%(5)	$ 35,904	31%

(0.06)	$ 11.07	11.26%(4)	1.00%(5)	0.56%(5)	1.76%(5)	(0.20)%(5)	$ 403	31%
(0.08)	$ 12.67	15.21%	1.00%	0.96%	1.78%	0.18%	$ 2,161	7%
-- (7)	$ 13.94	10.05%(4)	1.00%(5)	2.40%(5)	1.20%(5)	2.20%(5)	$ 4,123	2%

--	$ 11.13	11.30%(4)	1.00%(5)	1.62%(5)	1.05%(5)	1.57%(5)	$ 2,324	1%
(0.02)	$ 11.68	5.14%	1.00%	0.28%	1.04%	0.23%	$ 7,749	82%
(0.16)	$ 11.73	1.80%(4)	0.98%(5)	0.28%(5)	0.98%(5)	0.28%(5)	$ 9,043	57%

--	$ 11.15	11.50%(4)	2.00%(5)	(0.85)%(5)	17.87%(5)	(16.72)%(5)	$ 289	3%
--	$ 9.70	(13.00)%	1.15%	(0.10)%	2.10%	(1.05)%	$ 3,106	3%
(0.02)	$ 12.55	29.63%	1.00%	0.20%	1.00%	0.20%	$ 10,352	25%
--	$ 14.67	16.91%	0.95%	0.17%	0.95%	0.17%	$ 17,805	10%
(0.04)	$ 16.49	12.67%	0.95%	0.49%	0.95%	0.49%	$ 25,215	7%
(0.27)	$ 16.32	0.58%(4)	0.93%(5)	0.45%(5)	0.93%(5)	0.45%(5)	$ 26,448	4%

--	$ 10.90	9.00%(4)	2.00%(5)	(1.20)%(5)	17.91%(5)	(17.11)%(5)	$ 228	--
--	$ 9.41	(13.67)%	1.21%	(0.44)%	3.38%	(2.61)%	$ 755	20%
--	$ 12.38	31.56%	1.00%	(0.28)%	1.05%	(0.33)%	$ 2,998	80%
(0.28)	$ 14.38	18.75%	0.98%	(0.31)%	0.98%	(0.31)%	$ 5,881	18%
(0.01)	$ 16.27	13.24%	1.00%	0.18%	1.02%	0.16%	$ 10,737	49%
(0.27)	$ 16.84	5.16%(4)	0.97%(5)	0.25%(5)	0.97%(5)	0.25%(5)	$ 12,853	19%

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Income	Return of Capital Distributions

Huntington VA Rotating Markets Fund
2001(2)	$ 10.00	--	0.45	0.45	--	--	--
2002	$ 10.45	(0.01)	(1.57)	(1.58)	--	--	--
2003	$ 8.87	0.06	2.10	2.16	--	--	--
2004	$ 11.03	0.07	1.17	1.24	(0.05)	(0.33)	--
2005	$ 11.89	0.09	1.04	1.13	(0.08)	(0.24)	--
2006(8)	$ 12.70	(0.01)	0.89	0.88	(0.09)	(0.47)	--
Huntington VA Situs Small Cap Fund
2004(6)	$ 10.00	(0.01)	1.98	1.97	--	--	--
2005	$ 11.97	(0.01)	2.07	2.06	-- (7)	(0.08)	--
2006(8)	$ 13.95	(0.01)	0.27	0.26	--	(0.06)	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(3) Not annualized.

(4) Computed on annualized basis.

(5) Does not include the effect of expenses of underlying funds.

(6) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(7) Amount is less than $0.005.

(8) Six months ended June 30, 2006 (Unaudited).

Huntington Funds--Equity Funds

Financial Highlights

(For a share outstanding throughout each period)

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$ 10.45	4.50%(3)	2.00%(4)(5)	(0.21)%(4)(5)	18.20%(4)(5)	(16.41)%(4)	$ 210	--
--	$ 8.87	(15.12)%	1.21%(5)	(0.20)%(5)	3.33%(5)	(2.32)%(5)	$ 930	113%
--	$ 11.03	24.35%	1.00%(5)	1.02%(5)	1.06%(5)	0.96%(5)	$ 4,219	151%
(0.38)	$ 11.89	11.63%	0.98%(5)	0.77%(5)	0.98%(5)	0.77%(5)	$ 6,152	81%
(0.32)	$ 12.70	9.66%	1.00%(5)	(0.75)%(5)	1.00%(5)	(0.75)%(5)	$ 6,847	44%
(0.56)	$ 13.02	6.89%(3)	0.98%(4)(5)	(0.15)%(4)(5)	0.98%(4)(5)	(0.15)%(4)(5)	$ 7,316	22%

--	$ 11.97	19.70%(3)	1.00%(4)	(0.19)%(4)	1.19%(4)	(0.38)%(4)	$ 1,319	3%
(0.08)	$ 13.95	17.18%	0.99%	(0.19)%	1.05%	(0.25)%	$ 8,003	10%
(0.06)	$ 14.15	1.86%(3)	0.96%(4)	(0.13)%(4)	0.96%(4)	(0.13)%(4)	$ 11,883	5%

Huntington Funds--Income Fund

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions

Huntington VA Mortgage Securities Fund
2004(2)	$ 10.00	0.18	0.41	0.59	--	--
2005	$ 10.59	0.37(5)	(0.24)	0.13	(0.07)	(0.07)
2006(6)	$ 10.65	0.20(5)	(0.10)	0.10	(0.14)	(0.14)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(3) Not annualized.

(4) Computed on annualized basis.

(5) Per share net investment income (loss) has been calculated using the average daily shares method.

(6) Six months ended June 30, 2006 (Unaudited).

Huntington Funds--Income Fund

Financial Highlights

(For a share outstanding throughout each period)

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 10.59	5.90%(3)	1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$ 407	51%
$ 10.65	1.25%	1.00%	3.53%	1.50%	3.03%	$ 3,208	19%
$ 10.61	0.94%(3)	1.00%(4)	3.82%(4)	1.19%(4)	3.63%(4)	$ 4,299	13%

See Notes which are an integral part of the Financial Statements.

Huntington Funds

Notes to Financial Statements

June 30, 2006 (Unaudited)

(1) Organization

The Huntington Funds (the "Trust"), was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987 and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust operates 29 separate series, or mutual funds, each with its own investment objective and strategy. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA International Equity Fund (VA International Equity Fund)
Huntington VA Macro 100 Fund (VA Macro 100 Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares ("Shares") are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust's Board of Trustees (the "Trustees"), they are sold only to separate accounts of Hartford Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company, and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign sec urities are subject to modification based on significant events as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the hig hest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security val uation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment advisor, Huntington Asset Advisors, Inc. ("Advisor"), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, su ch events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, foreign currency gain/loss, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discount, gain/loss, paydowns, capital loss carryforwards and losses deferred due to wash sales.

The Funds may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from the REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

D. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, and VA Situs Small Cap Fund have been provided for in accordance with each Fund's applicable country's tax rules and rates.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)**

VA Dividend Capture Fund	$ 50,215,980	$ 1,757,286	$ (1,598,950)	$ 158,336
VA Growth Fund	23,763,510	2,283,613	(1,083,238)	1,200,375
VA Income Equity Fund	38,237,839	4,494,415	(750,148)	3,744,267
VA International Equity Fund	3,437,605	448,997	(25,047)	423,950
VA Macro 100 Fund	8,642,898	548,001	(151,988)	396,013
VA Mid Corp America Fund	24,842,394	6,345,272	(342,006)	6,003,266
VA New Economy Fund	11,104,911	2,964,687	(394,655)	2,570,032
VA Rotating Markets Fund	6,086,439	1,254,134	(1,184)	1,252,950
VA Situs Small Cap Fund	11,613,505	1,353,486	(654,748)	698,738
VA Mortgage Securities Fund	4,333,423	44,716	(97,803)	(53,087)

** The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

E. Foreign Exchange Contracts

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

F. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund and VA Situs Small Cap Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

H. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund's written option activity for the six months ended June 30, 2006:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2005	2,456	$ 486,539
Options written	4,813	1,043,386
Options expired	(855)	(55,258)
Options closed	(4,736)	(1,052,824)
Options exercised	(124)	(43,087)

Outstanding at 06/30/2006	1,554	$ 378,756

At June 30, 2006, the VA Income Equity Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Ameren, Inc.	Call	December 2006	50	31	$ 7,208	$ (2,900)
Apache Corp.	Call	January 2007	65	57	52,155	(28,957)
ChevronTexaco Corp.	Call	December 2006	65	198	50,985	(9,010)
ConocoPhillips	Call	January 2007	65	226	145,770	(65,091)
Consolidated Edison, Inc.	Call	August 2006	45	96	6,960	(2,256)
Genuine Parts Co.	Call	November 2006	40	89	26,700	(4,165)
Kinder Morgan Energy Partners	Call	December 2006	50	68	2,720	987
Merck & Co., Inc.	Call	July 2006	35	252	44,100	(21,673)
Occidental Petroleum Corp.	Call	January 2007	100	128	154,880	(57,987)
Posco-ADR	Call	November 2006	65	56	42,280	(24,997)
Progress Energy, Inc.	Call	October 2006	40	81	25,515	(9,154)
Thomson Corp.	Call	October 2006	40	48	5,400	5,607
Thomson Corp.	Call	October 2006	45	50	625	1,825
Verizon Communications, Inc.	Call	October 2006	35	93	5,115	1,767
V.F. Corp.	Call	November 2006	65	41	23,985	(16,318)
V.F. Corp.	Call	November 2006	60	40	38,400	(21,721)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (254,043)

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of coll ateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Prior to February 1, 2006, Boston Global Advisors ("BGA") served as the sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collater al received from borrowers. In addition, The Huntington National Bank ("Huntington"), as custodian to each of the Funds except VA International Equity Fund, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. On February 1, 2006, PFPC Trust Co. ("PFPC") began serving as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2006, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*

VA Dividend Capture Fund	$ 3,316,658	$ 3,416,478
VA Growth Fund	5,285,341	5,479,508
VA Income Equity Fund	5,498,461	5,656,766
VA Mid Corp America Fund	4,265,497	4,400,277
VA New Economy Fund	769,920	796,218

* Includes securities and cash collateral.

K. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

L. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Dividend Capture Fund				VA Growth Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	216,238	$ 2,741,288	941,902	$ 11,871,304	89,658	$ 814,776	373,542	$ 3,305,136
Distributions reinvested	230,563	2,773,676	235,676	2,905,889	36,024	318,814	10,613	94,881
Shares redeemed	(110,819)	(1,397,715)	(71,389)	(895,463)	(114,599)	(1,044,141)	(159,915)	(1,417,558)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	335,982	$ 4,117,249	1,106,189	$ 13,881,730	11,083	$ 89,449	224,240	$ 1,982,459

	VA Income Equity Fund				VA International Equity Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	94,633	$ 1,134,005	454,191	$ 5,247,829	130,585	$ 1,799,939	138,655	$ 1,609,168
Distributions reinvested	152,142	1,775,499	44,799	526,840	75	1,062	975	14,133
Shares redeemed	(143,000)	(1,702,769)	(198,689)	(2,295,171)	(5,377)	(72,669)	(5,494)	(65,378)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	103,775	$ 1,206,735	300,301	$ 3,479,498	125,283	$ 1,728,332	134,136	$ 1,557,923

	VA Macro 100 Fund				VA Mid Corp America Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	114,513	$ 1,414,116	475,708	$ 5,122,512	123,407	$ 2,086,891	347,629	$ 5,314,722
Distributions reinvested	10,006	120,076	973	10,780	25,895	428,567	3,338	53,038
Shares redeemed	(16,997)	(206,361)	(21,913)	(245,607)	(57,633)	(959,807)	(35,578)	(556,341)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	107,522	$ 1,327,831	454,768	$ 4,887,685	91,669	$ 1,555,651	315,389	$ 4,811,419

	VA New Economy Fund				VA Rotating Markets Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	109,747	$ 1,881,481	277,776	$ 4,172,788	29,175	$ 388,177	64,556	$ 766,272
Distributions reinvested	11,488	195,301	463	7,097	22,952	301,136	14,025	165,490
Shares redeemed	(17,670)	(301,995)	(27,206)	(407,876)	(29,537)	(392,707)	(56,676)	(676,813)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	103,565	$ 1,774,787	251,033	$ 3,772,009	22,590	$ 296,606	21,905	$ 254,949

	VA Situs Small Cap Fund				VA Mortgage Securities Fund

	Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005		Six Months Ended June 30, 2006(1)		Year Ended December 31, 2005

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	275,966	$ 4,002,204	470,357	$ 6,098,370	110,144	$ 1,177,705	271,725	$ 2,877,086
Distributions reinvested	3,196	46,080	2,845	39,783	5,002	52,721	771	8,175
Shares redeemed	(13,382)	(192,597)	(9,609)	(124,546)	(11,095)	(118,140)	(9,857)	(104,423)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	265,780	$ 3,855,687	463,593	$ 6,013,607	104,051	$ 1,112,286	262,639	$ 2,780,838

(1) Unaudited.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds' investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund's average daily net assets through April 30, 2007. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment advisor (the "Sub-advisor") of the VA Macro 100 Fund (the "Fund"). The Advisor pays the Sub-advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company ("FServ") is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. Huntington also serves as Financial Administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). BISYS (the Sub-Financial Administrator) is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees, in certain circumstances. FServ and Edgewood Services, Inc., the Trust's dis tributor, are wholly-owned subsidiaries of Federated Investors, Inc.

Huntington provides administrative services at the following annual rate:

Maximum Administrative Fee	Average Daily Net Assets of the Funds

0.135 of 1%	on the first $4 billion
0.125 of 1%	on the next $3 billion
0.115 of 1%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

FServ receives a fee from Huntington for providing sub-administrative services from Huntington at the following annual rate:

Maximum Sub-Administrative Fee	Average Daily Net Assets of the Funds

0.05%	on the first $3 billion
0.04%	on the next $2 billion
0.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Funds' custodian except for the VA International Equity Fund. State Street Bank and Trust Company ("State Street") serves as custodian for the VA International Equity Fund. The Bank of New York serves as sub-custodian of VA Situs Small Cap Fund's foreign assets. Huntington, State Street and The Bank of New York receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses. PFPC serves as sub-custodian for the securities lending program and retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

Effective December 21, 2005, The Bank of New York began serving as sub-custodian of VA Situs Small Cap Fund's foreign assets.

Compliance Services--Prior to September 29, 2005, the Trust contracted with BISYS to provide certain compliance services and a Chief Compliance Officer to the Trust. Effective September 29, 2005, the Trust contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $100,000.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund ("Fund"), in accordance with its prospectus, may seek to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incur expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2006 were as follows:

Fund	Purchases	Sales

VA Dividend Capture Fund	$ 24,522,421	$ 20,976,916
VA Growth Fund	2,306,548	2,077,037
VA Income Equity Fund	12,435,555	11,313,426
VA International Equity Fund	1,742,285	17,764
VA Macro 100 Fund	6,184,743	53,957
VA Mid Corp America Fund	2,793,038	957,027
VA New Economy Fund	3,430,958	2,127,184
VA Rotating Markets Fund	1,522,713	1,585,322
VA Situs Small Cap Fund	3,727,623	455,608
VA Mortgage Securities Fund	1,288,808	422,829

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Example

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2006 to June 30, 2006.

Actual Expenses. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios, and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period(2)	Annualized Expense Ratio

VA Dividend Capture Fund
Actual	$ 1,000.00	$ 1,042.50	$ 4.61	0.91%
Hypothetical(1)	$ 1,000.00	$ 1,020.49	$ 4.57	0.91%
VA Growth Fund
Actual	$ 1,000.00	$ 985.80	$ 4.58	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA Income Equity Fund
Actual	$ 1,000.00	$ 1,032.20	$ 4.64	0.92%
Hypothetical(1)	$ 1,000.00	$ 1,020.44	$ 4.62	0.92%
VA International Equity Fund
Actual	$ 1,000.00	$ 1,100.50	$ 5.21	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Macro 100 Fund
Actual	$ 1,000.00	$ 1,018.00	$ 4.90	0.98%
Hypothetical(1)	$ 1,000.00	$ 1,020.14	$ 4.92	0.98%
VA Mid Corp America Fund
Actual	$ 1,000.00	$ 1,005.80	$ 4.63	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA New Economy Fund
Actual	$ 1,000.00	$ 1,051.60	$ 4.93	0.97%
Hypothetical(1)	$ 1,000.00	$ 1,020.19	$ 4.87	0.97%
VA Rotating Markets Fund
Actual	$ 1,000.00	$ 1,068.90	$ 5.03	0.98%
Hypothetical(1)	$ 1,000.00	$ 1,020.14	$ 4.92	0.98%
VA Situs Small Cap Fund
Actual	$ 1,000.00	$ 1,018.60	$ 4.80	0.96%
Hypothetical(1)	$ 1,000.00	$ 1,020.24	$ 4.82	0.96%
VA Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,009.40	$ 4.98	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect contractual reimbursement of expenses by the Funds' Advisor to limit the Funds' total operating expenses to not more than 1.00% of the Funds' average daily net assets, for the period beginning January 1, 2006 through June 30, 2006. The "Financial Highlights" tables in the Funds' financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

Huntington Funds

Last Meeting of Shareholders

A Special Meeting of Shareholders of Huntington VA Funds (the "VA Funds") was held on June 22, 2006. On April 21, 2006, the record date for shareholders voting at the meeting, there were 13,734,061.771 total outstanding shares of the Trust. The following items were considered by shareholders of the VA Funds and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

AGENDA ITEM 1

To elect four Trustees.1

Name	For	Withheld

Carl A. Nelson	13,147,438.040	501,926.437
Tadd C. Seitz	13,150,621.089	498,743.388
Mark D. Shary	13,150,621.089	498,743.388
Thomas J. Westerfield	13,150,558.679	498,805.798

1 The following Trustees continued their terms: David S. Schoedinger and John M. Shary.

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the VA Funds' independent auditors.

For	Against	Abstained

13,212,728.260	77,740.596	358,895.621

Huntington Funds

Last Meeting of Shareholders

A Special Meeting of Shareholders of Huntington VA Growth Fund (the "Fund") was held on June 22, 2006. On April 21, 2006, the record date for shareholders voting at the meeting, there were 2,197,646.911 total outstanding shares of the Fund. The following items were considered by shareholders of the Fund and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

AGENDA ITEM 1

(a) To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstained

2,030,966.721	8,552.500	158,127.302

(b) To amend the Fund's fundamental investment policy regarding concentration.

For	Against	Abstained

1,984,208.983	35,264.266	178,173.274

(c) To amend the Fund's fundamental investment policy regarding issuing senior securities.

For	Against	Abstained

1,994,322.599	42,321.213	161,002.711

(d) To amend the Fund's fundamental investment policy regarding lending.

For	Against	Abstained

1,911,307.238	101,901.005	184,438.280

(e) To amend the Fund's fundamental investment policy regarding borrowing money.

For	Against	Abstained

1,974,012.322	57,555.051	166,079.150

(f) To amend the Fund's fundamental investment policy regarding investing in commodities.

For	Against	Abstained

1,921,813.496	109,753.877	166,079.150

(g) To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstained

1,948,886.946	82,680.426	166,079.151

(h) To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstained

1,938,921.177	65,489.794	193,235.552

(i) To amend the Fund's fundamental investment policy regarding pledging, mortgaging or hypothecating assets.

For	Against	Abstained

1,861,530.517	119,620.555	216,495.451

AGENDA ITEM 2

(a) To eliminate the Fund's fundamental investment policy regarding investing in illiquid securities.

For	Against	Abstained

1,963,980.299	52,257.363	181,408.861

(b) To eliminate the Fund's fundamental investment policy regarding investments in new issuers.

For	Against	Abstained

1,982,413.047	44,813.298	170,420.178

(c) To eliminate the Fund's fundamental investment policy regarding purchases on margin.

For	Against	Abstained

1,918,576.627	69,368.809	209,701.087

(d) To eliminate the Fund's fundamental investment policy regarding short selling.

For	Against	Abstained

1,920,742.920	79,933.679	196,969.924

(e) To eliminate the Fund's fundamental investment policy regarding certain transactions with "Interested Persons" of the Fund.

For	Against	Abstained

1,960,043.101	50,410.292	187,193.130

(f) To eliminate the Fund's fundamental investing in issuers owned by officers and Trustees.

For	Against	Abstained

1,926,218,993	66,442.642	204,984.888

(g) To eliminate the Fund's fundamental investment policy regarding purchasing securities of other investment companies.

For	Against	Abstained

1,944,159.474	50,354.329	203,132.720

Huntington Funds

Last Meeting of Shareholders

A Special Meeting of Shareholders of Huntington VA Income Equity Fund (the "Fund") was held on June 22, 2006. On April 21, 2006, the record date for shareholders voting at the meeting, there were 2,993,091.589 total outstanding shares of the Fund. The following items were considered by shareholders of the Fund and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

AGENDA ITEM 1

(a) To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstained

2,719,118.241	39,677.098	234,294.934

(b) To amend the Fund's fundamental investment policy regarding concentration.

For	Against	Abstained

2,700,425.818	77,416.183	215,248.272

(c) To amend the Fund's fundamental investment policy regarding issuing senior securities.

For	Against	Abstained

2,715,012.151	67,372.662	210,705.460

(d) To amend the Fund's fundamental investment policy regarding lending.

For	Against	Abstained

2,633,437.534	122,275.302	237,377.437

(e) To amend the Fund's fundamental investment policy regarding borrowing money.

For	Against	Abstained

2,655,823.343	103,161.361	234,105.569

(f) To amend the Fund's fundamental investment policy regarding investing in commodities.

For	Against	Abstained

2,614,930.621	144,388.097	233,771.555

(g) To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstained

2,709,490.425	71,870.256	211,729.592

(h) To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstained

2,694,060.526	79,527.956	219,501.791

(i) To amend the Fund's fundamental investment policy regarding pledging, mortgaging or hypothecating assets.

For	Against	Abstained

2,606,176.435	122,523.795	264,390.043

AGENDA ITEM 2

(a) To eliminate the Fund's fundamental investment policy regarding investing in illiquid securities.

For	Against	Abstained

2,647,888.039	75,872.749	269,329.485

(b) To eliminate the Fund's fundamental investment policy regarding investments in new issuers.

For	Against	Abstained

2,662,178.024	81,696.561	249,215.688

(c) To eliminate the Fund's fundamental investment policy regarding purchases on margin.

For	Against	Abstained

2,589,899.465	141,325.642	261,865.166

(d) To eliminate the Fund's fundamental investment policy regarding short selling.

For	Against	Abstained

2,564,536.540	149,352.066	279,201.667

(e) To eliminate the Fund's fundamental investment policy regarding certain transactions with "Interested Persons" of the Fund.

For	Against	Abstained

2,635,876.288	77,959.110	279,254.875

(f) To eliminate the Fund's fundamental investing in issuers owned by officers and Trustees.

For	Against	Abstained

2,675,269.985	76,910.785	240,909.503

(g) To eliminate the Fund's fundamental investment policy regarding purchasing securities of other investment companies.

For	Against	Abstained

2,673,359.454	31,188.979	288,541.840

AGENDA ITEM 3

(a) To amend the Fund's fundamental investment objective.

For	Against	Abstained

2,634,675.668	33,622.233	324,792.372

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting "Form N-Q."

[Logo of Huntington Funds]

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of The Huntington Funds and is the Custodian of certain Funds. State Street Bank and Trust Company is also a Custodian to one of the Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Sub-Administrator and Distributor of The Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

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Cusip 446771107
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Cusip 446771800
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